UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22781

Goldman Sachs Trust II

(Exact name of registrant as specified in charter)

200 West Street

15th Floor

New York, New York 10282

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (212) 902-1000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders for the Goldman Sachs Multi-Strategy Alternatives Fund, Goldman Sachs Multi-Manager Non-Core Fixed Income Fund, Goldman Sachs Multi-Manager Global Equity Fund, Goldman Sachs Multi-Manager Real Assets Strategy Fund, Multi-Manager International Equity Fund, and Multi-Manager U.S. Small Cap Equity Fund is filed herewith.

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Multi-Manager Global Equity Fund

GSEQX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Multi-Manager Global Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$23	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Information Technology	17.1%
Financials	16.3%
Industrials	10.7%
Consumer Discretionary	10.0%
Health Care	9.3%
Domestic Equity	8.7%
Communication Services	6.5%
Consumer Staples	4.8%
Materials	3.1%
Other	11.9%

Key Fund Statistics

(as of April 30, 2025)

Total Net Assets	$1,505,572,931
# of Portfolio Holdings	843
Portfolio Turnover Rate	37%
Total Net Advisory Fees Paid	$2,470,618

Goldman Sachs Multi-Manager Global Equity Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Multi-Manager Global Equity Fund

38147N707-SAR-0425

Class R6

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Multi-Manager Real Assets Strategy Fund

GRASX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Multi-Manager Real Assets Strategy Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$33	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Real Estate	56.9%
Utilities	17.7%
Energy	13.2%
Industrials	6.3%
Communication Services	1.9%
Information Technology	0.5%
Health Care	0.3%
Other	2.2%

Key Fund Statistics

(as of April 30, 2025)

Total Net Assets	$817,590,944
# of Portfolio Holdings	191
Portfolio Turnover Rate	36%
Total Net Advisory Fees Paid	$2,229,602

Goldman Sachs Multi-Manager Real Assets Strategy Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Multi-Manager Real Assets Strategy Fund

38147N806-SAR-0425

Class R6

Semi-Annual Shareholder Report

April 30, 2025

Multi-Manager U.S. Small Cap Equity Fund

MMSMX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Multi-Manager U.S. Small Cap Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$35	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Industrials	21.5%
Financials	20.0%
Health Care	14.8%
Information Technology	13.6%
Consumer Discretionary	8.9%
Consumer Staples	4.0%
Energy	3.7%
Materials	3.3%
Real Estate	1.9%
Other	8.1%

Key Fund Statistics

(as of April 30, 2025)

Total Net Assets	$586,884,112
# of Portfolio Holdings	339
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid	$1,625,583

Multi-Manager U.S. Small Cap Equity Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Multi-Manager U.S. Small Cap Equity Fund

38147N863-SAR-0425

Class P

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Multi-Strategy Alternatives Fund

GMAMX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$52	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash	32.4	19.4	13.0	6.5
Commodities	81.2	42.1	39.1	3.0
Developed Markets Currency	83.1	52.5	30.5	22.0
Long-Term Fixed Income	177.4	122.8	54.7	68.1
Short-Term Investments	91.7	91.7	-	91.7

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and offsetting forward foreign currency exchange contract positions are netted by currency pair and settlement date for both gross and net exposure calculations. Short-term Investments include investment companies and U.S. Treasury Bills.

Key Fund Statistics

(as of April 30, 2025)

Total Net Assets	$58,099,887
# of Portfolio Holdings	208
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$196,547

Goldman Sachs Multi-Strategy Alternatives Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Multi-Strategy Alternatives Fund

38147N103-SAR-0425

Class A

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Multi-Strategy Alternatives Fund

GMCMX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$90	1.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash	32.4	19.4	13.0	6.5
Commodities	81.2	42.1	39.1	3.0
Developed Markets Currency	83.1	52.5	30.5	22.0
Long-Term Fixed Income	177.4	122.8	54.7	68.1
Short-Term Investments	91.7	91.7	-	91.7

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and offsetting forward foreign currency exchange contract positions are netted by currency pair and settlement date for both gross and net exposure calculations. Short-term Investments include investment companies and U.S. Treasury Bills.

Key Fund Statistics

(as of April 30, 2025)

Total Net Assets	$58,099,887
# of Portfolio Holdings	208
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$196,547

Goldman Sachs Multi-Strategy Alternatives Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Multi-Strategy Alternatives Fund

38147N202-SAR-0425

Class C

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Multi-Strategy Alternatives Fund

GMMPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$36	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash	32.4	19.4	13.0	6.5
Commodities	81.2	42.1	39.1	3.0
Developed Markets Currency	83.1	52.5	30.5	22.0
Long-Term Fixed Income	177.4	122.8	54.7	68.1
Short-Term Investments	91.7	91.7	-	91.7

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and offsetting forward foreign currency exchange contract positions are netted by currency pair and settlement date for both gross and net exposure calculations. Short-term Investments include investment companies and U.S. Treasury Bills.

Key Fund Statistics

(as of April 30, 2025)

Total Net Assets	$58,099,887
# of Portfolio Holdings	208
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$196,547

Goldman Sachs Multi-Strategy Alternatives Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Multi-Strategy Alternatives Fund

38147N210-SAR-0425

Class P

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Multi-Strategy Alternatives Fund

GMMFX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash	32.4	19.4	13.0	6.5
Commodities	81.2	42.1	39.1	3.0
Developed Markets Currency	83.1	52.5	30.5	22.0
Long-Term Fixed Income	177.4	122.8	54.7	68.1
Short-Term Investments	91.7	91.7	-	91.7

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and offsetting forward foreign currency exchange contract positions are netted by currency pair and settlement date for both gross and net exposure calculations. Short-term Investments include investment companies and U.S. Treasury Bills.

Key Fund Statistics

(as of April 30, 2025)

Total Net Assets	$58,099,887
# of Portfolio Holdings	208
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$196,547

Goldman Sachs Multi-Strategy Alternatives Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Multi-Strategy Alternatives Fund

38147N236-SAR-0425

Class R6

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Multi-Strategy Alternatives Fund

GSMMX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$36	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash	32.4	19.4	13.0	6.5
Commodities	81.2	42.1	39.1	3.0
Developed Markets Currency	83.1	52.5	30.5	22.0
Long-Term Fixed Income	177.4	122.8	54.7	68.1
Short-Term Investments	91.7	91.7	-	91.7

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and offsetting forward foreign currency exchange contract positions are netted by currency pair and settlement date for both gross and net exposure calculations. Short-term Investments include investment companies and U.S. Treasury Bills.

Key Fund Statistics

(as of April 30, 2025)

Total Net Assets	$58,099,887
# of Portfolio Holdings	208
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$196,547

Goldman Sachs Multi-Strategy Alternatives Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Multi-Strategy Alternatives Fund

38147N301-SAR-0425

Institutional Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Multi-Strategy Alternatives Fund

GIMMX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$39	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash	32.4	19.4	13.0	6.5
Commodities	81.2	42.1	39.1	3.0
Developed Markets Currency	83.1	52.5	30.5	22.0
Long-Term Fixed Income	177.4	122.8	54.7	68.1
Short-Term Investments	91.7	91.7	-	91.7

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and offsetting forward foreign currency exchange contract positions are netted by currency pair and settlement date for both gross and net exposure calculations. Short-term Investments include investment companies and U.S. Treasury Bills.

Key Fund Statistics

(as of April 30, 2025)

Total Net Assets	$58,099,887
# of Portfolio Holdings	208
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$196,547

Goldman Sachs Multi-Strategy Alternatives Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Multi-Strategy Alternatives Fund

38147N400-SAR-0425

Investor Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Multi-Manager Non-Core Fixed Income Fund

GNCFX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Multi-Manager Non-Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$27	0.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Sovereign Debt Obligations	37.9%
Software	4.5%
Insurance	3.7%
Oil Field Services	3.3%
Media	2.9%
Commercial Services	2.9%
Banks	2.2%
Diversified Financial Services	2.1%
Telecommunication Services	1.9%
Other	37.5%

Key Fund Statistics

(as of April 30, 2025)

Total Net Assets	$1,490,248,652
# of Portfolio Holdings	1,281
Portfolio Turnover Rate	52%
Total Net Advisory Fees Paid	$3,010,969

Goldman Sachs Multi-Manager Non-Core Fixed Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Multi-Manager Non-Core Fixed Income Fund

38147N608-SAR-0425

Class R6

Semi-Annual Shareholder Report

April 30, 2025

Multi-Manager International Equity Fund

MMITX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Multi-Manager International Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$26	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Financials	19.9%
Industrials	19.6%
Information Technology	12.6%
Consumer Discretionary	11.2%
Health Care	10.4%
Consumer Staples	7.6%
Communication Services	5.6%
Materials	5.5%
Energy	2.0%
Other	5.3%

Key Fund Statistics

(as of April 30, 2025)

Total Net Assets	$1,513,684,795
# of Portfolio Holdings	159
Portfolio Turnover Rate	24%
Total Net Advisory Fees Paid	$3,325,068

Multi-Manager International Equity Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Multi-Manager International Equity Fund

38147N889-SAR-0425

Class P

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds
Semi-Annual Financial Statements April 30, 2025
Active Equity Multi-Manager Funds
Multi-Manager International Equity Multi-Manager U.S. Small Cap Equity

Active Equity Multi-Manager Funds

MULTI-MANAGER INTERNATIONAL EQUITY

Schedule of Investments April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 96.2%

Belgium – 0.9%
150,979	Anheuser-Busch InBev SA (Beverages)	$9,950,868
12,792	KBC Group NV (Banks)	1,179,535
40,073	Syensqo SA (Chemicals)	2,866,533

		13,996,936

Bermuda – 0.6%
107,518	Arch Capital Group Ltd. (Insurance)	9,749,732

Brazil* – 0.5%
578,922	NU Holdings Ltd. Class A (Banks)	7,196,000

Canada – 3.4%
170,100	Barrick Gold Corp. (Metals & Mining)	3,243,819
59,962	Canadian National Railway Co. (Ground Transportation)	5,805,521
189,486	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	5,437,448
325,987	Canadian Pacific Kansas City Ltd. (Ground Transportation)	23,654,829
20,915	Intact Financial Corp. (Insurance)	4,644,963
122,336	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	4,320,717
74,954	Toronto-Dominion Bank (Banks)	4,789,422

		51,896,719

China – 2.4%
541,600	Meituan Class B*(a) (Hotels, Restaurants & Leisure)	8,967,508
265,200	NetEase, Inc. (Entertainment)	5,700,832
341,600	Tencent Holdings Ltd. (Interactive Media & Services)	20,923,322

		35,591,662

Denmark – 1.8%
61,792	Carlsberg AS Class B (Beverages)	8,419,385
286,832	Novo Nordisk AS Class B (Pharmaceuticals)	19,178,021

		27,597,406

France – 14.4%
88,849	Air Liquide SA (Chemicals)	18,256,531
839,463	Alstom SA* (Machinery)	20,272,328
134,434	AXA SA (Insurance)	6,358,176
230,205	BNP Paribas SA (Banks)	19,505,149
107,907	Capgemini SE (IT Services)	17,227,609
196,693	Cie de Saint-Gobain SA (Building Products)	21,384,068
120,370	Cie Generale des Etablissements Michelin SCA (Automobile Components)	4,401,418
99,007	Dassault Systemes SE (Software)	3,710,400
143,974	Edenred SE (Financial Services)	4,490,111
468,954	Engie SA (Multi-Utilities)	9,692,497
26,680	EssilorLuxottica SA (Health Care Equipment & Supplies)	7,687,922
96,522	Kering SA (Textiles, Apparel & Luxury Goods)	19,637,656
49,052	Legrand SA (Electrical Equipment)	5,390,806
15,245	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	8,444,652

Shares	Description	Value

Common Stocks (continued)

France (continued)
63,627	Pernod Ricard SA (Beverages)	$6,896,878
45,538	Safran SA (Aerospace & Defense)	12,118,557
82,752	Sanofi SA (Pharmaceuticals)	9,052,393
69,152	Schneider Electric SE (Electrical Equipment)	16,157,071
95,405	Societe Generale SA (Banks)	4,974,318
403,100	Worldline SA*(a) (Financial Services)	2,233,389

		217,891,929

Germany – 9.6%
73,142	Beiersdorf AG (Personal Products)	10,305,560
218,615	Deutsche Bank AG (Capital Markets)	5,732,160
57,451	Deutsche Boerse AG (Capital Markets)	18,504,614
217,672	Deutsche Telekom AG (Diversified Telecommunication Services)	7,818,241
235,432	E.ON SE (Multi-Utilities)	4,117,609
14,231	Heidelberg Materials AG (Construction Materials)	2,844,969
318,266	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	10,541,939
232,904	Lanxess AG (Chemicals)	6,992,707
68,546	Merck KGaA (Pharmaceuticals)	9,542,980
12,940	MTU Aero Engines AG (Aerospace & Defense)	4,478,605
2,852	Rheinmetall AG (Aerospace & Defense)	4,857,105
142,026	SAP SE (Software)	41,555,205
228,387	Siemens Energy AG* (Electrical Equipment)	17,627,745

		144,919,439

Hong Kong – 0.5%
1,100,800	AIA Group Ltd. (Insurance)	8,248,197

India – 1.1%
241,576	HDFC Bank Ltd. (Banks)	5,487,144
279,900	ICICI Bank Ltd. ADR (Banks)	9,393,444
42,668	Tata Consultancy Services Ltd. (IT Services)	1,741,703

		16,622,291

Ireland – 3.5%
1,134,267	AIB Group PLC (Banks)	7,623,477
16,640	Aon PLC Class A (Insurance)	5,903,706
325,113	Experian PLC (Professional Services)	16,174,711
961	ICON PLC* (Life Sciences Tools & Services)	145,534
30,034	Linde PLC (Chemicals)	13,612,310
185,819	Ryanair Holdings PLC ADR (Passenger Airlines)	8,893,297

		52,353,035

Israel* – 0.5%
32,632	Check Point Software Technologies Ltd. (Software)	7,164,682

Italy – 3.2%
989,569	Enel SpA (Electric Utilities)	8,569,182

The accompanying notes are an integral part of these financial statements.	1

MULTI-MANAGER INTERNATIONAL EQUITY

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks (continued)

Italy (continued)
411,750	Eni SpA (Oil, Gas & Consumable Fuels)	$5,896,893
32,079	Ferrari NV (Automobiles)	14,685,149
1,517,114	Intesa Sanpaolo SpA (Banks)	8,098,787
167,423	UniCredit SpA (Banks)	9,740,814
59,577	Wizz Air Holdings PLC*(a) (Passenger Airlines)	1,299,652

		48,290,477

Japan – 12.7%
61,400	Daikin Industries Ltd. (Building Products)	6,994,886
508,400	Denso Corp. (Automobile Components)	6,564,425
378,700	FANUC Corp. (Machinery)	9,611,277
259,700	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	5,319,271
332,700	Fujitsu Ltd. (IT Services)	7,391,081
655,400	Hitachi Ltd. (Industrial Conglomerates)	16,198,547
12,400	Hoya Corp. (Health Care Equipment & Supplies)	1,459,059
57,000	Kose Corp. (Personal Products)	2,458,463
282,300	Kyocera Corp. (Electronic Equipment, Instruments & Components)	3,345,743
554,200	LY Corp. (Interactive Media & Services)	2,095,996
426,500	Mitsubishi Electric Corp. (Electrical Equipment)	8,250,811
747,900	Mitsubishi Heavy Industries Ltd. (Machinery)	14,743,234
391,100	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	5,571,829
174,600	Nintendo Co. Ltd. (Entertainment)	14,495,290
341,700	Olympus Corp. (Health Care Equipment & Supplies)	4,477,292
1,232,600	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)	14,464,879
485,400	Seven & i Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	7,145,389
283,500	Shin-Etsu Chemical Co. Ltd. (Chemicals)	8,627,321
36,300	SMC Corp. (Machinery)	11,748,165
314,500	Sompo Holdings, Inc. (Insurance)	10,306,510
486,700	Sony Group Corp. (Household Durables)	12,840,501
274,200	Sumitomo Mitsui Financial Group, Inc. (Banks)	6,541,648
303,900	Terumo Corp. (Health Care Equipment & Supplies)	5,816,865
491,500	ZOZO, Inc. (Specialty Retail)	4,991,421

		191,459,903

Luxembourg – 0.3%
170,821	ArcelorMittal SA (Metals & Mining)	5,051,473

Shares	Description	Value

Common Stocks (continued)

Netherlands – 4.4%
6,127	Adyen NV*(a) (Financial Services)	$9,914,790
198,139	Akzo Nobel NV (Chemicals)	12,509,413
12,359	ASM International NV (Semiconductors & Semiconductor Equipment)	6,040,918
12,307	ASML Holding NV (Semiconductors & Semiconductor Equipment)	8,222,061
67,845	Heineken NV (Beverages)	6,073,156
715,205	ING Groep NV (Banks)	13,888,794
359,322	Koninklijke Philips NV* (Health Care Equipment & Supplies)	9,119,527

		65,768,659

Portugal – 0.3%
269,973	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	4,182,901

Singapore – 1.9%
203,780	DBS Group Holdings Ltd. (Banks)	6,620,646
133,126	Sea Ltd. ADR* (Entertainment)	17,845,540
181,900	United Overseas Bank Ltd. (Banks)	4,831,052

		29,297,238

South Korea – 2.2%
390,755	Coupang, Inc.* (Broadline Retail)	9,131,944
22,728	Korea Electric Power Corp. (Electric Utilities)	409,901
29,411	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,147,545
17,916	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	17,445,501
6,308	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	1,664,225
93,286	Shinhan Financial Group Co. Ltd. (Banks)	3,371,353

		33,170,469

Spain – 0.7%
141,896	Amadeus IT Group SA (Hotels, Restaurants & Leisure)	11,169,060

Sweden* – 0.2%
531,917	Electrolux AB Class B (Household Durables)	3,320,724

Switzerland – 4.0%
75,450	Cie Financiere Richemont SA Class A (Textiles, Apparel & Luxury Goods)	13,332,407
93,361	Julius Baer Group Ltd. (Capital Markets)	6,054,278
109,591	Novartis AG (Pharmaceuticals)	12,499,643
4,909	Sika AG (Chemicals)	1,226,796
12,242	Sonova Holding AG (Health Care Equipment & Supplies)	3,763,362
427,664	UBS Group AG (Capital Markets)	12,981,897
14,042	Zurich Insurance Group AG (Insurance)	9,959,577

		59,817,960

2	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER INTERNATIONAL EQUITY

Shares	Description	Value

Common Stocks (continued)

Taiwan – 1.6%
547,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	$15,498,999
51,442	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	8,574,867

		24,073,866

United Kingdom – 17.7%
243,951	3i Group PLC (Capital Markets)	13,829,831
156,109	AstraZeneca PLC (Pharmaceuticals)	22,365,237
4,354,369	Barclays PLC (Banks)	17,346,243
75,190	Berkeley Group Holdings PLC (Household Durables)	4,191,338
2,325,653	BP PLC (Oil, Gas & Consumable Fuels)	10,738,449
124,863	British American Tobacco PLC (Tobacco)	5,438,826
666,902	Compass Group PLC (Hotels, Restaurants & Leisure)	22,484,482
531,414	Diageo PLC (Beverages)	14,922,312
467,846	GSK PLC (Pharmaceuticals)	9,255,255
1,055,459	Kingfisher PLC (Specialty Retail)	4,056,652
1,213,643	Legal & General Group PLC (Insurance)	3,821,860
61,077	London Stock Exchange Group PLC (Capital Markets)	9,510,390
1,344,279	NatWest Group PLC (Banks)	8,646,790
1,239,282	Prudential PLC (Insurance)	13,177,006
255,349	Reckitt Benckiser Group PLC (Household Products)	16,481,893
299,350	RELX PLC (Professional Services)	16,324,291
67,516	Rio Tinto PLC (Metals & Mining)	4,023,241
4,608,516	Rolls-Royce Holdings PLC (Aerospace & Defense)	46,649,570
479,058	Segro PLC REIT (Industrial REITs)	4,357,826
362,050	Smith & Nephew PLC (Health Care Equipment & Supplies)	5,094,978
26,816	Smiths Group PLC (Industrial Conglomerates)	668,244
310,553	Standard Chartered PLC (Banks)	4,472,974
1,206,913	Tesco PLC (Consumer Staples Distribution & Retail)	5,973,014
335,809	WH Smith PLC (Specialty Retail)	4,063,661

		267,894,363

United States – 7.2%
28,423	Atlassian Corp. Class A* (Software)	6,489,255
394,806	Carnival Corp.* (Hotels, Restaurants & Leisure)	7,240,742
30,972	Monday.com Ltd.* (Software)	8,702,822
130,604	Nestle SA (Food Products)	13,901,148
46,472	Philip Morris International, Inc. (Tobacco)	7,963,442
95,682	Qiagen NV* (Life Sciences Tools & Services)	4,106,258
83,325	Roche Holding AG (Pharmaceuticals)	27,246,138
86,436	Smurfit WestRock PLC (Containers & Packaging)	3,632,041

Shares	Description	Value

Common Stocks (continued)

United States (continued)
26,523	Spotify Technology SA* (Entertainment)	$16,284,592
30,595	STERIS PLC (Health Care Equipment & Supplies)	6,875,920
33,675	Waste Connections, Inc. (Commercial Services & Supplies)	6,655,190

		109,097,548

Uruguay* – 0.6%
4,169	MercadoLibre, Inc. (Broadline Retail)	9,717,314

TOTAL COMMON STOCKS (Cost $1,066,879,831)		$1,455,539,983

Shares	Dividend Rate	Value

Investment Company(b) – 3.5%

Goldman Sachs Financial Square Government Fund — Institutional Shares
52,848,149	4.248%	$52,848,149
(Cost $52,848,149)

TOTAL INVESTMENTS – 99.7% (Cost $1,119,727,980)		$1,508,388,132

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		5,296,663

NET ASSETS – 100.0%		$1,513,684,795

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

SECTOR ALLOCATION AS OF APRIL 30, 2025

Sector	% of Total Market Value

Financials	19.9%

Industrials	19.6

Information Technology	12.6

Consumer Discretionary	11.2

Health Care	10.5

Consumer Staples	7.7

Communication Services	5.7

Materials	5.5

Investment Company	3.5

Energy	2.0

Utilities	1.5

Real Estate	0.3

100.0%

The accompanying notes are an integral part of these financial statements.	3

MULTI-MANAGER INTERNATIONAL EQUITY

Schedule of Investments (continued) April 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At April 30, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

State Street Bank and Trust	SEK	1,469,661	USD	152,810	05/02/25	$(740)

	SEK	609,194	USD	63,123	05/05/25	(76)

TOTAL						$(816)

Currency Abbreviations:
SEK	—Swedish Krona
USD	—U.S. Dollar

Investment Abbreviations:
ADR	—American Depositary Receipt
GDR	—Global Depository Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

4	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER U.S. SMALL CAP EQUITY

Schedule of Investments April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 94.3%

Aerospace & Defense – 1.7%
8,020	BWX Technologies, Inc.	$875,143
6,442	Curtiss-Wright Corp.	2,221,781
33,300	Mercury Systems, Inc.*	1,665,000
79,620	Rocket Lab USA, Inc.*	1,734,920
87,460	Standardaero, Inc.*	2,363,169
4,993	Woodward, Inc.	936,537

		9,796,550

Air Freight & Logistics – 0.3%
49,600	Hub Group, Inc. Class A	1,566,864

Automobile Components – 0.4%
19,580	LCI Industries	1,509,226
10,700	Visteon Corp.*	847,333

		2,356,559

Banks – 7.8%
12,778	Axos Financial, Inc.*	811,147
25,517	BankUnited, Inc.	834,661
30,700	Banner Corp.	1,876,998
36,426	Byline Bancorp, Inc.	930,320
24,097	Cadence Bank	705,078
45,423	Columbia Banking System, Inc.	1,018,384
20,660	East West Bancorp, Inc.	1,767,463
28,234	Hancock Whitney Corp.	1,470,709
56,235	Heritage Commerce Corp.	508,364
37,950	Heritage Financial Corp.	866,019
26,412	Home BancShares, Inc.	732,933
18,100	Lakeland Financial Corp.	1,007,627
56,700	National Bank Holdings Corp. Class A	2,050,272
7,119	Nicolet Bankshares, Inc.	831,570
10,917	Northeast Bank	904,146
191,484	Old National Bancorp	3,942,656
27,281	Peapack-Gladstone Financial Corp.	755,138
18,943	Preferred Bank	1,512,788
44,624	Prosperity Bancshares, Inc.	3,029,970
68,900	Renasant Corp.	2,209,623
21,100	ServisFirst Bancshares, Inc.	1,502,742
21,400	SouthState Corp.	1,857,092
26,900	Stock Yards Bancorp, Inc.	1,958,051
50,600	Towne Bank	1,667,270
19,000	UMB Financial Corp.	1,796,830
64,700	United Bankshares, Inc.	2,218,563
47,475	Wintrust Financial Corp.	5,277,796
16,676	WSFS Financial Corp.	859,648
20,640	Zions Bancorp NA	928,181

		45,832,039

Biotechnology* – 7.0%
194,070	89bio, Inc.	1,556,441
57,790	Ascendis Pharma AS ADR	9,849,728
98,560	Bicycle Therapeutics PLC ADR	843,674
28,037	Biohaven Ltd.	620,178
12,629	Blueprint Medicines Corp.	1,130,295
44,439	Catalyst Pharmaceuticals, Inc.	1,079,423

Shares	Description	Value

Common Stocks – (continued)

Biotechnology* – (continued)
54,351	Cytokinetics, Inc.	$2,328,397
15,637	Halozyme Therapeutics, Inc.	960,425
55,361	Insmed, Inc.	3,985,992
27,510	Legend Biotech Corp. ADR	961,475
44,200	Merus NV	2,011,542
69,388	MoonLake Immunotherapeutics	2,919,847
16,357	Neurocrine Biosciences, Inc.	1,761,485
39,710	Revolution Medicines, Inc.	1,603,490
30,880	Rhythm Pharmaceuticals, Inc.	2,013,067
121,430	Rocket Pharmaceuticals, Inc.	926,511
33,280	Soleno Therapeutics, Inc.	2,491,341
71,582	Vaxcyte, Inc.	2,565,499
39,370	Xenon Pharmaceuticals, Inc.	1,503,934

		41,112,744

Broadline Retail* – 0.2%
22,500	Etsy, Inc.	978,300

Building Products – 1.9%
15,782	AAON, Inc.	1,440,423
23,325	Apogee Enterprises, Inc.	925,303
10,503	AZZ, Inc.	911,240
21,900	Gibraltar Industries, Inc.*	1,159,605
22,432	Griffon Corp.	1,527,844
106,000	Hayward Holdings, Inc.*	1,412,980
133,509	Janus International Group, Inc.*	918,542
40,426	Masterbrand, Inc.*	491,176
3,522	Simpson Manufacturing Co., Inc.	541,296
8,900	UFP Industries, Inc.	879,765
34,238	Zurn Elkay Water Solutions Corp.	1,162,722

		11,370,896

Capital Markets – 2.0%
182,432	BGC Group, Inc. Class A	1,652,834
19,700	Cohen & Steers, Inc.	1,503,504
68,195	DigitalBridge Group, Inc.	572,838
4,166	Evercore, Inc. Class A	855,238
20,163	Houlihan Lokey, Inc.	3,268,019
35,000	Lazard, Inc.	1,361,500
5,900	Stifel Financial Corp.	505,571
20,616	StoneX Group, Inc.*	1,825,856

		11,545,360

Chemicals – 2.0%
45,600	AdvanSix, Inc.	976,752
71,970	Avient Corp.	2,397,321
83,430	Axalta Coating Systems Ltd.*	2,711,475
50,991	HB Fuller Co.	2,755,553
22,200	Innospec, Inc.	1,986,456
8,025	Sensient Technologies Corp.	753,949

		11,581,506

Commercial Services & Supplies – 3.8%
24,727	ABM Industries, Inc.	1,205,194
13,302	Brady Corp. Class A	934,998
13,177	Brink’s Co.	1,175,915

The accompanying notes are an integral part of these financial statements.	5

MULTI-MANAGER U.S. SMALL CAP EQUITY

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Commercial Services & Supplies – (continued)
64,521	Casella Waste Systems, Inc. Class A*	$7,577,991
9,238	MSA Safety, Inc.	1,454,246
47,424	OPENLANE, Inc.*	877,818
45,200	Pursuit Attractions & Hospitality, Inc.*	1,323,908
59,622	Rentokil Initial PLC ADR	1,367,729
8,500	UniFirst Corp.	1,516,995
24,519	Waste Connections, Inc.	4,845,690

		22,280,484

Communications Equipment* – 0.3%
70,500	Extreme Networks, Inc.	927,780
63,100	Viavi Solutions, Inc.	667,598

		1,595,378

Construction & Engineering – 3.7%
17,890	Comfort Systems USA, Inc.	7,112,169
32,525	Everus Construction Group, Inc.*	1,308,806
96,552	Fluor Corp.*	3,368,699
22,071	Granite Construction, Inc.	1,794,152
45,896	Primoris Services Corp.	2,752,383
8,002	Sterling Infrastructure, Inc.*	1,195,739
8,994	Valmont Industries, Inc.	2,637,221
65,870	WillScot Holdings Corp.	1,654,654

		21,823,823

Construction Materials – 0.6%
6,775	Eagle Materials, Inc.	1,533,792
9,871	Knife River Corp.*	921,754
60,400	Titan America SA*	799,092

		3,254,638

Consumer Finance – 1.3%
68,148	EZCORP, Inc. Class A*	1,115,583
22,382	FirstCash Holdings, Inc.	2,998,292
111,969	SLM Corp.	3,237,024

		7,350,899

Consumer Staples Distribution & Retail – 2.1%
6,906	Casey’s General Stores, Inc.	3,194,647
13,775	Chefs’ Warehouse, Inc.*	784,762
59,260	Maplebear, Inc.*	2,363,881
17,900	Performance Food Group Co.*	1,443,814
19,863	PriceSmart, Inc.	2,015,896
14,610	Sprouts Farmers Market, Inc.*	2,498,310

		12,301,310

Containers & Packaging – 0.3%
32,300	Silgan Holdings, Inc.	1,668,295

Diversified Consumer Services – 3.1%
16,644	Adtalem Global Education, Inc.*	1,767,593
32,177	Bright Horizons Family Solutions, Inc.*	4,035,639
53,004	Frontdoor, Inc.*	2,178,994
13,434	Grand Canyon Education, Inc.*	2,396,223

Shares	Description	Value

Common Stocks – (continued)

Diversified Consumer Services – (continued)
80,070	KinderCare Learning Cos., Inc.*	$981,658
87,152	Laureate Education, Inc.*	1,749,141
300,914	Mister Car Wash, Inc.*	2,064,270
56,600	OneSpaWorld Holdings Ltd.	945,220
66,048	Perdoceo Education Corp.	1,659,126
4,900	Stride, Inc.*	697,025

		18,474,889

Diversified Telecommunication Services – 0.3%
31,265	Cogent Communications Holdings, Inc.	1,699,253

Electric Utilities – 0.7%
18,775	IDACORP, Inc.	2,217,140
13,475	MGE Energy, Inc.	1,218,409
17,344	OGE Energy Corp.	787,071

		4,222,620

Electrical Equipment – 1.3%
16,600	Atkore, Inc.	1,060,242
14,126	EnerSys	1,223,312
2,485	Generac Holdings, Inc.*	284,234
60,100	NEXTracker, Inc. Class A*	2,440,661
18,960	Regal Rexnord Corp.	2,006,726
40,227	Sensata Technologies Holding PLC	860,858

		7,876,033

Electronic Equipment, Instruments & Components – 3.4%
8,306	Arrow Electronics, Inc.*	924,956
24,119	Avnet, Inc.	1,133,352
14,520	Badger Meter, Inc.	3,206,307
12,116	Belden, Inc.	1,249,281
18,138	Benchmark Electronics, Inc.	590,029
20,400	Celestica, Inc.*	1,741,140
22,500	Crane NXT Co.	1,055,700
8,930	Fabrinet*	1,831,186
72,400	Ingram Micro Holding Corp.	1,287,272
12,620	Littelfuse, Inc.	2,300,752
132,636	Mirion Technologies, Inc.*	2,092,996
5,240	Novanta, Inc.*	622,826
4,984	OSI Systems, Inc.*	1,020,424
10,100	Rogers Corp.*	624,281

		19,680,502

Energy Equipment & Services – 1.7%
45,180	Archrock, Inc.	1,063,085
9,435	Cactus, Inc. Class A	357,964
148,666	ChampionX Corp.	3,587,311
65,300	Helmerich & Payne, Inc.	1,233,517
113,599	Oceaneering International, Inc.*	2,016,382
72,700	Select Water Solutions, Inc.	619,404
19,900	Weatherford International PLC	823,860

		9,701,523

Entertainment* – 0.7%
7,800	Madison Square Garden Sports Corp.	1,502,046

6	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER U.S. SMALL CAP EQUITY

Shares	Description	Value

Common Stocks – (continued)

Entertainment* – (continued)
10,352	Take-Two Interactive Software, Inc.	$2,415,329

		3,917,375

Financial Services – 2.9%
35,418	Enact Holdings, Inc.	1,267,610
38,690	Essent Group Ltd.	2,202,622
34,800	EVERTEC, Inc.	1,181,112
16,684	Federal Agricultural Mortgage Corp. Class C	2,925,206
52,400	NCR Atleos Corp.*	1,463,008
18,741	PennyMac Financial Services, Inc.	1,826,123
32,294	Shift4 Payments, Inc. Class A*	2,641,649
24,933	Voya Financial, Inc.	1,476,033
24,500	Walker & Dunlop, Inc.	1,875,230

		16,858,593

Food Products – 1.0%
40,150	Dole PLC	609,879
9,481	Ingredion, Inc.	1,259,267
65,774	Nomad Foods Ltd.	1,314,822
52,928	Simply Good Foods Co.*	1,911,230
75,877	Utz Brands, Inc.	1,008,405

		6,103,603

Gas Utilities – 0.2%
12,100	National Fuel Gas Co.	929,038

Ground Transportation – 0.8%
82,900	Marten Transport Ltd.	1,064,436
7,327	Saia, Inc.*	1,787,788
73,600	Werner Enterprises, Inc.	1,814,976

		4,667,200

Health Care Equipment & Supplies* – 3.2%
69,650	Envista Holdings Corp.	1,119,972
48,110	Establishment Labs Holdings, Inc.	1,460,139
26,780	Glaukos Corp.	2,524,015
19,912	Haemonetics Corp.	1,254,854
29,923	iRhythm Technologies, Inc.	3,198,470
12,889	Kestra Medical Technologies Ltd.	310,109
45,999	Lantheus Holdings, Inc.	4,799,536
30,200	Omnicell, Inc.	944,052
46,374	OrthoPediatrics Corp.	965,507
16,590	PROCEPT BioRobotics Corp.	895,528
60,839	SI-BONE, Inc.	830,452
33,244	Tandem Diabetes Care, Inc.	560,161

		18,862,795

Health Care Providers & Services – 2.7%
10,288	Addus HomeCare Corp.*	1,075,610
25,034	Encompass Health Corp.	2,928,728
21,660	GeneDx Holdings Corp.*	1,447,971
70,148	HealthEquity, Inc.*	6,013,087
122,546	LifeStance Health Group, Inc.*	805,127
89,806	Option Care Health, Inc.*	2,901,632

Shares	Description	Value

Common Stocks – (continued)

Health Care Providers & Services – (continued)
68,188	Pediatrix Medical Group, Inc.*	$878,261

		16,050,416

Health Care Technology* – 0.3%
75,270	Phreesia, Inc.	1,878,739

Hotel & Resort REITs – 0.5%
136,600	Apple Hospitality REIT, Inc.	1,607,782
14,200	Ryman Hospitality Properties, Inc.	1,248,890

		2,856,672

Hotels, Restaurants & Leisure – 2.1%
41,517	Boyd Gaming Corp.	2,870,485
30,730	Brinker International, Inc.*	4,127,039
29,000	Cheesecake Factory, Inc.	1,460,730
32,759	First Watch Restaurant Group, Inc.*	578,524
13,780	Texas Roadhouse, Inc.	2,286,929
10,245	Wyndham Hotels & Resorts, Inc.	873,899

		12,197,606

Household Durables – 0.8%
44,366	Beazer Homes USA, Inc.*	867,799
4,191	Installed Building Products, Inc.	694,994
29,823	Meritage Homes Corp.	2,032,139
20,386	Taylor Morrison Home Corp.*	1,169,137
638	TopBuild Corp.*	188,695

		4,952,764

Household Products* – 0.2%
47,300	Central Garden & Pet Co. Class A	1,398,661

Industrial REITs – 0.3%
7,408	EastGroup Properties, Inc.	1,210,615
13,879	First Industrial Realty Trust, Inc.	660,363

		1,870,978

Insurance – 5.7%
30,512	Assured Guaranty Ltd.	2,676,818
49,849	Axis Capital Holdings Ltd.	4,801,456
84,444	Baldwin Insurance Group, Inc.*	3,514,559
23,275	Bowhead Specialty Holdings, Inc.*	935,422
18,180	Employers Holdings, Inc.	883,366
49,027	First American Financial Corp.	2,981,332
12,100	Hanover Insurance Group, Inc.	2,009,810
81,809	Kemper Corp.	4,836,548
20,990	Palomar Holdings, Inc.*	3,043,970
11,210	Primerica, Inc.	2,937,805
16,000	Safety Insurance Group, Inc.	1,224,000
53,500	SiriusPoint Ltd.*	898,800
11,300	Stewart Information Services Corp.	739,924
1,060	White Mountains Insurance Group Ltd.	1,873,497

		33,357,307

Interactive Media & Services* – 0.1%
27,107	Cargurus, Inc.	757,912

The accompanying notes are an integral part of these financial statements.	7

MULTI-MANAGER U.S. SMALL CAP EQUITY

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

IT Services – 1.1%
17,700	ASGN, Inc.*	$891,726
23,051	Hackett Group, Inc.	588,723
67,037	Kyndryl Holdings, Inc.*	2,173,339
17,660	Wix.com Ltd.*	2,994,959

		6,648,747

Leisure Products – 0.1%
11,900	Acushnet Holdings Corp.	788,018

Life Sciences Tools & Services – 1.4%
6,150	Bio-Rad Laboratories, Inc. Class A*	1,501,092
39,389	Bio-Techne Corp.	1,983,236
57,798	Bruker Corp.	2,315,388
46,700	Qiagen NV*	1,996,425
2,050	West Pharmaceutical Services, Inc.	433,145

		8,229,286

Machinery – 4.3%
8,500	Alamo Group, Inc.	1,419,330
16,800	Albany International Corp. Class A	1,104,768
31,500	Astec Industries, Inc.	1,141,245
24,850	Atmus Filtration Technologies, Inc.	861,549
10,200	Enpro, Inc.	1,523,880
39,650	Hillenbrand, Inc.	802,120
2,431	IDEX Corp.	422,921
30,900	ITT, Inc.	4,233,918
20,175	JBT Marel Corp.	2,123,620
2,802	Kadant, Inc.	826,590
53,300	Kennametal, Inc.	1,038,284
12,700	Mueller Industries, Inc.	934,212
160,648	Mueller Water Products, Inc. Class A	4,215,404
13,304	SPX Technologies, Inc.*	1,784,732
19,400	Timken Co.	1,246,450
6,300	Watts Water Technologies, Inc. Class A	1,308,825

		24,987,848

Marine Transportation – 0.2%
9,774	Matson, Inc.	1,066,246

Media – 0.7%
174,972	Magnite, Inc.*	2,080,417
119,143	Stagwell, Inc.*	664,818
91,325	TEGNA, Inc.	1,482,205

		4,227,440

Metals & Mining – 0.4%
42,300	Commercial Metals Co.	1,884,042
15,400	Warrior Met Coal, Inc.	736,428

		2,620,470

Mortgage Real Estate Investment Trusts (REITs) – 0.4%
59,591	PennyMac Mortgage Investment Trust	765,148
135,680	Redwood Trust, Inc.	842,573

Shares	Description	Value

Common Stocks – (continued)

Mortgage Real Estate Investment Trusts (REITs) – (continued)
35,417	Starwood Property Trust, Inc.	$679,652

		2,287,373

Office REITs – 0.2%
40,045	Cousins Properties, Inc.	1,102,839

Oil, Gas & Consumable Fuels – 2.0%
43,100	Civitas Resources, Inc.	1,174,475
1,925	Delek U.S. Holdings, Inc.	25,063
71,800	Magnolia Oil & Gas Corp. Class A	1,474,054
36,400	Matador Resources Co.	1,439,256
80,200	Northern Oil & Gas, Inc.	1,948,860
45,827	South Bow Corp.	1,131,469
133,110	Uranium Energy Corp.*	698,827
61,708	Viper Energy, Inc.	2,488,684
56,410	World Kinect Corp.	1,415,327

		11,796,015

Personal Products – 0.5%
9,160	BellRing Brands, Inc.*	706,602
9,157	elf Beauty, Inc.*	566,544
13,800	Interparfums, Inc.	1,506,960

		2,780,106

Pharmaceuticals* – 0.1%
9,500	Prestige Consumer Healthcare, Inc.	771,685

Professional Services – 1.2%
21,354	Concentrix Corp.	1,090,335
86,403	First Advantage Corp.*	1,218,282
7,483	FTI Consulting, Inc.*	1,244,273
8,165	Huron Consulting Group, Inc.*	1,100,561
19,731	KBR, Inc.	1,041,994
70,361	Kelly Services, Inc. Class A	812,670
11,773	Maximus, Inc.	788,320

		7,296,435

Real Estate Management & Development – 0.4%
13,900	Colliers International Group, Inc.	1,659,243
4,943	FirstService Corp.	867,645

		2,526,888

Semiconductors & Semiconductor Equipment – 3.7%
12,382	Axcelis Technologies, Inc.*	606,470
84,000	Cohu, Inc.*	1,344,000
29,530	Credo Technology Group Holding Ltd.*	1,271,267
25,826	Entegris, Inc.	2,043,353
45,500	Kulicke & Soffa Industries, Inc.	1,466,465
34,278	Lattice Semiconductor Corp.*	1,677,223
12,330	Onto Innovation, Inc.*	1,503,890
37,690	Photronics, Inc.*	688,596
19,304	Power Integrations, Inc.	948,213
8,467	Qorvo, Inc.*	606,830
43,455	Rambus, Inc.*	2,120,169
73,696	Semtech Corp.*	2,303,000

8	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER U.S. SMALL CAP EQUITY

Shares	Description	Value

Common Stocks – (continued)

Semiconductors & Semiconductor Equipment – (continued)
9,015	SiTime Corp.*	$1,323,943
52,450	Tower Semiconductor Ltd.*	1,876,661
39,643	Ultra Clean Holdings, Inc.*	741,522
10,865	Universal Display Corp.	1,364,970

		21,886,572

Software – 5.0%
108,894	Adeia, Inc.	1,340,485
5,852	Appfolio, Inc. Class A*	1,208,555
73,507	Braze, Inc. Class A*	2,288,273
448,475	CCC Intelligent Solutions Holdings, Inc.*	4,152,879
45,187	Clearwater Analytics Holdings, Inc. Class A*	1,027,552
150,423	Dynatrace, Inc.*	7,065,368
7,234	Guidewire Software, Inc.*	1,481,306
13,796	InterDigital, Inc.	2,772,996
38,890	LiveRamp Holdings, Inc.*	1,017,362
38,925	Meridianlink, Inc.*	658,222
2,375	NCR Voyix Corp.*	20,354
56,212	Onestream, Inc.*	1,202,937
46,510	Procore Technologies, Inc.*	2,980,826
43,504	PROS Holdings, Inc.*	743,048
79,730	Riot Platforms, Inc.*	577,245
33,495	Verint Systems, Inc.*	590,852

		29,128,260

Specialized REITs – 0.5%
52,900	Four Corners Property Trust, Inc.	1,478,555
60,000	Rayonier, Inc.	1,467,600

		2,946,155

Specialty Retail – 1.5%
33,467	Abercrombie & Fitch Co. Class A*	2,323,279
19,109	Academy Sports & Outdoors, Inc.	720,027
17,343	Bath & Body Works, Inc.	529,135
3,881	Group 1 Automotive, Inc.	1,566,488
4,100	Murphy USA, Inc.	2,044,137
11,658	Urban Outfitters, Inc.*	615,309
31,100	Valvoline, Inc.*	1,065,486

		8,863,861

Technology Hardware, Storage & Peripherals* – 0.1%
31,430	IonQ, Inc.	863,068

Textiles, Apparel & Luxury Goods* – 0.7%
63,790	Birkenstock Holding PLC	3,280,720
94,619	Under Armour, Inc. Class A	541,220

		3,821,940

Tobacco – 0.2%
19,644	Universal Corp.	1,144,656

Shares	Description	Value

Common Stocks – (continued)

Trading Companies & Distributors – 2.2%
17,620	Applied Industrial Technologies, Inc.	$4,286,594
44,860	FTAI Aviation Ltd.	4,804,954
14,300	McGrath RentCorp	1,525,381
19,600	MSC Industrial Direct Co., Inc. Class A	1,499,008
9,264	SiteOne Landscape Supply, Inc.*	1,063,600

		13,179,537

Wireless Telecommunication Services*(a) – 0.0%
29,864	GCI Liberty, Inc.	—

TOTAL COMMON STOCKS (Cost $517,056,846)		$553,693,569

Exchange Traded Funds – 0.3%
10,000	iShares Russell 2000 Value ETF	$1,448,000
(Cost $1,376,223)

Shares	Dividend Rate	Value

Investment Company(b) – 5.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
30,378,396	4.248%	$30,378,396
(Cost $30,378,396)

TOTAL INVESTMENTS – 99.8% (Cost $548,811,465)		$585,519,965

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		1,364,147

NET ASSETS – 100.0%		$586,884,112

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
ETF	—Exchange Traded Fund
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	9

ACTIVE EQUITY MULTI-MANAGER FUNDS

Statements of Assets and Liabilities April 30, 2025 (Unaudited)

	Multi-Manager International Equity Fund	Multi-Manager U.S. Small Cap Equity Fund

Assets:

Investments in unaffiliated issuers, at value (cost $1,066,879,831 and $518,433,069, respectively)	$1,455,539,983	$555,141,569

Investments in affiliated issuers, at value (cost $52,848,149 and $30,378,396, respectively)	52,848,149	30,378,396

Cash	1,075,650	628,812

Foreign currencies, at value (cost $183,355 and $0, respectively)	183,205	—

Receivables:

Foreign tax reclaims	5,543,990	—

Dividends	5,293,951	225,977

Investments sold	4,652,742	1,357,256

Investments sold on an extended-settlement basis	3,492,352	—

Fund shares sold	1,683,000	1,185,000

Other assets	16,020	9,286

Total assets	1,530,329,042	588,926,296

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	816	—

Payables:

Investments purchased on an extended-settlement basis	11,453,028	—

Investments purchased	3,024,105	1,555,940

Fund shares redeemed	1,334,150	30,000

Management fees	251,351	133,454

Transfer agency fees	12,218	4,740

Accrued expenses	568,579	318,050

Total liabilities	16,644,247	2,042,184

Net Assets:

Paid-in capital	1,111,386,201	549,455,243

Total distributable earnings	402,298,594	37,428,869

NET ASSETS	$1,513,684,795	$586,884,112

Shares Outstanding $0.001 par value (unlimited shares authorized):	99,768,921	49,241,778

Net asset value, offering and redemption price per share:	$ 15.17	$ 11.92

10	The accompanying notes are an integral part of these financial statements.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Statements of Operations For the Six Months Ended April 30, 2025 (Unaudited)

	Multi-Manager International Equity Fund	Multi-Manager U.S. Small Cap Equity Fund

Investment Income:

Dividends — unaffiliated issuers (net of tax withholding of $1,534,997 and $7,017, respectively)	$17,303,799	$2,675,524

Dividends — affiliated issuers	1,003,946	569,044

Total investment income	18,307,745	3,244,568

Expenses:

Management fees	4,838,887	2,144,491

Custody, accounting and administrative services	402,677	240,359

Transfer Agency fees	161,296	57,186

Professional fees	118,223	91,173

Registration fees	22,227	18,068

Trustee fees	14,996	13,991

Printing and mailing costs	9,574	9,850

Other	22,229	18,781

Total expenses	5,590,109	2,593,899

Less — expense reductions	(1,513,819)	(518,908)

Net expenses	4,076,290	2,074,991

NET INVESTMENT INCOME	14,231,455	1,169,577

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers (including commission recapture of $6,963 and $18,218, respectively)	40,022,872	15,768,993

Forward foreign currency exchange contracts	22,110	—

Foreign currency transactions	(46,869)	7

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of foreign capital gains tax of $112,231 and $0, respectively)	61,904,005	(64,401,601)

Forward foreign currency exchange contracts	(380)	—

Foreign currency translation	425,768	—

Net realized and unrealized gain (loss)	102,327,506	(48,632,601)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$116,558,961	$(47,463,024)

The accompanying notes are an integral part of these financial statements.	11

ACTIVE EQUITY MULTI-MANAGER FUNDS

Statements of Changes in Net Assets

	Multi-Manager International Equity Fund		Multi-Manager U.S. Small Cap Equity Fund

	For the Six Months Ended April 30, 2025 (Unaudited)	For the Fiscal Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (Unaudited)	For the Fiscal Year Ended October 31, 2024

From operations:

Net investment income	$ 14,231,455	$ 28,185,241	$ 1,169,577	$ 4,211,125

Net realized gain	39,998,113	91,540,251	15,769,000	62,247,919

Net change in unrealized gain (loss)	62,329,393	180,120,167	(64,401,601)	118,731,382

Net increase (decrease) in net assets resulting from operations	116,558,961	299,845,659	(47,463,024)	185,190,426

Distributions to shareholders:

From distributable earnings	(119,846,062)	(22,657,088)	(58,944,862)	(5,116,836)

From share transactions:

Proceeds from sales of shares	216,072,845	255,706,702	144,042,503	121,492,031

Reinvestment of distributions	119,846,062	22,657,088	58,944,862	5,116,836

Cost of shares redeemed	(404,847,239)	(190,703,467)	(59,664,484)	(478,327,989)

Net increase (decrease) in net assets resulting from share transactions	(68,928,332)	87,660,323	143,322,881	(351,719,122)

TOTAL INCREASE (DECREASE)	(72,215,433)	364,848,894	36,914,995	(171,645,532)

Net assets:

Beginning of period	1,585,900,228	1,221,051,334	549,969,117	721,614,649

End of period	$1,513,684,795	$1,585,900,228	$586,884,112	$549,969,117

12	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER INTERNATIONAL EQUITY

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Multi-Manager International Equity Fund

	Class P Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024		2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$15.24		$12.45		$10.94	$15.42	$11.16	$11.70

Net investment income(a)	0.13		0.28	(b)	0.22 (c)	0.19	0.22	0.16

Net realized and unrealized gain (loss)	0.90		2.74		1.45	(3.52)	4.17	(0.40)

Total from investment operations	1.03		3.02		1.67	(3.33)	4.39	(0.24)

Distributions to shareholders from net investment income	(0.27)		(0.23)		(0.16)	(0.23)	(0.13)	(0.28)

Distributions to shareholders from net realized gains	(0.83)		—		—	(0.92)	—	(0.02)

Total distributions	(1.10)		(0.23)		(0.16)	(1.15)	(0.13)	(0.30)

Net asset value, end of period	$15.17		$15.24		$12.45	$10.94	$15.42	$11.16

Total return(d)	7.29%		24.42%		15.32%	(23.15)%	39.46%	(2.28)%

Net assets, end of period (in 000s)	$1,513,685		$1,585,900		$1,221,051	$1,159,020	$1,373,200	$886,359

Ratio of net expenses to average net assets	0.51	%(e)	0.52%		0.54%	0.56%	0.56%	0.57%

Ratio of total expenses to average net assets	0.69	%(e)	0.71%		0.71%	0.73%	0.72%	0.74%

Ratio of net investment income to average net assets	1.76	%(e)	1.89	%(c)	1.70%	1.50%	1.50%	1.39%

Portfolio turnover rate(f)	24%		68%		35%	39%	61%	52%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.12% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.09% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

MULTI-MANAGER U.S. SMALL CAP EQUITY

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Multi-Manager U.S. Small Cap Equity Fund

	Class P Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021		2020

Per Share Data

Net asset value, beginning of period	$14.49		$11.56	$12.23	$17.45	$12.14		$13.31

Net investment income(a)	0.03		0.07	0.07	0.05	0.03	(b)	0.05

Net realized and unrealized gain (loss)	(1.07)		2.94	(0.68)	(2.47)	5.31		(0.79)

Total from investment operations	(1.04)		3.01	(0.61)	(2.42)	5.34		(0.74)

Distributions to shareholders from net investment income	(0.13)		(0.08)	(0.06)	(0.03)	(0.03)		(0.08)

Distributions to shareholders from net realized gains	(1.40)		—	—	(2.77)	—		(0.35)

Total distributions	(1.53)		(0.08)	(0.06)	(2.80)	(0.03)		(0.43)

Net asset value, end of period	$11.92		$14.49	$11.56	$12.23	$17.45		$12.14

Total return(c)	(8.67)%		26.12%	(5.00)%	(15.77)%	44.07%		(5.88)%

Net assets, end of period (in 000s)	$586,884		$549,969	$721,615	$680,833	$647,500		$441,314

Ratio of net expenses to average net assets	0.73	%(d)	0.71%	0.71%	0.73%	0.75%		0.77%

Ratio of total expenses to average net assets	0.91	%(d)	0.89%	0.89%	0.90%	0.92%		0.95%

Ratio of net investment income to average net assets	0.41	%(d)	0.51%	0.58%	0.35%	0.17	%(b)	0.44%

Portfolio turnover rate(e)	47%		69%	62%	57%	105%		85%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.12% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Notes to Financial Statements April 30, 2025 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Multi-Manager International Equity	Class P	Diversified

Multi-Manager U.S. Small Cap Equity	Class P	Diversified

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust. As of April 30, 2025, GSAM had sub-advisory agreements (the “Sub-Advisory Agreements”) for the Multi-Manager International Equity Fund with Causeway Capital Management LLC, Massachusetts Financial Services Company, doing business as MFS Investment Management, and WCM Investment Management, LLC and for the Multi-Manager U.S. Small Cap Equity Fund with Boston Partners Global Investors, Inc., Brown Advisory LLC, Victory Capital Management, Inc., and Westfield Capital Management Company, L.P., (the “Underlying Managers”). Pursuant to the terms of the Sub-Advisory Agreements, the Underlying Managers are responsible for making investment decisions and managing the investments of the applicable Fund. GSAM compensates the Underlying Managers directly in accordance with the terms of the applicable Sub-Advisory Agreements. The Funds are not charged any separate or additional investment advisory fees by the Underlying Managers.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C.  Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

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ACTIVE EQUITY MULTI-MANAGER FUNDS

Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F.  Commission Recapture — GSAM, on behalf of certain Funds, may direct portfolio trades, subject to seeking best execution, to various brokers who have agreed to rebate a portion of the commissions generated. Such rebates are made directly to a Fund as cash payments and are included in net realized gain (loss) from investments on the Statements of Operations.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing

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ACTIVE EQUITY MULTI-MANAGER FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market

17

ACTIVE EQUITY MULTI-MANAGER FUNDS

Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of April 30, 2025:

MULTI-MANAGER INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$52,110,477	$293,517,831	$—

Europe	45,346,090	876,908,272	—

North America	125,490,455	45,253,544	—

South America	16,913,314	—	—

Investment Company	52,848,149	—	—

Total	$292,708,485	$1,215,679,647	$—

Derivative Type

Liabilities(b)

Forward Foreign Currency Exchange Contracts	$—	$(816)	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

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ACTIVE EQUITY MULTI-MANAGER FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

MULTI-MANAGER U.S. SMALL CAP EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$4,871,620	$—	$—

Europe	22,650,106	—	—

North America	526,171,843	—	—

Exchange Traded Funds	1,448,000	—	—

Investment Company	30,378,396	—	—

Total	$585,519,965	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of April 30, 2025. These instruments were used as part of the Multi-Manager International Equity Fund’s investment strategies and to obtain and/or manage exposure related to the risks below. The values in the table below excludes the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Multi-Manager International Equity

Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities

Currency	—	$—	Payable for unrealized loss on forward foreign currency exchange contracts	$(816)

The following table sets forth, by certain risk types, the Multi-Manager International Equity Fund’s gains (losses) related to these derivatives and their indicative volumes for the six months ended April 30, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)" on the Statements of Operations:

Multi-Manager International Equity

Risk	Statements of Operations	Net Realized Gain	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain from forward foreign currency exchange contracts/Net unrealized loss on forward foreign currency exchange contracts	$22,110	$(380)

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ACTIVE EQUITY MULTI-MANAGER FUNDS

Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

For the six months ended April 30, 2025, the relevant values for each derivative type were as follows:

Average Notional Amounts(a)

Fund	Forward Contracts

Multi-Manager International Equity	$215,933

(a)

Amounts disclosed represent notional amounts for forward contracts, based on absolute values, which is indicative of volume for this derivative type, for the months that the Fund held such derivatives for the six months ended April 30, 2025.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended April 30, 2025, contractual and effective net management fees with GSAM were at the following rates:

Fund	Contractual Management Rate	Effective Net Management Rate#*

Multi-Manager International Equity	0.60%	0.41%

Multi-Manager U.S. Small Cap Equity	0.75	0.57

*

GSAM has agreed to waive a portion of its management fee for each Fund in order to achieve an effective net management fee rate that is equal to the actual cost of fees paid to the Fund’s Underlying Managers. These arrangements will remain in effect through at least February 28, 2026, and prior to such date, GSAM may not terminate the applicable arrangement without the approval of the Trustees.

#	Effective Net Management Rate includes impact of management fee waivers of underlying funds, if any.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which the Funds invest. For the six months ended April 30, 2025, the management fees waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived

Multi-Manager International Equity	$36,841

Multi-Manager U.S. Small Cap Equity	20,705

B. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.02% of the average daily net assets of Class P Shares.

C. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition,

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ACTIVE EQUITY MULTI-MANAGER FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Total Annual Operating Expense limitations as an annual percentage rate of average daily net assets for the Multi-Manager International Equity and Multi-Manager U.S. Small Cap Equity Funds are 0.57% and 0.80%, respectively. These Other Expense limitations will remain in place through at least February 28, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended April 30, 2025, these expense reductions, including any fee waivers, were as follows:

Fund	Management Fee Waiver

Multi-Manager International Equity	$1,513,819

Multi-Manager U.S. Small Cap Equity	518,908

D. Line of Credit Facility — As of April 30, 2025, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2025, the Funds did not have any borrowings under the facility. Prior to April 14, 2025, the facility was $1,150,000,000.

E. Other Transactions with Affiliates — For the six months ended April 30, 2025, Goldman Sachs earned $5,172 and $4,768 in brokerage commissions from portfolio transactions on behalf of the Multi-Manager International Equity and Multi-Manager U.S. Small Cap Equity Funds, respectively.

The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund as of and for the six months ended April 30, 2025:

Fund	Underlying Fund	Beginning Value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Ending Value as of April 30, 2025	Shares as of April 30, 2025	Dividend Income

Multi-Manager International Equity	Goldman Sachs Financial Square Government Fund — Institutional Shares	$57,892,238	$584,528,244	$(589,572,333)	$52,848,149	52,848,149	$1,003,946

Multi-Manager U.S. Small Cap Equity	Goldman Sachs Financial Square Government Fund — Institutional Shares	24,476,895	270,398,201	(264,496,700)	30,378,396	30,378,396	569,044

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2025, were as follows:

Fund	Purchases	Sales

Multi-Manager International Equity	$371,959,215	$547,442,082

Multi-Manager U.S. Small Cap Equity	335,706,682	256,516,401

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ACTIVE EQUITY MULTI-MANAGER FUNDS

Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

7. TAX INFORMATION

As of April 30, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Multi-Manager International Equity Fund	Multi-Manager U.S. Small Cap Equity Fund

Tax Cost	$1,158,080,440	$564,338,974

Gross unrealized gain	427,564,732	95,679,645

Gross unrealized loss	(77,257,040)	(74,498,654)

Net unrealized gain	$ 350,307,692	$ 21,180,991

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Asset Allocation Risk — The Funds’ allocations to the various asset classes and to the Underlying Managers may cause the Funds to underperform other funds with a similar investment objective.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions

22

ACTIVE EQUITY MULTI-MANAGER FUNDS

8. OTHER RISKS (continued)

and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Index/Tracking Error Risk — To the extent that an index-tracking strategy or implementation of a sub-strategy by a transition manager is used with respect to a portion of a Fund’s assets, including through investment in an ETF that seeks to track an index or implementation of an index-tracking strategy, the Fund will be negatively affected by general declines in the securities and asset classes represented in the relevant index. There is no guarantee that the Fund, or relevant portion of the Fund, will achieve a high degree of correlation to the relevant index. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability, or the ability of an ETF in which it invests, to adjust its exposure to the required levels in order for the relevant portion of the Fund to track the relevant index. In addition, because that portion of the Fund is not “actively” managed, unless a specific security is removed from the relevant index, the Fund or an ETF in which it invests generally would not sell a security because the security’s issuer was in financial trouble. At times when an index-tracking strategy is used with respect to a portion of the Fund’s assets, the Fund’s performance could be lower than funds that may actively shift all of their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Funds may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Growth investing is an example of an investment style. Growth companies are often expected by investors to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stocks inordinately even if earnings showed an absolute increase.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Funds will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

23

ACTIVE EQUITY MULTI-MANAGER FUNDS

Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

8. OTHER RISKS (continued)

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.

Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

24

ACTIVE EQUITY MULTI-MANAGER FUNDS

10. OTHER MATTERS

The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Multi-Manager International Equity Fund

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class P Shares

Shares sold	14,966,159	$ 216,072,845	17,335,647	$ 255,706,702

Reinvestment of distributions	8,392,775	119,846,062	1,650,188	22,657,088

Shares redeemed	(27,631,083)	(404,847,239)	(12,988,352)	(190,703,467)

NET INCREASE (DECREASE)	(4,272,149)	$ (68,928,332)	5,997,483	$ 87,660,323

	Multi-Manager U.S. Small Cap Equity Fund

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class P Shares

Shares sold	11,465,623	$144,042,503	8,746,296	$ 121,492,031

Reinvestment of distributions	4,229,368	58,944,862	383,571	5,116,836

Shares redeemed	(4,413,618)	(59,664,484)	(33,568,277)	(478,327,989)

NET INCREASE (DECREASE)	11,281,373	$143,322,881	(24,438,410)	$(351,719,122)

25

TRUSTEES OFFICERS Gregory G. Weaver, Chair James A. McNamara, President Cheryl K. Beebe Joseph F. DiMaria, Principal Financial Officer, Principal Dwight L. Bush Accounting Officer and Treasurer Kathryn A. Cassidy Robert Griffith, Secretary John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 © 2025 Goldman Sachs. All rights reserved.MMGRFDSSAR-25

Goldman Sachs Funds Semi-Annual Financial Statements April 30, 2025 Goldman Sachs Multi-Strategy Alternatives Fund

Goldman Sachs Multi-Strategy Alternatives Fund

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Schedule of Investments April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks(a) – 0.0%

Oil, Gas & Consumable Fuels – 0.0%
39,366	Gazprom PJSC	$—
3,021	LUKOIL PJSC	—
27,893	Rosneft Oil Co. PJSC	—

		—

TOTAL COMMON STOCKS (Cost $621,979)		$—

Shares	Dividend Rate	Value

Investment Company(b) – 91.4%

Goldman Sachs Financial Square Government Fund — Institutional Shares
53,097,237	4.248%	$53,097,237
(Cost $ 53,097,237)

TOTAL INVESTMENTS – 91.4% (Cost $ 53,719,216)		$53,097,237

OTHER ASSETS IN EXCESS OF LIABILITIES – 8.6%		5,002,650

NET ASSETS – 100.0%		$58,099,887

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(b)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At April 30, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	10,800,000	USD	6,677,705	06/18/25	$243,969
	CAD	25,620,000	USD	18,182,292	06/18/25	448,575
	CHF	14,730,000	USD	17,499,622	06/18/25	456,074
	EUR	17,220,000	USD	18,661,218	06/18/25	906,880
	GBP	10,610,000	USD	13,718,557	06/18/25	424,038
	JPY	3,640,560,000	USD	24,574,165	06/18/25	1,028,437
	NOK	264,440,000	USD	24,157,980	06/18/25	1,261,024
	NZD	26,960,000	USD	15,498,590	06/18/25	539,757
	SEK	166,040,000	USD	16,500,071	06/18/25	730,972
	USD	1,254,627	CHF	1,020,000	06/18/25	11,258
	USD	3,915,823	EUR	3,400,000	06/18/25	52,203
	USD	7,956,357	JPY	1,130,140,000	06/18/25	8,534
	USD	3,300,110	NOK	34,220,000	06/18/25	10,751
	USD	2,781,537	NZD	4,650,000	06/18/25	15,279
	USD	3,654,428	SEK	35,040,000	06/18/25	18,101

TOTAL						$6,155,852

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Schedule of Investments (continued) April 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	11,420,000	USD	7,334,698	06/18/25	$(15,669)
	CHF	700,000	USD	854,605	06/18/25	(1,314)
	GBP	3,410,000	USD	4,564,652	06/18/25	(19,293)
	JPY	144,210,000	USD	1,020,612	06/18/25	(6,441)
	SEK	3,530,000	USD	367,879	06/18/25	(1,548)
	USD	17,622,734	AUD	27,920,000	06/18/25	(271,075)
	USD	18,645,003	CAD	26,390,000	06/18/25	(545,807)
	USD	28,163,725	CHF	24,690,000	06/18/25	(1,933,090)
	USD	14,311,376	EUR	13,170,000	06/18/25	(654,470)
	USD	15,527,846	GBP	12,070,000	06/18/25	(560,857)
	USD	5,170,721	JPY	753,990,000	06/18/25	(131,788)
	USD	22,514,437	NOK	238,790,000	06/18/25	(438,988)
	USD	7,001,770	NZD	12,120,000	06/18/25	(208,345)
	USD	6,206,622	SEK	62,390,000	06/18/25	(267,992)

TOTAL						$(5,056,677)

FUTURES CONTRACTS — At April 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	14	06/26/25	$1,744,878	$11,037
5 Year German Euro-Bund	18	06/06/25	2,687,167	36,241
Brent Crude	6	05/30/25	366,360	(16,920)
Canada 10 Year Government Bonds	27	06/19/25	2,421,892	(18,186)
Coffee	10	12/18/25	1,439,813	323,644
Copper	20	12/29/25	2,355,500	41,338
Corn	93	12/12/25	2,075,063	(23,625)
Cotton No.2	17	12/08/25	576,215	(16,050)
Euro BTP	19	06/06/25	2,589,141	36,541
French 10 Year Government Bonds	19	06/06/25	2,704,295	37,203
Gasoline RBOB	10	09/30/25	743,946	(63,466)
Gold	1	06/26/25	331,910	34,350
Japan 10 Year Government Bond	24	06/13/25	23,608,896	327,395
KC HRW Wheat	25	09/12/25	680,313	(57,325)
Korea 10 Year Government Bonds	410	06/17/25	34,994,935	583,714
Lean Hogs	21	07/15/25	828,240	2,540
Live Cattle	18	08/29/25	1,469,160	52,310
LME Lead	28	05/19/25	1,370,404	(65,601)
LME Lead	14	08/18/25	688,293	(35,810)
LME Lead	7	09/15/25	345,363	(32,974)
LME Lead	7	11/17/25	347,813	(15,560)
LME Lead	10	06/16/25	489,790	23,913
LME Lead	7	01/19/26	350,268	(7,615)
LME Nickel	31	05/19/25	2,840,216	(300,929)
LME Nickel	12	08/18/25	1,114,254	(87,621)
LME Nickel	21	10/13/25	1,965,451	(91,163)
LME Nickel	10	11/17/25	940,549	(47,846)
LME Nickel	5	06/16/25	460,105	23,032
LME Nickel	1	07/14/25	92,392	(1,360)
LME Nickel	19	01/19/26	1,801,977	(1,925)

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
LME Nickel	9	02/16/26	$856,646	$(68,008)
LME Primary Aluminum	100	05/19/25	5,967,975	(395,565)
LME Primary Aluminum	30	09/15/25	1,805,880	(194,637)
LME Primary Aluminum	30	10/13/25	1,811,505	(131,902)
LME Primary Aluminum	10	06/16/25	599,918	1,805
LME Primary Aluminum	1	07/14/25	59,966	809
LME Primary Aluminum	26	01/19/26	1,584,538	4,653
LME Zinc	29	06/16/25	1,870,580	(110,690)
LME Zinc	34	08/18/25	2,206,702	(292,843)
LME Zinc	16	09/15/25	1,040,536	(193,967)
LME Zinc	21	05/19/25	1,349,376	(92,583)
LME Zinc	26	10/13/25	1,693,471	(282,917)
LME Zinc	12	12/15/25	784,602	(83,602)
LME Zinc	11	01/19/26	720,456	(76,562)
Low Sulphur Gas Oil	10	06/12/25	598,500	(625)
Natural Gas	17	03/27/26	645,660	24,180
NY Harbor ULSD	5	05/30/25	420,378	(8,085)
Soybean	46	11/14/25	2,341,975	(136)
Soybean Meal	44	12/12/25	1,336,720	(17,570)
Soybean Oil	52	12/12/25	1,514,136	57,301
Sugar 11	52	02/27/26	1,037,837	(55,610)
Wheat	38	09/12/25	1,035,500	(54,489)
WTI Crude	1	06/20/25	57,620	(1,560)
WTI Crude	5	05/20/25	291,050	(11,410)

Total				$(1,334,731)

Short position contracts:
10 Year U.S. Treasury Notes	(148)	06/18/25	(16,608,375)	(213,594)
Australian 10 Year Government Bonds	(203)	06/16/25	(14,950,001)	(280,909)
Cattle Feeder	(5)	08/28/25	(737,563)	(36,738)
Cocoa	(2)	07/16/25	(177,740)	(14,480)
Coffee	(9)	07/21/25	(1,352,531)	(136,969)
Copper	(22)	07/29/25	(2,534,950)	(25,938)
Corn	(133)	07/14/25	(3,162,075)	47,837
Cotton No.2	(6)	07/09/25	(198,060)	(470)
Gasoline RBOB	(8)	06/30/25	(669,547)	(836)
KC HRW Wheat	(7)	07/14/25	(185,325)	13,650
Lean Hogs	(21)	06/13/25	(825,510)	9,539
Live Cattle	(24)	06/30/25	(2,000,640)	(82,290)
LME Lead	(28)	05/19/25	(1,370,404)	2,174
LME Lead	(14)	08/18/25	(688,293)	49,699
LME Lead	(7)	09/15/25	(345,363)	13,940
LME Lead	(6)	07/14/25	(294,005)	(6,811)
LME Lead	(7)	11/17/25	(347,813)	8,815
LME Nickel	(31)	05/19/25	(2,840,216)	121,729
LME Nickel	(12)	08/18/25	(1,114,254)	55,324
LME Nickel	(21)	10/13/25	(1,965,451)	64,966
LME Nickel	(1)	06/16/25	(92,021)	(1,902)
LME Nickel	(10)	11/17/25	(940,549)	45,148
LME Nickel	(11)	07/14/25	(1,016,314)	(7,995)
LME Nickel	(9)	01/19/26	(853,568)	66,945

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Schedule of Investments (continued) April 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
LME Nickel	(9)	02/16/26	$(856,646)	$(8,329)
LME Primary Aluminum	(100)	05/19/25	(5,967,975)	458,970
LME Primary Aluminum	(30)	09/15/25	(1,805,880)	135,682
LME Primary Aluminum	(30)	10/13/25	(1,811,505)	153,168
LME Primary Aluminum	(10)	06/16/25	(599,918)	(9,344)
LME Primary Aluminum	(26)	07/14/25	(1,559,116)	(15,781)
LME Primary Aluminum	(1)	01/19/26	(60,944)	(481)
LME Zinc	(22)	06/16/25	(1,419,061)	166,298
LME Zinc	(34)	08/18/25	(2,206,702)	424,889
LME Zinc	(21)	05/19/25	(1,349,376)	102,297
LME Zinc	(16)	09/15/25	(1,040,536)	147,324
LME Zinc	(26)	10/13/25	(1,693,471)	123,310
LME Zinc	(12)	12/15/25	(784,602)	82,161
LME Zinc	(11)	01/19/26	(720,456)	94,743
Low Sulphur Gas Oil	(15)	07/10/25	(890,250)	(8,069)
Natural Gas	(13)	06/26/25	(472,550)	21,860
NY Harbor ULSD	(8)	06/30/25	(666,960)	15,674
Silver	(1)	07/29/25	(164,140)	1,925
Soybean	(55)	07/14/25	(2,872,375)	13,500
Soybean Meal	(5)	07/14/25	(149,000)	750
Soybean Oil	(72)	07/14/25	(2,115,504)	(64,476)
Sugar 11	(31)	06/30/25	(598,920)	13,227
Wheat	(3)	07/14/25	(79,613)	3,788

Total				$1,543,920

TOTAL FUTURES CONTRACTS				$209,189

Currency Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
EUR	—Euro
GBP	—British Pound
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
USD	—U.S. Dollar

Abbreviation:
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Statement of Assets and Liabilities(a) April 30, 2025 (Unaudited)

Assets:

Investments in affiliated issuers, at value (cost $53,097,237)	$53,097,237
Investments in unaffiliated issuers, at value (cost $621,979)	—
Cash	1,923,947
Foreign currencies, at value (cost $13,319)	4,340
Unrealized gain on forward foreign currency exchange contracts	6,155,852
Variation margin on futures contracts	85,198
Unrealized gain on futures contracts	2,371,790
Receivables:
Collateral on certain derivative contracts(b)	3,111,015
Fund shares sold	879,388
Interest and dividends	286,501
Foreign tax reclaims	24,940
Other assets	30,555

Total assets	67,970,763

Liabilities:
Unrealized loss on forward foreign currency exchange contracts	5,056,677
Unrealized loss on futures contracts	2,662,321
Payables:
Due to broker	1,080,000
Investments purchased	177,738
Management fees	19,167
Fund shares redeemed	16,269
Distribution and Service fees and Transfer Agency fees	1,752
Accrued expenses	856,952

Total liabilities	9,870,876

Net Assets:

Paid-in capital	97,413,041
Total distributable loss	(39,313,154)

NET ASSETS	$58,099,887
Net Assets:
Class A	$5,426,748
Class C	91,091
Institutional	14,273,769
Investor	3,657,249
Class R6	11,833
Class P	34,639,197
Total Net Assets	$58,099,887
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	505,785
Class C	8,708
Institutional	1,306,908
Investor	336,835
Class R6	1,081
Class P	3,171,769
Net asset value, offering and redemption price per share:(c)
Class A	$10.73
Class C	10.46
Institutional	10.92
Investor	10.86
Class R6	10.95
Class P	10.92

(a)

Statement of Assets and Liabilities for the Fund is consolidated and includes the balances of the wholly-owned subsidiary, Cayman Commodity- MMA IV, LLC. Accordingly, all interfund balances and transactions have been eliminated.

(b)	Includes segregated cash of $3,111,015 relating to initial margin requirements and/or collateral on futures contracts.
(c)

Maximum public offering price per share for Class A Shares is $11.35. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Statement of Operations(a) For the Six Months Ended April 30, 2025 (Unaudited)

Investment Income:

Dividends — affiliated issuers	$1,165,607
Interest	9,806

Total investment income	1,175,413

Expenses:

Management fees	239,012
Professional fees	171,964
Custody, accounting and administrative services	86,245
Registration fees	58,892
Printing and mailing costs	28,235
Transfer Agency fees(b)	14,143
Trustee fees	13,374
Distribution and Service (12b-1) fees(b)	7,250
Service fees — Class C	146
Other	14,646

Total expenses	633,907

Less — expense reductions	(421,948)

Net expenses	211,959

NET INVESTMENT INCOME	963,454

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	52,117
Futures contracts	749,767
Forward foreign currency exchange contracts	813,850
Foreign currency transactions	(4,418)
Net change in unrealized gain (loss) on:
Futures contracts	(1,176,968)
Forward foreign currency exchange contracts	1,902,838
Foreign currency translation	48,233

Net realized and unrealized gain	2,385,419

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,348,873

(a)

Statement of Operations for the Fund is consolidated and includes the balances of the wholly-owned subsidiary, Cayman Commodity- MMA IV, LLC. Accordingly, all interfund balances and transactions have been eliminated.

(b)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

Distribution and/or Service (12b-1) Fees		Transfer Agency Fees
Class A	Class C	Class A	Class C	Institutional	Investor	Class R6	Class P
$6,814	$436	$4,088	$87	$2,766	$1,810	$2	$5,390

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Statements of Changes in Net Assets(a)

	Multi-Strategy Alternatives Fund(a)
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Fiscal Year Ended October 31, 2024

From operations:

Net investment income	$963,454	$3,395,167
Net realized gain (loss)	1,611,316	(7,270,428)
Net change in unrealized gain	774,103	2,652,375

Net increase (decrease) in net assets resulting from operations	3,348,873	(1,222,886)

Distributions to shareholders:

From distributable earnings:
Class A Shares	(261,661)	(235,940)

Class C Shares	(4,599)	(1,187)

Institutional Shares	(700,044)	(883,239)

Investor Shares	(129,783)	(151,781)

Class R6 Shares	(543)	(387)

Class R Shares(b)	—	(875)

Class P Shares	(1,826,161)	(2,093,131)

Total distributions to shareholders	(2,922,791)	(3,366,540)

From share transactions:

Proceeds from sales of shares	4,578,095	2,516,194
Reinvestment of distributions	2,884,404	3,304,758
Cost of shares redeemed	(14,459,235)	(37,132,808)

Net decrease in net assets resulting from share transactions	(6,996,736)	(31,311,856)

TOTAL DECREASE	(6,570,654)	(35,901,282)

Net assets:

Beginning of period	64,670,541	100,571,823

End of period	$58,099,887	$64,670,541

(a)

Statements of Changes in Net Assets for the Fund is consolidated and includes the balances of the wholly-owned subsidiary, Cayman Commodity — MMA IV, LLC. Accordingly, all interfund balances and transactions have been eliminated.

(b)	At the close of business on April 16, 2024, Class R Shares of the Fund were liquidated.

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Multi-Strategy Alternatives Fund

	Class A Shares
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024		2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$10.60		$11.06		$11.22	$11.86	$10.66	$10.48

Net investment income (loss)(a)	0.16		0.41		0.11	(0.14)	(0.07)	(0.01)

Net realized and unrealized gain (loss)	0.46		(0.51)		(0.25)	(0.50)	1.27	0.25

Total from investment operations	0.62		(0.10)		(0.14)	(0.64)	1.20	0.24

Distributions to shareholders from net investment income	(0.49)		(0.36)		(0.02)	—	—	(0.06)

Net asset value, end of period	$10.73		$10.60		$11.06	$11.22	$11.86	$10.66

Total return(b)	6.04%		(1.02)%		(1.30)%	(5.31)%	11.26%	2.33%

Net assets, end of period (in 000s)	$5,427		$6,183		$7,876	$8,666	$7,943	$8,015

Ratio of net expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	1.01	%(c)	1.07%		2.02%	2.18%	2.15%	2.13%

Ratio of net expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	1.01	%(c)	1.07%		1.95%	2.08%	2.08%	2.07%

Ratio of total expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	2.44	%(c)	2.85%		3.53%	3.38%	3.36%	4.32%

Ratio of total expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	2.44	%(c)	2.85%		3.46%	3.29%	3.30%	4.27%

Ratio of net investment income (loss) to average net assets	3.06	%(c)	3.83%		1.00%	(1.21)%	(0.63)%	(0.17)%

Portfolio turnover rate(d)	—	%(e)	—	%(e)	242%	236%	269%	222%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	There were no long-term transactions for the period ended April 30, 2025, and the year ended October 31, 2024, respectively.

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Multi-Strategy Alternatives Fund

	Class C Shares
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024		2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$10.22		$10.44		$10.64	$11.34	$10.26	$10.11

Net investment income (loss)(a)	0.12		0.33		0.00	(0.24)	(0.15)	(0.09)

Net realized and unrealized gain (loss)	0.44		(0.52)		(0.20)	(0.46)	1.23	0.24

Total from investment operations	0.56		(0.19)		(0.20)	(0.70)	1.08	0.15

Distributions to shareholders from net investment income	(0.32)		(0.03)		—	—	—	—

Net asset value, end of period	$10.46		$10.22		$10.44	$10.64	$11.34	$10.26

Total return(b)	5.69%		(1.81)%		(1.97)%	(6.08)%	10.53%	1.48%

Net assets, end of period (in 000s)	$91		$146		$542	$1,810	$3,544	$5,045

Ratio of net expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	1.76	%(c)	1.79%		2.85%	2.93%	2.89%	2.88%

Ratio of net expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	1.76	%(c)	1.79%		2.76%	2.83%	2.84%	2.82%

Ratio of total expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	3.22	%(c)	3.36%		4.36%	4.11%	4.15%	5.09%

Ratio of total expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	3.22	%(c)	3.36%		4.27%	4.01%	4.09%	5.03%

Ratio of net investment income (loss) to average net assets	2.33	%(c)	3.13%		0.03%	(2.16)%	(1.39)%	(0.92)%

Portfolio turnover rate(d)	—	%(e)	—	%(e)	242%	236%	269%	222%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	There were no long-term transactions for the period ended April 30, 2025, and the year ended October 31, 2024, respectively.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Multi-Strategy Alternatives Fund

	Institutional Shares
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024		2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$10.81		$11.27		$11.42	$12.04	$10.78	$10.62

Net investment income (loss)(a)	0.18		0.45		0.14	(0.11)	(0.03)	0.01

Net realized and unrealized gain (loss)	0.46		(0.52)		(0.23)	(0.51)	1.29	0.26

Total from investment operations	0.64		(0.07)		(0.09)	(0.62)	1.26	0.27

Distributions to shareholders from net investment income	(0.53)		(0.39)		(0.06)	—	—	(0.11)

Net asset value, end of period	$10.92		$10.81		$11.27	$11.42	$12.04	$10.78

Total return(b)	6.21%		(0.77)%		(0.92)%	(5.07)%	11.58%	2.66%

Net assets, end of period (in 000s)	$14,274		$16,033		$26,614	$35,165	$54,438	$67,354

Ratio of net expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	0.71	%(c)	0.76%		1.73%	1.86%	1.82%	1.81%

Ratio of net expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	0.71	%(c)	0.76%		1.66%	1.76%	1.76%	1.75%

Ratio of total expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	2.08	%(c)	2.42%		3.18%	3.00%	3.00%	3.94%

Ratio of total expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	2.08	%(c)	2.42%		3.10%	2.90%	2.94%	3.88%

Ratio of net investment income (loss) to average net assets	3.37	%(c)	4.14%		1.26%	(0.98)%	(0.28)%	0.14%

Portfolio turnover rate(d)	—	%(e)	—	%(e)	242%	236%	269%	222%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	There were no long-term transactions for the period ended April 30, 2025, and the year ended October 31, 2024, respectively.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Multi-Strategy Alternatives Fund

	Investor Shares
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024		2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$10.74		$11.20		$11.35	$11.97	$10.73	$10.56

Net investment income (loss)(a)	0.17		0.44		0.14	(0.12)	(0.04)	0.01

Net realized and unrealized gain (loss)	0.47		(0.52)		(0.24)	(0.50)	1.28	0.26

Total from investment operations	0.64		(0.08)		(0.10)	(0.62)	1.24	0.27

Distributions to shareholders from net investment income	(0.52)		(0.38)		(0.05)	—	—	(0.10)

Net asset value, end of period	$10.86		$10.74		$11.20	$11.35	$11.97	$10.73

Total return(b)	6.27%		(0.84)%		(1.00)%	(5.10)%	11.56%	2.59%

Net assets, end of period (in 000s)	$3,657		$2,915		$4,537	$5,853	$7,478	$10,061

Ratio of net expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	0.76	%(c)	0.82%		1.79%	1.93%	1.89%	1.88%

Ratio of net expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	0.76	%(c)	0.82%		1.72%	1.83%	1.83%	1.82%

Ratio of total expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	2.20	%(c)	2.58%		3.30%	3.12%	3.10%	4.07%

Ratio of total expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	2.20	%(c)	2.58%		3.22%	3.02%	3.04%	4.02%

Ratio of net investment income (loss) to average net assets	3.32	%(c)	4.08%		1.22%	(1.07)%	(0.38)%	0.07%

Portfolio turnover rate(d)	—	%(e)	—	%(e)	242%	236%	269%	222%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	There were no long-term transactions for the period ended April 30, 2025, and the year ended October 31, 2024, respectively.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Multi-Strategy Alternatives Fund

	Class R6 Shares
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024		2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$10.83		$11.29		$11.44	$12.05	$10.79	$10.63

Net investment income (loss)(a)	0.18		0.45		0.13	(0.10)	(0.04)	0.02

Net realized and unrealized gain (loss)	0.47		(0.52)		(0.22)	(0.51)	1.30	0.25

Total from investment operations	0.65		(0.07)		(0.09)	(0.61)	1.26	0.27

Distributions to shareholders from net investment income	(0.53)		(0.39)		(0.06)	—	—	(0.11)

Net asset value, end of period	$10.95		$10.83		$11.29	$11.44	$12.05	$10.79

Total return(b)	6.31%		(0.80)%		(0.81)%	(5.06)%	11.68%	2.60%

Net assets, end of period (in 000s)	$12		$11		$11	$37	$12	$11

Ratio of net expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	0.68	%(c)	0.77%		1.80%	1.87%	1.83%	1.81%

Ratio of net expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	0.68	%(c)	0.77%		1.70%	1.77%	1.76%	1.76%

Ratio of total expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	2.05	%(c)	2.49%		3.24%	3.01%	2.96%	3.93%

Ratio of total expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	2.05	%(c)	2.49%		3.14%	2.91%	2.89%	3.88%

Ratio of net investment income (loss) to average net assets	3.40	%(c)	4.12%		1.12%	(0.91)%	(0.30)%	0.12%

Portfolio turnover rate(d)	—	%(e)	—	%(e)	242%	236%	269%	222%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	There were no long-term transactions for the period ended April 30, 2025, and the year ended October 31, 2024, respectively.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Multi-Strategy Alternatives Fund

	Class P Shares
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024		2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$10.81		$11.27		$11.42	$12.04	$10.78	$10.62

Net investment income (loss)(a)	0.18		0.45		0.14	(0.11)	(0.03)	0.02

Net realized and unrealized gain (loss)	0.46		(0.52)		(0.23)	(0.51)	1.29	0.25

Total from investment operations	0.64		(0.07)		(0.09)	(0.62)	1.26	0.27

Distributions to shareholders from net investment income	(0.53)		(0.39)		(0.06)	—	—	(0.11)

Net asset value, end of period	$10.92		$10.81		$11.27	$11.42	$12.04	$10.78

Total return(b)	6.23%		(0.76)%		(0.91)%	(5.07)%	11.69%	2.60%

Net assets, end of period (in 000s)	$34,639		$39,382		$60,963	$99,431	$103,080	$59,182

Ratio of net expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	0.70	%(c)	0.75%		1.75%	1.85%	1.81%	1.80%

Ratio of net expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	0.70	%(c)	0.75%		1.66%	1.75%	1.76%	1.74%

Ratio of total expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	2.07	%(c)	2.43%		3.19%	2.99%	2.91%	3.93%

Ratio of total expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	2.07	%(c)	2.43%		3.11%	2.89%	2.85%	3.88%

Ratio of net investment income (loss) to average net assets	3.37	%(c)	4.14%		1.24%	(0.93)%	(0.29)%	0.15%

Portfolio turnover rate(d)	—	%(e)	—	%(e)	242%	236%	269%	222%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	There were no long-term transactions for the period ended April 30, 2025, and the year ended October 31, 2024, respectively.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Notes to Financial Statements April 30, 2025 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs Multi-Strategy Alternatives Fund (the “Fund”). The Fund is a diversified portfolio and currently offers six classes of shares: Class A, Class C, Institutional, Investor, Class R6 and Class P Shares.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Basis of Consolidation for the Goldman Sachs Multi-Strategy Alternatives Fund — The Cayman Commodity — MMA IV, LLC (the “Subsidiary”), a Cayman Islands exempted company, is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of April 30, 2025, the Fund’s net assets were $58,099,887 of which, $10,648,657 or 18.3%, represented the Subsidiary’s net assets.

B. Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

C. Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

D. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

E. Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.

14

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Consolidated Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

F. Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Consolidated Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

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GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either

16

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of April 30, 2025:

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$—	$—	$—

Investment Company	53,097,237	—	—

Total	$53,097,237	$—	$—

Derivative Type

Assets(b)

Forward Foreign Currency Exchange Contracts	$—	$6,155,852	$—

Futures Contracts	4,081,338	—	—

Total	$4,081,338	$6,155,852	$—

Liabilities(b)

Forward Foreign Currency Exchange Contracts	$—	$(5,056,677)	$—

Futures Contracts	(3,872,149)	—	—

Total	$(3,872,149)	$(5,056,677)	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of April 30, 2025. These instruments were used as part of the Fund’s investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s net exposure.

17

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Multi-Strategy Alternatives Fund

Risk	Consolidated Statement of Assets and Liabilities	Assets		Consolidated Statement of Assets and Liabilities	Liabilities

Commodity	Variation margin on futures contracts	$3,049,207	(a)	Variation margin on futures contracts	$(3,359,460	)(a)

Currency	Receivable for unrealized gain on forward foreign currency contracts	6,155,852		Payable for unrealized loss on forward foreign currency contracts	(5,056,677)

Interest rate	Variation margin on futures contracts	1,032,131	(a)	Variation margin on futures contracts	(512,689	)(a)

Total		$10,237,190			$(8,928,826)

(a)

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

The following table sets forth, by certain risk types, the Fund’s gains (losses) related to these derivatives and their indicative volumes for the six months ended April 30, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Consolidated Statement of Operations:

Multi-Strategy Alternatives Fund

Risk	Consolidated Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Commodity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(318,581)	$(326,330)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	813,850	1,902,838

Interest rate	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	1,068,348	(850,638)

Total		$1,563,617	$725,870

For the six months ended April 30, 2025, the relevant values for each derivative type were as follows:

Average Number of Contracts, Notional Amounts(a)

Futures Contracts	Forward Contracts

3,046	$323,672,477

(a)

Amounts disclosed represent average number of contracts for Futures and Notional amounts for forwards contracts, which is indicative of volume for this derivative type, for the months that the Fund held such derivatives during the period ended April 30, 2025.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives (including forward foreign currency exchange contracts, and certain options and swaps), and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or

18

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

4. INVESTMENTS IN DERIVATIVES (continued)

termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral and margin requirements differ between exchange traded derivatives and OTC derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps) pursuant to governing agreements for those instrument types. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. Additionally, the Fund may be required to post initial margin to the counterparty, the terms of which would be outlined in the confirmation of the OTC transaction.

Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that the Investment Adviser believes to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement or similar agreements. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of setoff that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws.

The following table sets forth the Fund’s net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of April 30, 2025:

Multi-Strategy Alternatives Fund

	Derivative Assets(1)	Derivative Liabilities(1)

Counterparty	Forward Currency Contracts	Forward Currency Contracts	Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(1)	Net Amount(2)

MS & Co. Int. PLC	$6,155,852	$(5,056,677)	$1,099,175	$(1,080,000)	$19,175

(1)	Gross amounts available for offset but not netted in the Consolidated Statement of Assets and Liabilities.
(2)

Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets. For the six months ended April 30, 2025, contractual and effective net management fees with GSAM were at the following rates:

Contractual Management Rate				Effective Rate	Effective Net Management Rate^(a)

First $2 billion	Next $3 billion	Next $3 billion	Over $8 billion

0.75%	0.68%	0.64%	0.63%	0.75%	0.63%

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.
(a)	Reflects combined management fees paid to GSAM under the Agreement and the Subsidiary Agreements as defined below after waivers.

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GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Fund invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Fund invests. For the six months ended April 30, 2025, GSAM waived $42,466 of the Fund’s management fee.

GSAM also provides management services to the Subsidiary pursuant to a Subsidiary Management Agreement (the “Subsidiary Agreement”) and is entitled to a management fee accrued daily and paid monthly, equal to an annual percentage rate of 0.42% of the Subsidiary’s average daily net assets. In consideration of the Subsidiary’s management fee, and for as long as the Subsidiary Agreement remains in effect, GSAM has contractually agreed to waive irrevocably a portion of the Fund’s management fee in an amount equal to the management fee accrued and paid to GSAM by the Subsidiary under the Subsidiary Agreement. For the six months ended April 30, 2025, GSAM waived $22,429 of the Fund’s management fee.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of the Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Fund, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of the Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Fund, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C

Distribution and/or Service Plan	0.25%	0.75%

*

With respect to Class A Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Fund pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended April 30, 2025, Goldman Sachs retained the following amounts:

Front End Sales Charge

Fund	Class A

Multi-Strategy Alternatives Fund	$2

During the six months ended April 30, 2025, Goldman Sachs did not retain any portion of Class C Shares’ CDSC.

D. Service Plan — The Trust, on behalf of the Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Fund.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C and Investor Shares; 0.04% of the average daily net assets of Institutional Shares; and 0.03% of the average daily net assets of Class R6 and Class P Shares. Goldman Sachs has agreed to waive

20

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

a portion of the transfer agency fees equal to 0.06% of the average daily net assets attributable to Class A, Class C and Investor Shares of the Fund through at least February 28, 2026. Prior to such date, Goldman Sachs may not terminate the arrangement without approval of the Board of Trustees.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.064% of the average daily net assets of the Fund. These Other Expense limitations will remain in place through at least February 28, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees.

In addition, the Fund has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above. For the six months ended April 30, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions

Multi-Strategy Alternatives Fund	$64,895	$2,394	$354,659	$421,948

G. Line of Credit Facility — As of April 30, 2025, the Fund participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2025, the Fund did not have any borrowings under the facility. Prior to April 14, 2025 the facility was $1,150,000,000.

H. Other Transactions with Affiliates — For the six months ended April 30, 2025, Goldman Sachs did not earn any brokerage commissions from portfolio transactions, on behalf of the Fund.

As of April 30, 2025, The Goldman Sachs Group, Inc. was the beneficial owner of approximately 100% of Class R6 Shares of the Fund.

The table below shows the transaction in and earnings from investments in the Goldman Sachs Financial Square Government Fund for the six months ended April 30, 2025.

Fund	Underlying Fund	Beginning Value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Ending Value as of April 30, 2025	Shares as of April 30, 2025	Dividend Income

Multi-Strategy Alternatives Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	$59,498,130	$18,067,412	$(24,468,305)	$53,097,237	53,097,237	$1,165,607

6. PORTFOLIO SECURITIES TRANSACTIONS

For the six months ended April 30, 2025, there were no purchases and proceeds from sales and maturities of long-term securities for the Fund.

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GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

7. TAX INFORMATION

As of the Fund’s most recent fiscal year end, October 31, 2024, the Fund’s capital loss carryforwards and certain timing differences on a tax basis were as follows:

Capital loss carryforwards:

Perpetual Short-Term	$(41,032,619)

Perpetual Long-Term	(1,000,057)

Total capital loss carryforwards	(42,032,676)

Timing differences (Straddles, Misc. Tax Adjustment)	$(968,372)

As of April 30, 2025, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$53,285,794

Gross unrealized gain	433,422

Gross unrealized loss	(621,979)

Net unrealized loss	$(188,557)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of underlying fund investments.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Fund will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems

22

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

8. OTHER RISKS (continued)

in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Geographic Risk— If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an

23

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

8. OTHER RISKS (continued)

unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Short Position Risk — The Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Fund may purchase for investment. Taking short positions involves leverage of the Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that the Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of the Fund to the markets and therefore could magnify changes to the Fund’s NAV.

Tax Risk — The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/ or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Treasury regulations generally treat the Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a current distribution out of the earnings and profits of the subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies.

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Fund has limited its investments in commodity index-linked structured notes. The Fund has obtained an opinion of counsel that the Fund’s income from investments in the Subsidiary should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

24

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER M ATTERS

The Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) -Improvements to Reportable Segment Disclosures. The Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of the Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

25

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Multi-Strategy Alternatives Fund

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	28,140	$292,338	43,380	$473,137

Reinvestment of distributions	25,419	255,460	20,637	230,923

Shares redeemed	(130,952)	(1,353,920)	(193,122)	(2,098,306)

	(77,393)	(806,122)	(129,105)	(1,394,246)

Class C Shares

Reinvestment of distributions	468	4,599	108	1,171

Shares redeemed	(6,083)	(60,944)	(37,726)	(397,977)

	(5,615)	(56,345)	(37,618)	(396,806)

Institutional Shares

Shares sold	174,071	1,885,101	110,702	1,208,825

Reinvestment of distributions	65,348	667,858	72,629	826,520

Shares redeemed	(416,306)	(4,411,785)	(1,061,924)	(11,535,306)

	(176,887)	(1,858,826)	(878,593)	(9,499,961)

Investor Shares

Shares sold	153,179	1,667,656	20,220	219,737

Reinvestment of distributions	12,774	129,783	13,417	151,751

Shares redeemed	(100,561)	(1,050,363)	(167,437)	(1,794,483)

	65,392	747,076	(133,800)	(1,422,995)

Class R6 Shares

Reinvestment of distributions	53	543	34	387

	53	543	34	387

Class R Shares(a)

Shares sold	—	—	705	7,561

Reinvestment of distributions	—	—	80	875

Shares redeemed	—	—	(3,410)	(34,985)

	—	—	(2,625)	(26,549)

Class P Shares

Shares sold	71,078	733,000	55,447	606,934

Reinvestment of distributions	178,685	1,826,161	184,092	2,093,131

Shares redeemed	(722,526)	(7,582,223)	(2,006,392)	(21,271,751)

	(472,763)	(5,023,062)	(1,766,853)	(18,571,686)

NET DECREASE	(667,213)	$(6,996,736)	(2,948,560)	$(31,311,856)

(a)	At the close of business on April 16, 2024, Class R Shares of the Fund were liquidated.

26

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TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. StranghoenerGOLDMAN SACHS & CO. LLCDistributor and Transfer AgentGOLDMAN SACHS ASSET MANAGEMENT, L.P.Investment Adviser200 West Street, New York, New York 10282OFFICERSJames A. McNamara, PresidentJoseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and TreasurerRobert Griffith, Secretary(C) 2025 Goldman Sachs. All rights reserved.MMALTSAR 25

Goldman Sachs Funds Semi-Annual Financial Statements April 30, 2025 Strategic Multi-Asset Class Funds Goldman Sachs Multi-Manager Global Equity Fund Goldman Sachs Multi-Manager Non-Core Fixed Income Fund Goldman Sachs Multi-Manager Real Assets Strategy Fund

Strategic Multi-Asset Class Funds

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 82.5%

Argentina* – 0.0%
6,356	Grupo Financiero Galicia SA ADR
	(Banks)	$383,902

Australia – 0.2%
16,760	AUB Group Ltd. (Insurance)	342,230
460,048	Bellevue Gold Ltd.* (Metals & Mining)	267,825
42,292	Flight Centre Travel Group Ltd. (Hotels, Restaurants & Leisure)	347,015
340,088	Mirvac Group (Diversified REITs)	496,070
32,095	Northern Star Resources Ltd. (Metals & Mining)	394,245
44,097	Paladin Energy Ltd.* (Oil, Gas & Consumable Fuels)	165,461
10,380	SGH Ltd. (Trading Companies & Distributors)	339,474
106,666	Stockland (Diversified REITs)	374,850

		2,727,170

Austria – 0.1%
4,344	BAWAG Group AG(a) (Banks)	476,137
8,586	Erste Group Bank AG (Banks)	581,458
10,806	Wienerberger AG (Construction Materials)	379,419

		1,437,014

Belgium – 0.2%
35,696	Anheuser-Busch InBev SA (Beverages)	2,352,686
3,222	KBC Group NV (Banks)	297,096
9,178	Syensqo SA (Chemicals)	656,528

		3,306,310

Bermuda – 0.2%
24,708	Arch Capital Group Ltd. (Insurance)	2,240,522
6,217	Assured Guaranty Ltd. (Insurance)	545,417
6,438	Axis Capital Holdings Ltd. (Insurance)	620,108

		3,406,047

Brazil – 0.4%
240,000	Banco do Brasil SA (Banks)	1,223,439
62,150	BRF SA (Food Products)	248,593
74,700	Caixa Seguridade Participacoes SA (Insurance)	215,341
14,050	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	281,958
147,100	Embraer SA* (Aerospace & Defense)	1,682,728
6,150	Embraer SA ADR* (Aerospace & Defense)	282,531
93,390	Lojas Renner SA (Specialty Retail)	240,421
18,200	Marfrig Global Foods SA (Food Products)	68,886
145,886	NU Holdings Ltd. Class A* (Banks)	1,813,363

Shares	Description	Value

Common Stocks (continued)

Brazil (continued)
76,100	WEG SA (Electrical Equipment)	$598,593

		6,655,853

Canada – 1.4%
20,700	Alamos Gold, Inc. Class A (Metals & Mining)	591,750
14,900	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	275,714
13,750	ATS Corp.* (Machinery)	346,493
39,287	Barrick Gold Corp. (Metals & Mining)	749,206
2,510	Boyd Group Services, Inc. (Commercial Services & Supplies)	360,496
11,400	Canadian Apartment Properties REIT (Residential REITs)	348,136
12,868	Canadian National Railway Co. (Ground Transportation)	1,245,880
43,544	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	1,249,529
73,903	Canadian Pacific Kansas City Ltd. (Ground Transportation)	5,362,608
10,480	Capital Power Corp. (Independent Power and Renewable Electricity Producers)	397,884
52,700	Capstone Copper Corp.* (Metals & Mining)	253,829
4,610	Celestica, Inc.* (Electronic Equipment, Instruments & Components)	393,351
13,189	Descartes Systems Group, Inc.* (Software)	1,389,608
8,710	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	401,383
4,715	Intact Financial Corp. (Insurance)	1,047,143
35,800	NGEx Minerals Ltd.* (Metals & Mining)	313,958
21,000	Osisko Gold Royalties Ltd. (Metals & Mining)	503,293
14,300	Quebecor, Inc. Class B (Diversified Telecommunication Services)	392,301
31,345	Shopify, Inc. Class A* (IT Services)	2,977,775
9,695	South Bow Corp. (Oil, Gas & Consumable Fuels)	239,370
4,070	Stantec, Inc. (Construction & Engineering)	357,225
26,289	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	928,486
16,984	Toronto-Dominion Bank (Banks)	1,085,246
70,000	Veren, Inc. (Oil, Gas & Consumable Fuels)	414,333

		21,624,997

Chile – 0.0%
698,900	Banco de Chile (Banks)	102,596

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks (continued)

China – 3.2%
24,300	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	$116,323
283,500	Alibaba Group Holding Ltd. (Broadline Retail)	4,232,663
2,630	Alibaba Group Holding Ltd. ADR (Broadline Retail)	314,101
5,334	Atour Lifestyle Holdings Ltd. ADR (Hotels, Restaurants & Leisure)	130,363
4,272	Autohome, Inc. ADR (Interactive Media & Services)	116,540
91,950	Baidu, Inc. Class A* (Interactive Media & Services)	1,013,934
2,255,300	Bank of China Ltd. Class H (Banks)	1,259,300
33,700	BeiGene Ltd.* (Biotechnology)	681,060
1,665	Beijing Kingsoft Office Software, Inc. Class A (Software)	67,580
28,600	Beijing Yanjing Brewery Co. Ltd. Class A (Beverages)	51,111
1,103,800	BOE Technology Group Co. Ltd. Class A (Electronic Equipment, Instruments & Components)	583,272
20,200	BYD Co. Ltd. Class H (Automobiles)	959,423
15,000	BYD Co. Ltd. Class A (Automobiles)	729,411
954,650	China CITIC Bank Corp. Ltd. Class H (Banks)	755,058
1,727,450	China Construction Bank Corp. Class H (Banks)	1,418,976
184,550	China Everbright Bank Co. Ltd. Class H (Banks)	80,135
493,200	China Feihe Ltd.(a) (Food Products)	372,709
26,850	China Pacific Insurance Group Co. Ltd. Class H (Insurance)	73,053
436,250	China Railway Group Ltd. Class H (Construction & Engineering)	187,703
390,500	China Resources Pharmaceutical Group Ltd.(a) (Pharmaceuticals)	246,490
115,900	China Taiping Insurance Holdings Co. Ltd. (Insurance)	160,494
219,650	CITIC Ltd. (Industrial Conglomerates)	267,022
64,550	CMOC Group Ltd. Class H (Metals & Mining)	50,677
6,200	Contemporary Amperex Technology Co. Ltd. Class A (Electrical Equipment)	198,069
14,600	Dong-E-E-Jiao Co. Ltd. Class A (Pharmaceuticals)	109,158
14,900	Eastroc Beverage Group Co. Ltd. Class A (Beverages)	586,164
15,675	Full Truck Alliance Co. Ltd. ADR (Ground Transportation)	178,068

Shares	Description	Value

Common Stocks (continued)

China (continued)
59,300	Fuyao Glass Industry Group Co. Ltd. Class A (Automobile Components)	$474,035
38,300	Fuyao Glass Industry Group Co. Ltd. Class H(a) (Automobile Components)	270,858
40,400	Gambol Pet Group Co. Ltd. Class A (Food Products)	603,274
332,100	Geely Automobile Holdings Ltd. (Automobiles)	697,178
107,600	Giant Biogene Holding Co. Ltd.(a) (Personal Products)	1,111,702
104,900	Hangzhou First Applied Material Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	177,190
197,900	Henan Pinggao Electric Co. Ltd. Class A (Electrical Equipment)	441,976
61,300	Huatai Securities Co. Ltd. Class A (Capital Markets)	135,496
301,150	JD Logistics, Inc.*(a) (Air Freight & Logistics)	472,327
50,800	JD.com, Inc. Class A (Broadline Retail)	827,096
15,660	KE Holdings, Inc. ADR (Real Estate Management & Development)	317,898
74,550	Kingsoft Corp. Ltd. (Entertainment)	371,438
6,000	Laopu Gold Co. Ltd. Class H* (Textiles, Apparel & Luxury Goods)	556,141
484,700	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	560,593
207,050	Meituan Class B*(a) (Hotels, Restaurants & Leisure)	3,428,217
70,800	Midea Group Co. Ltd. Class A (Household Durables)	717,205
61,100	NetEase, Inc. (Entertainment)	1,313,427
1,915	PDD Holdings, Inc. ADR* (Broadline Retail)	202,167
440,850	People’s Insurance Co. Group of China Ltd. Class H (Insurance)	260,902
267,800	Ping An Bank Co. Ltd. Class A (Banks)	402,270
80,700	Pop Mart International Group Ltd.(a) (Specialty Retail)	2,012,758
4,643	Qifu Technology, Inc. ADR (Consumer Finance)	190,502
2,400	Rockchip Electronics Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	56,460
44,500	Sanan Optoelectronics Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	75,244
77,800	Sany Heavy Industry Co. Ltd. Class A (Machinery)	202,518

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks (continued)

China (continued)
214,850	Shandong Weigao Group Medical Polymer Co. Ltd. Class H (Health Care Equipment & Supplies)	$158,143
13,800	Shenzhen Envicool Technology Co. Ltd. Class A (Machinery)	60,429
109,250	Sinopharm Group Co. Ltd. Class H (Health Care Providers & Services)	257,475
191,116	Tencent Holdings Ltd. (Interactive Media & Services)	11,706,035
45,795	Trina Solar Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	82,589
6,210	Trip.com Group Ltd. ADR (Hotels, Restaurants & Leisure)	366,328
8,650	Trip.com Group Ltd. (Hotels, Restaurants & Leisure)	521,083
17,167	Vipshop Holdings Ltd. ADR (Broadline Retail)	233,815
21,364	Weibo Corp. ADR (Interactive Media & Services)	173,048
52,100	Wuliangye Yibin Co. Ltd. Class A (Beverages)	922,590
443,550	Xiaomi Corp. Class B*(a) (Technology Hardware, Storage & Peripherals)	2,839,696
6,000	Yealink Network Technology Corp. Ltd. Class A (Communications Equipment)	27,419
66,500	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (Pharmaceuticals)	131,350
340,500	Zhejiang Zheneng Electric Power Co. Ltd. Class A (Independent Power and Renewable Electricity Producers)	246,032

		48,543,761

Colombia – 0.0%
6,547	Bancolombia SA ADR (Banks)	263,975

Denmark – 0.5%
11,977	Bavarian Nordic AS* (Biotechnology)	284,769
13,914	Carlsberg AS Class B (Beverages)	1,895,833
5,250	NKT AS* (Electrical Equipment)	427,465
64,425	Novo Nordisk AS Class B (Pharmaceuticals)	4,307,553
5,181	Royal Unibrew AS (Beverages)	411,633
2,623	Zealand Pharma AS* (Biotechnology)	185,515

		7,512,768

France – 3.4%
19,904	Air Liquide SA (Chemicals)	4,089,838
188,415	Alstom SA* (Machinery)	4,550,064
29,739	AXA SA (Insurance)	1,406,533

Shares	Description	Value

Common Stocks (continued)

France (continued)
51,833	BNP Paribas SA (Banks)	$4,391,783
23,669	Capgemini SE (IT Services)	3,778,812
43,777	Cie de Saint-Gobain SA (Building Products)	4,759,347
28,131	Cie Generale des Etablissements Michelin SCA (Automobile Components)	1,028,631
22,306	Dassault Systemes SE (Software)	835,943
33,216	Edenred SE (Financial Services)	1,035,906
22,590	Elis SA (Commercial Services & Supplies)	579,864
105,582	Engie SA (Multi-Utilities)	2,182,204
6,061	EssilorLuxottica SA (Health Care Equipment & Supplies)	1,746,495
4,019	Gecina SA (Office REITs)	412,585
21,428	Kering SA (Textiles, Apparel & Luxury Goods)	4,359,583
11,014	Legrand SA (Electrical Equipment)	1,210,437
3,428	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	1,898,870
14,272	Pernod Ricard SA (Beverages)	1,547,020
14,586	Rexel SA (Trading Companies & Distributors)	405,252
10,332	Safran SA (Aerospace & Defense)	2,749,548
18,707	Sanofi SA (Pharmaceuticals)	2,046,393
15,679	Schneider Electric SE (Electrical Equipment)	3,663,332
21,982	Societe Generale SA (Banks)	1,146,119
2,097	Sodexo SA (Hotels, Restaurants & Leisure)	133,111
2,122	Sopra Steria Group (IT Services)	435,092
11,669	Technip Energies NV (Energy Equipment & Services)	398,194
19,220	Vallourec SACA* (Energy Equipment & Services)	355,238
96,900	Worldline SA*(a) (Financial Services)	536,878

		51,683,072

Germany – 2.4%
16,383	Beiersdorf AG (Personal Products)	2,308,332
48,834	Deutsche Bank AG (Capital Markets)	1,280,444
13,094	Deutsche Boerse AG (Capital Markets)	4,217,497
50,917	Deutsche Telekom AG (Diversified Telecommunication Services)	1,828,813
55,399	E.ON SE (Multi-Utilities)	968,906
5,925	Fraport AG Frankfurt Airport Services Worldwide*
	(Transportation Infrastructure)	392,659
4,785	Gerresheimer AG (Life Sciences Tools & Services)	324,651

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks (continued)

Germany (continued)
3,314	Heidelberg Materials AG (Construction Materials)	$662,513
72,391	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	2,397,810
10,594	KION Group AG (Machinery)	450,838
51,994	Lanxess AG (Chemicals)	1,561,067
15,228	Merck KGaA (Pharmaceuticals)	2,120,043
2,726	MTU Aero Engines AG (Aerospace & Defense)	943,484
646	Rheinmetall AG (Aerospace & Defense)	1,100,172
32,811	SAP SE (Software)	9,600,128
3,229	Scout24 SE(a) (Interactive Media & Services)	384,822
52,483	Siemens Energy AG* (Electrical Equipment)	4,050,830
5,018	Stroeer SE & Co. KGaA (Media)	299,632
25,168	TAG Immobilien AG* (Real Estate Management & Development)	409,759
44,569	thyssenkrupp AG (Metals & Mining)	511,129

		35,813,529

Greece – 0.1%
75,250	Alpha Services & Holdings SA (Banks)	183,477
112,850	Eurobank Ergasias Services & Holdings SA (Banks)	320,271
83,705	National Bank of Greece SA (Banks)	888,400
92,396	Piraeus Financial Holdings SA (Banks)	518,899

		1,911,047

Hong Kong – 0.2%
242,700	AIA Group Ltd. (Insurance)	1,818,530
310,550	Kunlun Energy Co. Ltd. (Gas Utilities)	296,009
754,400	Sino Biopharmaceutical Ltd. (Pharmaceuticals)	378,859
180,500	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	259,143

		2,752,541

Hungary – 0.1%

18,766	OTP Bank Nyrt (Banks)	1,386,207

India – 1.9%
9,867	Bajaj Auto Ltd. (Automobiles)	937,434
12,087	Bajaj Finance Ltd. (Consumer Finance)	1,233,315
3,450	Bajaj Holdings & Investment Ltd. (Financial Services)	490,486
94,150	Bank of Baroda (Banks)	278,596

Shares	Description	Value

Common Stocks (continued)

India (continued)
368,708	Bharat Electronics Ltd. (Aerospace & Defense)	$1,371,419
115,800	Bharat Petroleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	424,380
42,718	Bharti Airtel Ltd. (Wireless Telecommunication Services)	942,284
315,050	Canara Bank (Banks)	363,179
14,049	Chambal Fertilisers & Chemicals Ltd. (Chemicals)	115,187
18,300	Cipla Ltd. (Pharmaceuticals)	335,818
150,000	Coal India Ltd. (Oil, Gas & Consumable Fuels)	683,442
850	Coforge Ltd. (IT Services)	73,898
2,950	Colgate-Palmolive India Ltd. (Personal Products)	90,400
7,300	Coromandel International Ltd. (Chemicals)	191,613
4,500	Cummins India Ltd. (Machinery)	154,506
4,927	Divi’s Laboratories Ltd. (Life Sciences Tools & Services)	355,649
3,911	Dixon Technologies India Ltd. (Household Durables)	762,431
56,165	DLF Ltd. (Real Estate Management & Development)	447,994
3,850	Eicher Motors Ltd. (Automobiles)	253,528
73,250	Federal Bank Ltd. (Banks)	170,528
26,150	Fortis Healthcare Ltd. (Health Care Providers & Services)	212,057
13,702	Gujarat Narmada Valley Fertilizers & Chemicals Ltd. (Chemicals)	78,852
97,653	HDFC Bank Ltd. (Banks)	2,218,085
57,600	Hindalco Industries Ltd. (Metals & Mining)	425,719
39,900	Hindustan Petroleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	178,568
64,321	ICICI Bank Ltd. ADR (Banks)	2,158,613
83,267	ICICI Bank Ltd. (Banks)	1,399,658
15,250	ICICI Prudential Life Insurance Co. Ltd.(a) (Insurance)	110,764
24,750	Indian Bank (Banks)	165,419
64,987	Indian Hotels Co. Ltd. (Hotels, Restaurants & Leisure)	604,676
421,850	Indian Oil Corp. Ltd. (Oil, Gas & Consumable Fuels)	687,772
20,238	InterGlobe Aviation Ltd.*(a) (Passenger Airlines)	1,261,056
26,400	Lupin Ltd. (Pharmaceuticals)	656,491
21,305	Mahindra & Mahindra Ltd. (Automobiles)	738,159
7,165	MakeMyTrip Ltd.* (Hotels, Restaurants & Leisure)	751,035
19,000	Marico Ltd. (Food Products)	159,740
41,834	Max Healthcare Institute Ltd. (Health Care Providers & Services)	543,798
1,650	Mphasis Ltd. (IT Services)	48,189

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks (continued)

India (continued)
9,050	Narayana Hrudayalaya Ltd. (Health Care Providers & Services)	$188,264
105,450	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	305,128
17,500	One 97 Communications Ltd.* (Financial Services)	177,928
1,850	Oracle Financial Services Software Ltd. (Software)	191,167
53,900	Paradeep Phosphates Ltd.(a) (Chemicals)	92,085
15,342	PB Fintech Ltd.* (Insurance)	294,787
4,750	PI Industries Ltd. (Chemicals)	204,612
90,756	Power Finance Corp. Ltd. (Financial Services)	439,020
372,300	Punjab National Bank (Banks)	441,440
41,000	Shriram Finance Ltd. (Consumer Finance)	297,115
1,350	Solar Industries India Ltd. (Chemicals)	210,264
24,231	Tata Consultancy Services Ltd. (IT Services)	989,106
9,100	Tata Motors Ltd. (Automobiles)	69,348
8,639	Trent Ltd. (Specialty Retail)	528,052
11,402	TVS Motor Co. Ltd. (Automobiles)	360,322
1,755	UltraTech Cement Ltd. (Construction Materials)	241,843
139,650	Union Bank of India Ltd. (Banks)	207,966
4,700	United Spirits Ltd. (Beverages)	86,912
87,432	Varun Beverages Ltd. (Beverages)	539,795
116,350	Vedanta Ltd. (Metals & Mining)	577,739
75,600	Zydus Lifesciences Ltd. (Pharmaceuticals)	795,935

		29,313,566

Indonesia – 0.0%
1,170,900	Alamtri Resources Indonesia Tbk.
	PT (Oil, Gas & Consumable Fuels)	134,127
525,100	Bank Central Asia Tbk. PT (Banks)	279,157
423,250	Sumber Alfaria Trijaya Tbk. PT (Consumer Staples Distribution &
	Retail)	54,792
156,000	United Tractors Tbk. PT (Oil, Gas
	& Consumable Fuels)	213,192

		681,268

Ireland – 1.7%
10,351	Accenture PLC Class A
	(IT Services)	3,096,502
214,541	AIB Group PLC (Banks)	1,441,943
25,130	Aon PLC Class A (Insurance)	8,915,873
78,178	Experian PLC (Professional Services)	3,889,437
216	ICON PLC* (Life Sciences Tools & Services)	32,711

6,862	Linde PLC (Chemicals)	3,110,064

Shares	Description	Value

Common Stocks (continued)

Ireland (continued)
43,031	Medtronic PLC (Health Care Equipment & Supplies)	$3,647,307
43,924	Ryanair Holdings PLC ADR (Passenger Airlines)	2,102,203

		26,236,040

Israel* – 0.2%
26,748	Cellebrite DI Ltd. (Software)	529,343
6,868	Check Point Software Technologies Ltd. (Software)	1,507,938
1,765	Nova Ltd. (Semiconductors & Semiconductor Equipment)	346,311

		2,383,592

Italy – 0.9%
27,564	Banca Mediolanum SpA (Financial Services)	412,078
3,572	Brunello Cucinelli SpA (Textiles, Apparel & Luxury Goods)	403,277
7,438	Buzzi SpA (Construction Materials)	389,773
234,399	Enel SpA (Electric Utilities)	2,029,780
92,035	Eni SpA (Oil, Gas & Consumable Fuels)	1,318,083
7,372	Ferrari NV (Automobiles)	3,374,760
100,240	Hera SpA (Multi-Utilities)	474,559
371,063	Intesa Sanpaolo SpA (Banks)	1,980,840
40,849	UniCredit SpA (Banks)	2,376,630
13,291	Wizz Air Holdings PLC*(a) (Passenger Airlines)	289,939

		13,049,719

Japan – 4.0%
15,800	ADEKA Corp. (Chemicals)	284,825
23,100	Air Water, Inc. (Chemicals)	315,001
17,131	Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	326,688
13,400	Amano Corp. (Electronic Equipment, Instruments & Components)	390,156
17,300	Asics Corp. (Textiles, Apparel & Luxury Goods)	371,847
10,600	Canon Marketing Japan, Inc. (Electronic Equipment, Instruments & Components)	375,239
37,000	Chiba Bank Ltd. (Banks)	328,985
48,200	Concordia Financial Group Ltd. (Banks)	311,755
15,500	Credit Saison Co. Ltd. (Consumer Finance)	361,970
13,600	Daikin Industries Ltd. (Building Products)	1,549,356
108,600	Denso Corp. (Automobile Components)	1,402,235
87,200	FANUC Corp. (Machinery)	2,213,106

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks (continued)

Japan (continued)
14,200	Food & Life Cos. Ltd. (Hotels, Restaurants & Leisure)	$525,474
59,000	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,208,460
79,900	Fujitsu Ltd. (IT Services)	1,775,015
13,400	Fuso Chemical Co. Ltd. (Chemicals)	325,154
5,400	GMO Payment Gateway, Inc. (Financial Services)	338,220
149,400	Hitachi Ltd. (Industrial Conglomerates)	3,692,498
5,700	Hoya Corp. (Health Care Equipment & Supplies)	670,697
782	Invincible Investment Corp. (Hotel & Resort REITs)	323,207
10,100	Japan Steel Works Ltd. (Machinery)	416,172
7,000	JINS Holdings, Inc. (Specialty Retail)	438,993
18,400	JMDC, Inc. (Health Care Technology)	415,136
60,800	JVCKenwood Corp. (Household Durables)	453,755
16,300	Kajima Corp. (Construction & Engineering)	389,206
15,900	Kamigumi Co. Ltd. (Transportation Infrastructure)	389,225
21,100	Kandenko Co. Ltd. (Construction & Engineering)	418,256
403	KDX Realty Investment Corp. (Diversified REITs)	419,671
16,900	Kinden Corp. (Construction & Engineering)	437,444
12,900	Kose Corp. (Personal Products)	556,389
25,800	Kotobuki Spirits Co. Ltd. (Food Products)	384,017
65,200	Kyocera Corp. (Electronic Equipment, Instruments & Components)	772,733
15,100	Kyushu Railway Co. (Ground Transportation)	390,808
117,500	LY Corp. (Interactive Media & Services)	444,387
83,600	Mebuki Financial Group, Inc. (Banks)	408,480
36,600	Menicon Co. Ltd. (Health Care Equipment & Supplies)	362,135
99,100	Mitsubishi Electric Corp. (Electrical Equipment)	1,917,129
171,900	Mitsubishi Heavy Industries Ltd. (Machinery)	3,388,637
536	Mitsui Fudosan Logistics Park, Inc. (Industrial REITs)	382,574
17,100	Monogatari Corp. (Hotels, Restaurants & Leisure)	445,857

Shares	Description	Value

Common Stocks (continued)

Japan (continued)
89,500	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	$1,275,067
17,100	Nifco, Inc. (Automobile Components)	424,009
40,100	Nintendo Co. Ltd. (Entertainment)	3,329,102
28,100	NOF Corp. (Chemicals)	422,985
80,800	Olympus Corp. (Health Care Equipment & Supplies)	1,058,722
8,000	Organo Corp. (Machinery)	382,951
284,200	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)	3,335,160
8,900	Sankyu, Inc. (Air Freight & Logistics)	389,517
5,200	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	345,784
111,400	Seven & i Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	1,639,877
60,200	Shin-Etsu Chemical Co. Ltd. (Chemicals)	1,831,974
8,700	SMC Corp. (Machinery)	2,815,676
17,800	Sojitz Corp. (Trading Companies & Distributors)	421,109
66,400	Sompo Holdings, Inc. (Insurance)	2,176,001
110,000	Sony Group Corp. (Household Durables)	2,902,106
63,700	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,519,704
14,700	Sumitomo Osaka Cement Co. Ltd. (Construction Materials)	401,436
7,100	SWCC Corp. (Electrical Equipment)	322,642
18,100	TechnoPro Holdings, Inc. (Professional Services)	403,623
64,600	Terumo Corp. (Health Care Equipment & Supplies)	1,236,491
12,300	TIS, Inc. (IT Services)	355,017
56,100	Tohoku Electric Power Co., Inc. (Electric Utilities)	403,166
21,400	Tokyo Tatemono Co. Ltd. (Real Estate Management & Development)	383,666
6,300	Toyo Suisan Kaisha Ltd. (Food Products)	407,268
29,400	U-Next Holdings Co. Ltd. (Diversified Telecommunication Services)	420,724
16,600	Yamazaki Baking Co. Ltd. (Food Products)	397,380
111,900	ZOZO, Inc. (Specialty Retail)	1,136,399

		60,458,448

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks (continued)

Jordan – 0.0%
13,111	Hikma Pharmaceuticals PLC (Pharmaceuticals)	$347,436

Luxembourg – 0.1%
47,086	ArcelorMittal SA (Metals & Mining)	1,392,414

Macau – 0.0%
298,000	MGM China Holdings Ltd. (Hotels, Restaurants & Leisure)	386,183

Malaysia – 0.1%
125,800	AMMB Holdings Bhd. (Banks)	150,509
35,550	MISC Bhd. (Marine Transportation)	61,817
475,993	RHB Bank Bhd. (Banks)	734,201
73,150	Telekom Malaysia Bhd. (Diversified Telecommunication Services)	115,283
85,250	Tenaga Nasional Bhd. (Electric Utilities)	274,176

		1,335,986

Mexico – 0.1%
3,276	Coca-Cola Femsa SAB de CV ADR (Beverages)	308,370
14,050	Gruma SAB de CV Class B (Food Products)	268,498
6,050	Grupo Aeroportuario del Sureste SAB de CV Class B (Transportation Infrastructure)	191,648
2,405	Southern Copper Corp. (Metals & Mining)	215,296
7,080	Vista Energy SAB de CV ADR* (Oil, Gas & Consumable Fuels)	319,803

		1,303,615

Netherlands – 1.3%
1,408	Adyen NV*(a) (Financial Services)	2,278,444
45,466	Akzo Nobel NV (Chemicals)	2,870,475
3,442	Argenx SE ADR* (Biotechnology)	2,220,572
2,840	ASM International NV (Semiconductors & Semiconductor Equipment)	1,388,155
4,132	ASML Holding NV (Semiconductors & Semiconductor Equipment)	2,760,507
6,896	ASR Nederland NV (Insurance)	435,129
17,695	Heineken NV (Beverages)	1,583,971
158,818	ING Groep NV (Banks)	3,084,137
81,387	Koninklijke Philips NV* (Health Care Equipment & Supplies)	2,065,587
16,165	SBM Offshore NV (Energy Equipment & Services)	339,854

		19,026,831

Shares	Description	Value

Common Stocks (continued)

Norway – 0.0%
86,612	Var Energi ASA (Oil, Gas & Consumable Fuels)	$238,158

Philippines – 0.0%
21,950	International Container Terminal Services, Inc. (Transportation Infrastructure)	134,250

Poland – 0.1%
4,400	Bank Polska Kasa Opieki SA* (Banks)	220,535
800	CD Projekt SA (Entertainment)	49,536
40,600	PGE Polska Grupa Energetyczna SA* (Electric Utilities)	88,675
32,000	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	615,230
3,150	Powszechny Zaklad Ubezpieczen SA (Insurance)	49,143
1,150	Santander Bank Polska SA (Banks)	176,879

		1,199,998

Portugal – 0.1%
683,602	Banco Comercial Portugues SA Class R (Banks)	437,231
62,543	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	969,027

		1,406,258

Romania – 0.0%
9,650	NEPI Rockcastle NV (Real Estate Management & Development)	73,984

Russia(b) – 0.0%
61,284	Gazprom PJSC (Oil, Gas & Consumable Fuels)	—
5,200	LUKOIL PJSC ADR* (Oil, Gas & Consumable Fuels)	—
2,390	Magnit PJSC (Consumer Staples Distribution & Retail)	—
3,393	Novolipetsk Steel PJSC GDR* (Metals & Mining)	—
5,614	PhosAgro PJSC GDR* (Chemicals)	—
36	PhosAgro PJSC* (Chemicals)	—
19,000	Surgutneftegas PJSC ADR* (Oil, Gas & Consumable Fuels)	—
23,847	VTB Bank PJSC GDR* (Banks)	—

		—

Singapore – 0.6%
46,850	DBS Group Holdings Ltd. (Banks)	1,522,118
40,300	Grab Holdings Ltd. Class A* (Ground Transportation)	196,664
237,100	Keppel DC REIT (Specialized REITs)	392,269
36,116	Sea Ltd. ADR* (Entertainment)	4,841,350
73,300	Sembcorp Industries Ltd. (Multi-Utilities)	370,764

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks (continued)

Singapore (continued)
40,800	United Overseas Bank Ltd. (Banks)	$1,083,600

		8,406,765

South Africa – 0.2%
7,065	Capitec Bank Holdings Ltd. (Banks)	1,311,308
47,954	Clicks Group Ltd. (Consumer Staples Distribution & Retail)	1,019,882
3,585	Gold Fields Ltd. ADR (Metals & Mining)	80,806
17,585	Harmony Gold Mining Co. Ltd. ADR (Metals & Mining)	279,777
35,515	Investec Ltd. (Capital Markets)	221,652
94,600	MTN Group Ltd. (Wireless Telecommunication Services)	626,093

		3,539,518

South Korea – 1.7%
1,574	Chong Kun Dang Pharmaceutical Corp. (Pharmaceuticals)	90,112
2,000	CJ CheilJedang Corp. (Food Products)	336,371
200,743	Coupang, Inc.* (Broadline Retail)	4,691,364
2,650	DB Insurance Co. Ltd. (Insurance)	170,727
2,400	GS Holdings Corp. (Industrial Conglomerates)	65,259
3,800	Hana Financial Group, Inc. (Banks)	172,330
6,150	Hankook Tire & Technology Co. Ltd. (Automobile Components)	178,632
2,415	Hanwha Aerospace Co. Ltd. (Aerospace & Defense)	1,357,239
34,550	Hanwha Life Insurance Co. Ltd.* (Insurance)	64,449
2,450	HD Hyundai Co. Ltd. (Oil, Gas & Consumable Fuels)	135,497
1,809	HD Hyundai Electric Co. Ltd. (Electrical Equipment)	393,683
3,928	HD Hyundai Heavy Industries Co. Ltd. (Machinery)	1,110,953
4,004	HD Hyundai Marine Solution Co. Ltd. (Machinery)	432,460
550	HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (Machinery)	105,213
5,500	Hyundai Motor Co. (Automobiles)	736,997
3,000	Hyundai Rotem Co. Ltd. (Machinery)	236,457
15,662	KB Financial Group, Inc. (Banks)	989,818
950	KCC Corp. (Chemicals)	166,826
14,871	Kia Corp. (Automobiles)	945,101
5,100	Korea Electric Power Corp. (Electric Utilities)	91,979
9,500	Korea Gas Corp. (Gas Utilities)	258,799
4,400	Korea Investment Holdings Co. Ltd. (Capital Markets)	256,894
800	Krafton, Inc.* (Entertainment)	209,442

Shares	Description	Value

Common Stocks (continued)

South Korea (continued)
6,866	KT Corp. ADR (Diversified Telecommunication Services)	$133,612
8,350	KT Corp. (Diversified Telecommunication Services)	305,132
1,256	Samsung Biologics Co. Ltd.*(a) (Life Sciences Tools & Services)	929,526
14,050	Samsung E&A Co. Ltd. (Construction & Engineering)	189,975
67,116	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	2,618,701
4,194	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	4,083,860
1,442	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	380,439
100	Samyang Foods Co. Ltd. (Food Products)	68,254
30,185	Shinhan Financial Group Co. Ltd. (Banks)	1,090,885
13,357	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	1,666,594
1	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	66
950	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	36,296
41,505	Woori Financial Group, Inc. (Banks)	516,843

		25,216,785

Spain – 0.2%
28,079	Amadeus IT Group SA (Hotels, Restaurants & Leisure)	2,210,182
4,578	Laboratorios Farmaceuticos Rovi SA (Pharmaceuticals)	268,385

		2,478,567

Sweden – 0.1%
120,517	Electrolux AB Class B* (Household Durables)	752,380
17,499	Mildef Group AB (Aerospace & Defense)	471,988
26,553	Securitas AB Class B (Commercial Services & Supplies)	420,779
10,471	Trelleborg AB Class B (Machinery)	361,057

		2,006,204

Switzerland – 1.0%
159,408	Aryzta AG* (Food Products)	399,821
16,895	Cie Financiere Richemont SA Class A (Textiles, Apparel & Luxury Goods)	2,985,434
18,515	Julius Baer Group Ltd. (Capital Markets)	1,200,662
24,255	Novartis AG (Pharmaceuticals)	2,766,458

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks (continued)

Switzerland (continued)
3,094	PSP Swiss Property AG (Real Estate Management & Development)	$550,950
1,073	Sika AG (Chemicals)	268,151
2,508	Sonova Holding AG (Health Care Equipment & Supplies)	770,994
103,646	UBS Group AG (Capital Markets)	3,146,212
3,139	Zurich Insurance Group AG (Insurance)	2,226,400

		14,315,082

Taiwan – 2.4%
33,600	Accton Technology Corp. (Communications Equipment)	625,844
1,650	Advanced Energy Solution Holding Co. Ltd. (Electrical Equipment)	44,048
119,150	AUO Corp. (Electronic Equipment, Instruments & Components)	45,843
621,750	Cathay Financial Holding Co. Ltd. (Insurance)	1,145,580
531,400	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	457,893
107,150	CTBC Financial Holding Co. Ltd. (Banks)	132,035
33,600	E Ink Holdings, Inc. (Electronic Equipment, Instruments & Components)	234,716
448,700	Fubon Financial Holding Co. Ltd. (Insurance)	1,189,248
22,219	Himax Technologies, Inc. ADR (Semiconductors & Semiconductor Equipment)	157,199
90,000	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	400,977
868,500	Innolux Corp. (Electronic Equipment, Instruments & Components)	371,943
5,500	International Games System Co. Ltd. (Entertainment)	142,592
70,050	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	2,976,639
170,050	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	432,058
6,400	PharmaEssentia Corp.* (Biotechnology)	105,222
200,750	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	206,726
4,600	Raydium Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	46,778
34,800	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	572,080

Shares	Description	Value

Common Stocks (continued)

Taiwan (continued)
3,582	Silicon Motion Technology Corp. ADR (Semiconductors & Semiconductor Equipment)	$177,309
112,800	TA Chen Stainless Pipe (Metals & Mining)	148,259
399,410	Taiwan Business Bank (Banks)	176,894
521,705	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	14,782,277
64,841	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	10,808,346

		35,380,506

Thailand – 0.2%
45,600	Advanced Info Service PCL NVDR (Wireless Telecommunication Services)	402,223
189,350	Bangkok Bank PCL (Banks)	793,057
638,850	Charoen Pokphand Foods PCL (Food Products)	506,022
788,800	Krung Thai Bank PCL (Banks)	514,737
187,300	Thai Oil PCL (Oil, Gas & Consumable Fuels)	149,832
7,974,650	TMBThanachart Bank PCL (Banks)	436,841

		2,802,712

Turkey – 0.1%
103,487	Aselsan Elektronik Sanayi Ve Ticaret AS (Aerospace & Defense)	364,572
319,350	Oyak Cimento Fabrikalari AS* (Construction Materials)	195,483
75,200	Pegasus Hava Tasimaciligi AS* (Passenger Airlines)	437,344
24,800	Turkiye Petrol Rafinerileri AS (Oil, Gas & Consumable Fuels)	80,608

		1,078,007

United Arab Emirates – 0.3%
122,322	Abu Dhabi Commercial Bank PJSC (Banks)	387,620
208,300	ADNOC Drilling Co. PJSC (Energy Equipment & Services)	277,909
296,430	Aldar Properties PJSC (Real Estate Management & Development)	667,547
688,870	Emaar Properties PJSC (Real Estate Management & Development)	2,461,506
64,250	Emirates NBD Bank PJSC (Banks)	359,574

		4,154,156

United Kingdom – 4.7%
56,060	3i Group PLC (Capital Markets)	3,178,099
6,202	4imprint Group PLC (Media)	284,075

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks (continued)

United Kingdom (continued)
13,150	Anglogold Ashanti PLC (Metals & Mining)	$547,461
35,313	AstraZeneca PLC (Pharmaceuticals)	5,059,181
88,792	B&M European Value Retail SA (Broadline Retail)	399,331
71,371	Balfour Beatty PLC (Construction & Engineering)	436,532
1,003,317	Barclays PLC (Banks)	3,996,855
46,040	Beazley PLC (Insurance)	545,513
12,028	Bellway PLC (Household Durables)	431,826
17,482	Berkeley Group Holdings PLC (Household Durables)	974,504
534,821	BP PLC (Oil, Gas & Consumable Fuels)	2,469,478
72,130	Breedon Group PLC (Construction Materials)	413,926
28,321	British American Tobacco PLC (Tobacco)	1,233,616
105,435	British Land Co. PLC (Diversified REITs)	554,679
150,376	Compass Group PLC (Hotels, Restaurants & Leisure)	5,069,900
12,918	Computacenter PLC (IT Services)	417,814
131,905	ConvaTec Group PLC(a) (Health Care Equipment & Supplies)	458,589
6,465	Cranswick PLC (Food Products)	447,448
122,845	Diageo PLC (Beverages)	3,449,535
13,885	Endava PLC ADR* (IT Services)	252,846
4	Flutter Entertainment PLC* (Hotels, Restaurants & Leisure)	964
19,653	Gamma Communications PLC (Diversified Telecommunication Services)	349,396
109,677	GSK PLC (Pharmaceuticals)	2,169,707
35,584	IG Group Holdings PLC (Capital Markets)	507,178
19,568	IMI PLC (Machinery)	464,404
18,266	Intermediate Capital Group PLC (Capital Markets)	459,463
22,903	JET2 PLC (Passenger Airlines)	484,661
244,151	Kingfisher PLC (Specialty Retail)	938,393
284,144	Legal & General Group PLC (Insurance)	894,793
13,748	London Stock Exchange Group PLC (Capital Markets)	2,140,721
166,752	Man Group PLC (Capital Markets)	363,963
306,077	NatWest Group PLC (Banks)	1,968,775
13,832	Nomad Foods Ltd. (Food Products)	276,502
291,084	Prudential PLC (Insurance)	3,095,030
62,836	Reckitt Benckiser Group PLC (Household Products)	4,055,846
73,659	RELX PLC (Professional Services)	4,016,783
15,291	Rio Tinto PLC (Metals & Mining)	911,182
1,053,916	Rolls-Royce Holdings PLC (Aerospace & Defense)	10,668,234

Shares	Description	Value

Common Stocks (continued)

United Kingdom (continued)
109,559	Segro PLC REIT (Industrial REITs)	$996,620
83,663	Smith & Nephew PLC (Health Care Equipment & Supplies)	1,177,354
6,749	Smiths Group PLC (Industrial Conglomerates)	168,182
71,784	Standard Chartered PLC (Banks)	1,033,923
274,487	Tesco PLC (Consumer Staples Distribution & Retail)	1,358,437
193,742	Tritax Big Box REIT PLC (Industrial REITs)	370,606
15,589	Weir Group PLC (Machinery)	469,907
77,523	WH Smith PLC (Specialty Retail)	938,114
9,018	Whitbread PLC (Hotels, Restaurants & Leisure)	313,204

		71,213,550

United States – 47.8%
82,623	Abbott Laboratories (Health Care Equipment & Supplies)	10,802,957
2,131	Abercrombie & Fitch Co. Class A* (Specialty Retail)	147,934
5,149	ABM Industries, Inc. (Commercial Services & Supplies)	250,962
4,010	Academy Sports & Outdoors, Inc. (Specialty Retail)	151,097
2,140	Addus HomeCare Corp.* (Health Care Providers & Services)	223,737
22,589	Adeia, Inc. (Software)	278,071
11,594	Adobe, Inc.* (Software)	4,347,518
3,474	Adtalem Global Education, Inc.* (Diversified Consumer Services)	368,939
5,019	Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	488,901
19,697	Affirm Holdings, Inc.* (Financial Services)	980,123
13,176	Agios Pharmaceuticals, Inc.* (Biotechnology)	391,195
399,295	AGNC Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	3,525,775
8,126	Agree Realty Corp. (Retail REITs)	630,659
20,040	Alkami Technology, Inc.* (Software)	534,868
127,884	Alphabet, Inc. Class A (Interactive Media & Services)	20,307,979
145,891	Amazon.com, Inc.* (Broadline Retail)	26,905,218
140,355	American International Group, Inc. (Insurance)	11,441,740
13,712	Ameris Bancorp (Banks)	803,523
73,923	Amphenol Corp. Class A (Electronic Equipment, Instruments & Components)	5,688,375
3,213	Appfolio, Inc. Class A* (Software)	663,549

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks (continued)

United States (continued)
71,180	Apple, Inc. (Technology Hardware, Storage & Peripherals)	$15,125,750
9,441	AppLovin Corp. Class A* (Software)	2,542,556
9,443	Archrock, Inc. (Energy Equipment & Services)	222,194
25,749	Arcutis Biotherapeutics, Inc.* (Biotechnology)	383,918
9,673	ARES Management Corp. Class A (Capital Markets)	1,475,423
1,722	Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	191,762
18,662	Artivion, Inc.* (Health Care Equipment & Supplies)	442,103
2,454	Asbury Automotive Group, Inc.* (Specialty Retail)	535,316
6,532	Atlassian Corp. Class A* (Software)	1,491,321
5,198	Atmus Filtration Technologies, Inc. (Machinery)	180,215
18,549	AtriCure, Inc.* (Health Care Equipment & Supplies)	554,801
51,000	Aurora Innovation, Inc.* (Software)	369,240
18,720	Avient Corp. (Chemicals)	623,563
5,135	Avnet, Inc. (Electronic Equipment, Instruments & Components)	241,294
2,556	Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	125,193
2,708	Axos Financial, Inc.* (Banks)	171,904
7,401	Azenta, Inc.* (Life Sciences Tools & Services)	194,942
2,181	AZZ, Inc. (Building Products)	189,224
4,562	Balchem Corp. (Chemicals)	714,181
19,366	Baldwin Insurance Group, Inc.* (Insurance)	806,013
159,674	Bank of America Corp. (Banks)	6,367,799
5,310	BankUnited, Inc. (Banks)	173,690
3,621	Bath & Body Works, Inc. (Specialty Retail)	110,477
9,139	Beazer Homes USA, Inc.* (Household Durables)	178,759
38,716	Becton Dickinson & Co. (Health Care Equipment & Supplies)	8,017,696
2,522	Belden, Inc. (Electronic Equipment, Instruments & Components)	260,043
1,908	BellRing Brands, Inc.* (Personal Products)	147,183
3,816	Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	124,134
37,625	Berkshire Hathaway, Inc. Class B* (Financial Services)	20,063,531
37,633	BGC Group, Inc. Class A (Capital Markets)	340,955

Shares	Description	Value

Common Stocks (continued)

United States (continued)
48,150	BioCryst Pharmaceuticals, Inc.* (Biotechnology)	$426,127
77,493	Block, Inc.* (Financial Services)	4,531,016
14,272	Boeing Co.* (Aerospace & Defense)	2,615,201
942	Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	4,803,522
4,563	Boot Barn Holdings, Inc.* (Specialty Retail)	476,103
4,337	Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	299,860
2,764	Brady Corp. Class A (Commercial Services & Supplies)	194,282
2,984	Brink’s Co. (Commercial Services & Supplies)	266,292
36,196	Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	6,966,644
29,720	Builders FirstSource, Inc.* (Building Products)	3,555,404
7,532	Byline Bancorp, Inc. (Banks)	192,367
5,004	Cadence Bank (Banks)	146,417
13,759	Cadre Holdings, Inc. (Aerospace & Defense)	401,075
40,237	Capital One Financial Corp. (Consumer Finance)	7,253,122
5,634	Cargurus, Inc.* (Interactive Media & Services)	157,527
93,287	CarMax, Inc.* (Specialty Retail)	6,032,870
88,207	Carnival Corp.* (Hotels, Restaurants & Leisure)	1,617,716
9,230	Catalyst Pharmaceuticals, Inc.* (Biotechnology)	224,197
12,130	Caterpillar, Inc. (Machinery)	3,751,445
13,202	Cathay General Bancorp (Banks)	550,391
12,531	CBIZ, Inc.* (Professional Services)	853,361
24,128	Central Garden & Pet Co. Class A* (Household Products)	713,465
9,921	Champion Homes, Inc.* (Household Durables)	858,166
13,724	Charles Schwab Corp. (Capital Markets)	1,117,134
3,528	Chart Industries, Inc.* (Machinery)	476,209
54,693	Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	2,763,090
4,991	Chord Energy Corp. (Oil, Gas & Consumable Fuels)	450,338
10,709	Cigna Group (Health Care Providers & Services)	3,641,488
1,404	Coca-Cola Consolidated, Inc. (Beverages)	1,903,557
6,613	Cohen & Steers, Inc. (Capital Markets)	504,704
77,893	Colgate-Palmolive Co. (Household Products)	7,180,956

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks (continued)

United States (continued)
9,442	Columbia Banking System, Inc. (Banks)	$211,690
4,441	Concentrix Corp. (Professional Services)	226,757
85,717	ConocoPhillips (Oil, Gas & Consumable Fuels)	7,639,099
8,315	Cousins Properties, Inc. (Office REITs)	228,995
12,142	Crinetics Pharmaceuticals, Inc.* (Biotechnology)	405,421
8,582	Danaher Corp. (Life Sciences Tools & Services)	1,710,650
10,808	Dayforce, Inc.* (Professional Services)	625,459
6,974	Deere & Co. (Machinery)	3,232,867
40,711	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	5,374,259
3,780	DoorDash, Inc. Class A* (Hotels, Restaurants & Leisure)	729,124
7,005	Ducommun, Inc.* (Aerospace & Defense)	401,527
22,155	Dynatrace, Inc.* (Software)	1,040,620
1,915	elf Beauty, Inc.* (Personal Products)	118,481
8,194	Eli Lilly & Co. (Pharmaceuticals)	7,365,996
3,764	Employers Holdings, Inc. (Insurance)	182,893
7,277	Enact Holdings, Inc. (Financial Services)	260,444
13,050	Enerpac Tool Group Corp. (Machinery)	526,828
2,963	EnerSys (Electrical Equipment)	256,596
42,663	Entegris, Inc. (Semiconductors & Semiconductor Equipment)	3,375,497
10,068	Equifax, Inc. (Professional Services)	2,618,989
8,034	Essent Group Ltd. (Financial Services)	457,376
869	Evercore, Inc. Class A (Capital Markets)	178,397
57,196	Expand Energy Corp. (Oil, Gas & Consumable Fuels)	5,942,664
25,648	Extra Space Storage, Inc. (Specialized REITs)	3,757,945
36,200	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	3,823,806
14,048	EZCORP, Inc. Class A* (Consumer Finance)	229,966
1,104	Fair Isaac Corp.* (Software)	2,196,607
3,561	Federal Agricultural Mortgage Corp. Class C (Financial Services)	624,350
30,938	Ferguson Enterprises, Inc. (Trading Companies & Distributors)	5,248,941
17,772	First Advantage Corp.* (Professional Services)	250,585

Shares	Description	Value

Common Stocks (continued)

United States (continued)
4,683	First American Financial Corp. (Insurance)	$284,773
2,906	First Industrial Realty Trust, Inc. (Industrial REITs)	138,267
34,338	First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	606,409
4,704	FirstCash Holdings, Inc. (Consumer Finance)	630,148
28,946	Fiserv, Inc.* (Financial Services)	5,342,563
11,032	Frontdoor, Inc.* (Diversified Consumer Services)	453,526
1,553	FTI Consulting, Inc.* (Professional Services)	258,233
22,115	Gates Industrial Corp. PLC* (Machinery)	418,416
77,133	General Mills, Inc. (Food Products)	4,376,526
103,609	General Motors Co. (Automobiles)	4,687,271
7,777	Glacier Bancorp, Inc. (Banks)	316,991
11,818	Globus Medical, Inc. Class A* (Health Care Equipment & Supplies)	848,178
7,277	Grand Canyon Education, Inc.* (Diversified Consumer Services)	1,297,998
4,581	Granite Construction, Inc. (Construction & Engineering)	372,389
4,656	Griffon Corp. (Building Products)	317,120
792	Group 1 Automotive, Inc. (Specialty Retail)	319,675
4,791	Hackett Group, Inc. (IT Services)	122,362
4,136	Haemonetics Corp.* (Health Care Equipment & Supplies)	260,651
13,003	Halozyme Therapeutics, Inc.* (Biotechnology)	798,644
5,864	Hancock Whitney Corp. (Banks)	305,456
22,164	Hartford Insurance Group, Inc. (Insurance)	2,718,858
14,965	HCA Healthcare, Inc. (Health Care Providers & Services)	5,164,122
8,514	HealthEquity, Inc.* (Health Care Providers & Services)	729,820
11,674	Heritage Commerce Corp. (Banks)	105,533
58,986	Hillman Solutions Corp.* (Machinery)	412,312
5,634	Home BancShares, Inc. (Banks)	156,344
18,350	Horace Mann Educators Corp. (Insurance)	762,259
5,342	Houlihan Lokey, Inc. (Capital Markets)	865,831
25,181	Howmet Aerospace, Inc. (Aerospace & Defense)	3,489,583
9,645	HubSpot, Inc.* (Software)	5,897,917
1,704	Huron Consulting Group, Inc.* (Professional Services)	229,682
1,687	ICU Medical, Inc.* (Health Care Equipment & Supplies)	230,427

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks (continued)

United States (continued)
5,208	IDACORP, Inc. (Electric Utilities)	$615,013
27,755	Independence Realty Trust, Inc. (Residential REITs)	539,280
7,430	Independent Bank Corp. (Banks)	439,039
27,088	Ingersoll Rand, Inc. (Machinery)	2,043,248
1,963	Ingredion, Inc. (Food Products)	260,726
9,797	Insmed, Inc.* (Biotechnology)	705,384
872	Installed Building Products, Inc. (Household Durables)	144,604
18,589	Intapp, Inc.* (Software)	1,008,639
54,190	Intercontinental Exchange, Inc. (Capital Markets)	9,102,294
2,860	InterDigital, Inc. (Software)	574,860
79,121	International Paper Co. (Containers & Packaging)	3,614,247
14,127	Intuit, Inc. (Software)	8,864,269
12,239	Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	6,312,876
4,640	ITT, Inc. (Machinery)	635,773
27,771	Janus International Group, Inc.* (Building Products)	191,064
81,250	JBS SA (Food Products)	631,085
28,455	JPMorgan Chase & Co. (Banks)	6,960,662
4,125	KBR, Inc. (Professional Services)	217,841
14,434	Kelly Services, Inc. Class A (Professional Services)	166,713
5,153	Kemper Corp. (Insurance)	304,645
246,650	KeyCorp (Banks)	3,660,286
2,056	Knife River Corp.* (Construction Materials)	191,989
15,982	L3Harris Technologies, Inc. (Aerospace & Defense)	3,516,360
23,877	Labcorp Holdings, Inc. (Health Care Providers & Services)	5,754,596
3,349	Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	349,435
18,097	Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	885,486
17,871	Laureate Education, Inc.* (Diversified Consumer Services)	358,671
9,271	La-Z-Boy, Inc. (Household Durables)	366,205
1,666	LCI Industries (Automobile Components)	128,415
5,495	Legend Biotech Corp. ADR* (Biotechnology)	192,050
8,025	LiveRamp Holdings, Inc.* (Software)	209,934
19,434	Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	5,262,144
9,623	MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	998,386

Shares	Description	Value

Common Stocks (continued)

United States (continued)
36,823	Magnite, Inc.* (Media)	$437,825
33,913	Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)	696,234
9,088	Martin Marietta Materials, Inc. (Construction Materials)	4,761,930
8,469	Masterbrand, Inc.* (Building Products)	102,898
18,412	Mastercard, Inc. Class A (Financial Services)	10,090,881
14,965	Matador Resources Co. (Oil, Gas & Consumable Fuels)	591,716
2,032	Matson, Inc. (Marine Transportation)	221,671
2,488	Maximus, Inc. (Professional Services)	166,596
2,113	Medpace Holdings, Inc.* (Life Sciences Tools & Services)	651,628
3,347	Meritage Homes Corp. (Household Durables)	228,065
35,560	Meta Platforms, Inc. Class A (Interactive Media & Services)	19,522,440
62,104	MetLife, Inc. (Insurance)	4,680,778
88,663	Microsoft Corp. (Software)	35,044,938
9,757	Minerals Technologies, Inc. (Chemicals)	503,364
7,117	Monday.com Ltd.* (Software)	1,999,806
116,200	Mondelez International, Inc. Class A (Food Products)	7,916,706
8,400	Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	4,982,040
13,150	Motorola Solutions, Inc. (Communications Equipment)	5,791,128
38,920	Nasdaq, Inc. (Capital Markets)	2,966,093
11,565	Natera, Inc.* (Biotechnology)	1,745,505
6,873	National Health Investors, Inc. (Health Care REITs)	520,080
29,249	Nestle SA (Food Products)	3,113,187
5,972	Netflix, Inc.* (Entertainment)	6,758,632
1,455	Nicolet Bankshares, Inc. (Banks)	169,959
2,308	Northeast Bank (Banks)	191,149
13,644	Northwestern Energy Group, Inc. (Multi-Utilities)	794,490
5,657	Novanta, Inc.* (Electronic Equipment, Instruments & Components)	672,391
26,106	Nucor Corp. (Metals & Mining)	3,116,273
237,919	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	25,914,137
514	NVR, Inc.* (Household Durables)	3,662,635
28,225	OceanFirst Financial Corp. (Banks)	467,406
3,578	OGE Energy Corp. (Electric Utilities)	162,370
14,277	Old National Bancorp (Banks)	293,963

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks (continued)

United States (continued)
5,624	Option Care Health, Inc.* (Health Care Providers & Services)	$181,711
4,628	O’Reilly Automotive, Inc.* (Specialty Retail)	6,549,546
1,020	OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	208,835
6,163	Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	299,522
22,126	Pacific Premier Bancorp, Inc. (Banks)	450,043
6,716	PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	392,214
7,923	Patrick Industries, Inc. (Automobile Components)	609,913
5,663	Peapack-Gladstone Financial Corp. (Banks)	156,752
14,165	Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	182,445
3,897	PennyMac Financial Services, Inc. (Financial Services)	379,724
12,566	PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts (REITs))	161,347
13,611	Perdoceo Education Corp. (Diversified Consumer Services)	341,908
19,745	Perella Weinberg Partners (Capital Markets)	339,022
252,138	Pfizer, Inc. (Pharmaceuticals)	6,154,689
10,368	Philip Morris International, Inc. (Tobacco)	1,776,660
7,841	Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	143,255
23,409	Phreesia, Inc.* (Health Care Technology)	584,289
3,979	Preferred Bank (Banks)	317,763
3,005	PriceSmart, Inc. (Consumer Staples Distribution & Retail)	304,977
17,218	Primoris Services Corp. (Construction & Engineering)	1,032,563
20,581	Qiagen NV* (Life Sciences Tools & Services)	883,248
1,794	Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	128,576
3,590	RBC Bearings, Inc.* (Machinery)	1,179,566
28,214	Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	175,209
32,453	Regal Rexnord Corp. (Electrical Equipment)	3,434,826
10,125	Revolve Group, Inc.* (Specialty Retail)	201,285
19,014	Roche Holding AG (Pharmaceuticals)	6,217,319

Shares	Description	Value

Common Stocks (continued)

United States (continued)
6,226	Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	$547,577
840	Saia, Inc.* (Ground Transportation)	204,960
18,737	Salesforce, Inc. (Software)	5,034,819
20,205	SBA Communications Corp. (Specialized REITs)	4,917,897
39,774	Schlumberger NV (Energy Equipment & Services)	1,322,485
11,445	Schneider National, Inc. Class B (Ground Transportation)	245,953
21,531	Seacoast Banking Corp. of Florida (Banks)	510,500
8,125	Sensata Technologies Holding PLC (Electrical Equipment)	173,875
15,150	ServiceNow, Inc.* (Software)	14,468,401
10,300	Sherwin-Williams Co. (Chemicals)	3,635,076
1,420	Shift4 Payments, Inc. Class A* (Financial Services)	116,156
16,651	Silgan Holdings, Inc. (Containers & Packaging)	860,024
585	Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	59,530
6,832	Simply Good Foods Co.* (Food Products)	246,704
23,098	SLM Corp. (Consumer Finance)	667,763
19,236	Smurfit WestRock PLC (Containers & Packaging)	808,297
10,000	Solaris Energy Infrastructure, Inc. (Energy Equipment & Services)	211,400
17,805	Spotify Technology SA* (Entertainment)	10,931,914
11,572	SpringWorks Therapeutics, Inc.* (Biotechnology)	535,784
7,202	SPX Technologies, Inc.* (Machinery)	966,148
60,100	SS&C Technologies Holdings, Inc. (Professional Services)	4,543,560
24,893	STAG Industrial, Inc. (Industrial REITs)	822,216
25,025	Stagwell, Inc.* (Media)	139,640
39,660	Starbucks Corp. (Hotels, Restaurants & Leisure)	3,174,783
7,367	Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	141,373
6,978	STERIS PLC (Health Care Equipment & Supplies)	1,568,236
7,371	Sterling Infrastructure, Inc.* (Construction & Engineering)	1,101,449
8,357	Stifel Financial Corp. (Capital Markets)	716,111
4,280	StoneX Group, Inc.* (Capital Markets)	379,058

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks (continued)

United States (continued)
9,854	Stryker Corp. (Health Care Equipment & Supplies)	$3,684,608
22,211	Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	721,413
98,833	Sysco Corp. (Consumer Staples Distribution & Retail)	7,056,676
24,406	Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	411,241
35,979	Target Corp. (Consumer Staples Distribution & Retail)	3,479,169
4,222	Taylor Morrison Home Corp.* (Household Durables)	242,132
18,966	TEGNA, Inc. (Media)	307,818
5,557	Texas Capital Bancshares, Inc.* (Banks)	378,710
51,527	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	8,246,896
4,858	Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	806,234
12,918	Thermon Group Holdings, Inc.* (Electrical Equipment)	338,839
15,695	TopBuild Corp.* (Household Durables)	4,641,953
10,795	Tradeweb Markets, Inc. Class A (Capital Markets)	1,492,948
17,624	Tri Pointe Homes, Inc.* (Household Durables)	541,938
5,883	U.S. Physical Therapy, Inc. (Health Care Providers & Services)	418,340
7,588	UFP Industries, Inc. (Building Products)	750,074
8,137	Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	152,203
6,564	UMB Financial Corp. (Banks)	620,757
19,731	Under Armour, Inc. Class A* (Textiles, Apparel & Luxury Goods)	112,861
27,930	Union Pacific Corp. (Ground Transportation)	6,023,384
13,395	United Therapeutics Corp.* (Biotechnology)	4,059,891
12,541	UnitedHealth Group, Inc. (Health Care Providers & Services)	5,159,869
4,095	Universal Corp. (Tobacco)	238,616
2,424	Urban Outfitters, Inc.* (Specialty Retail)	127,939
49,026	Utz Brands, Inc. (Food Products)	651,556
17,903	Veracyte, Inc.* (Biotechnology)	546,041
7,072	Verint Systems, Inc.* (Software)	124,750
57,760	Viavi Solutions, Inc.* (Communications Equipment)	611,101

Shares	Description	Value

Common Stocks (continued)

United States (continued)
12,801	Viper Energy, Inc. (Oil, Gas & Consumable Fuels)	$516,264
30,912	Visa, Inc. Class A (Financial Services)	10,680,096
16,476	Vita Coco Co., Inc.* (Beverages)	544,532
5,179	Voya Financial, Inc. (Financial Services)	306,597
103,443	Walt Disney Co. (Entertainment)	9,408,141
7,739	Waste Connections, Inc. (Commercial Services & Supplies)	1,529,459
24,785	Waste Management, Inc. (Commercial Services & Supplies)	5,783,828
224	White Mountains Insurance Group Ltd. (Insurance)	395,909
2,673	Wintrust Financial Corp. (Banks)	297,157
11,715	World Kinect Corp. (Oil, Gas & Consumable Fuels)	293,929
3,554	WSFS Financial Corp. (Banks)	183,209
2,144	Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	182,883
38,560	Xylem, Inc. (Machinery)	4,649,179
4,268	Zions Bancorp NA (Banks)	191,932
49,040	Zoetis, Inc. (Pharmaceuticals)	7,669,856

		718,948,416

Uruguay* – 0.3%
2,054	MercadoLibre, Inc. (Broadline Retail)	4,787,566

TOTAL COMMON STOCKS (Cost $1,043,970,995)		$1,242,806,369

Shares	Dividend Rate	Value

Preferred Stocks – 0.1%

Brazil – 0.1%
Cia Energetica de Minas Gerais (Electric Utilities)
17,550	10.929%	$33,862
Itausa SA (Banks)
499,089	8.470	940,991

TOTAL PREFERRED STOCKS (Cost $967,215)		$974,853

Shares	Description	Value

Exchange Traded Funds – 8.9%

16,200	iShares Core MSCI Emerging Markets ETF	$877,554
52,855	iShares MSCI Saudi Arabia ETF	2,136,927

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Description	Value

Exchange Traded Funds

256,082	Vanguard S&P 500 ETF	$130,535,239

TOTAL EXCHANGE TRADED FUNDS (Cost $143,340,638)		$133,549,720

Shares	Dividend Rate	Value

Investment Companies(c) – 6.9%

Goldman Sachs Financial Square Government Fund — Class R6
42,822,201	4.248%	$42,822,201
Goldman Sachs Financial Square Government Fund — Institutional Shares
61,565,359	4.248	61,565,359

TOTAL INVESTMENT COMPANIES – 6.9% (Cost $104,387,560)		$104,387,560

TOTAL INVESTMENTS – 98.4% (Cost $1,292,666,408)		$1,481,718,502

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		23,854,429

NET ASSETS – 100.0%		$1,505,572,931

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Represents an affiliated issuer.

SECTOR ALLOCATION AS OF APRIL 30, 2025

Sector	% of Total Market Value

Information Technology	17.4%

Financials	16.6

Industrials	10.9

Consumer Discretionary	10.2

Health Care	9.4

Exchange Traded Funds	9.0

Investment Companies	7.0

Communication Services	6.6

Consumer Staples	4.9

Materials	3.1

Energy	2.7

Real Estate	1.5

Utilities	0.7

100.0%

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At April 30, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

BNP Paribas SA	AUD	14,370,000	USD	9,167,865	05/02/25	$36,985
	CHF	10,940,000	USD	13,191,271	05/02/25	66,874
	GBP	14,585,000	USD	19,408,639	05/02/25	28,764
	HKD	16,750,000	USD	2,159,444	05/02/25	326
	JPY	4,260,000,000	USD	29,717,350	05/02/25	83,699
	NOK	8,300,000	USD	796,037	05/02/25	1,779
	SEK	43,500,000	USD	4,490,799	05/02/25	10,289
	SGD	2,200,000	USD	1,673,717	05/02/25	10,899
	USD	3,647,591	DKK	23,940,000	06/03/25	5,914
	USD	44,906,239	EUR	39,490,000	06/03/25	77,093
	USD	564,059	ILS	2,040,000	06/03/25	3,002
	USD	256,393	NZD	430,000	06/03/25	715
JPMorgan Securities, Inc.	AUD	3,930,000	USD	2,507,287	05/02/25	10,115
	CHF	2,990,000	USD	3,605,293	05/02/25	18,277
	GBP	4,095,000	USD	5,449,323	05/02/25	8,076

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	HKD	4,870,000	USD	627,850	05/02/25	$ 95
	JPY	1,278,000,000	USD	8,915,205	05/02/25	25,110
	NOK	2,300,000	USD	220,589	05/02/25	493
	SEK	11,850,000	USD	1,223,356	05/02/25	2,803
	SGD	560,000	USD	426,037	05/02/25	2,774
	USD	1,380,417	DKK	9,060,000	06/03/25	2,238
	USD	12,611,046	EUR	11,090,000	06/03/25	21,650
	USD	143,780	ILS	520,000	06/03/25	765
	USD	65,589	NZD	110,000	06/03/25	183
State Street Bank and Trust	HKD	40,245	USD	5,189	05/06/25	1
	SEK	166,727	USD	17,250	05/05/25	4
	USD	24,020	SEK	231,578	05/02/25	58
	USD	84,315	SEK	813,611	05/05/25	113

TOTAL						$419,094

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

BNP Paribas SA	DKK	23,940,000	USD	3,639,722	05/02/25	$(5,937)
	EUR	39,490,000	USD	44,819,859	05/02/25	(78,178)
	ILS	2,040,000	USD	563,524	05/02/25	(2,919)
	NZD	430,000	USD	256,167	05/02/25	(733)
	USD	9,081,136	AUD	14,370,000	05/02/25	(123,714)
	USD	9,170,655	AUD	14,370,000	06/03/25	(37,357)
	USD	12,425,944	CHF	10,940,000	05/02/25	(832,201)
	USD	13,242,008	CHF	10,940,000	06/03/25	(67,730)
	USD	3,468,411	DKK	23,940,000	05/02/25	(165,374)
	USD	42,676,112	EUR	39,490,000	05/02/25	(2,065,567)
	USD	18,810,639	GBP	14,585,000	05/02/25	(626,764)
	USD	19,410,506	GBP	14,585,000	06/03/25	(29,290)
	USD	2,155,840	HKD	16,750,000	05/02/25	(3,929)
	USD	2,160,421	HKD	16,750,000	06/03/25	(353)
	USD	556,380	ILS	2,040,000	05/02/25	(4,224)
	USD	28,437,272	JPY	4,260,000,000	05/02/25	(1,363,777)
	USD	29,824,727	JPY	4,260,000,000	06/03/25	(83,813)
	USD	788,147	NOK	8,300,000	05/02/25	(9,669)
	USD	796,046	NOK	8,300,000	06/03/25	(1,783)
	USD	247,558	NZD	430,000	05/02/25	(7,876)
	USD	4,333,979	SEK	43,500,000	05/02/25	(167,109)
	USD	4,499,639	SEK	43,500,000	06/03/25	(10,258)
	USD	1,646,389	SGD	2,200,000	05/02/25	(38,227)
	USD	1,676,769	SGD	2,200,000	06/03/25	(10,873)
JPMorgan Securities, Inc.	DKK	9,060,000	USD	1,377,439	05/02/25	(2,247)
	EUR	11,090,000	USD	12,586,787	05/02/25	(21,955)
	ILS	520,000	USD	143,643	05/02/25	(744)
	NZD	110,000	USD	65,531	05/02/25	(187)
	USD	2,483,567	AUD	3,930,000	05/02/25	(33,834)
	USD	2,508,050	AUD	3,930,000	06/03/25	(10,217)

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	USD	3,396,122	CHF	2,990,000	05/02/25	$ (227,448)
	USD	3,619,159	CHF	2,990,000	06/03/25	(18,511)
	USD	1,312,607	DKK	9,060,000	05/02/25	(62,585)
	USD	11,984,758	EUR	11,090,000	05/02/25	(580,075)
	USD	5,281,424	GBP	4,095,000	05/02/25	(175,975)
	USD	5,449,847	GBP	4,095,000	06/03/25	(8,224)
	USD	626,802	HKD	4,870,000	05/02/25	(1,142)
	USD	628,134	HKD	4,870,000	06/03/25	(103)
	USD	141,822	ILS	520,000	05/02/25	(1,077)
	USD	8,531,182	JPY	1,278,000,000	05/02/25	(409,133)
	USD	8,947,418	JPY	1,278,000,000	06/03/25	(25,144)
	USD	218,402	NOK	2,300,000	05/02/25	(2,679)
	USD	220,591	NOK	2,300,000	06/03/25	(494)
	USD	63,329	NZD	110,000	05/02/25	(2,015)
	USD	1,180,636	SEK	11,850,000	05/02/25	(45,523)
	USD	1,225,764	SEK	11,850,000	06/03/25	(2,794)
	USD	419,081	SGD	560,000	05/02/25	(9,731)
	USD	426,814	SGD	560,000	06/03/25	(2,768)
State Street Bank and Trust	CHF	10,719	USD	13,028	05/05/25	(34)
	EUR	115,560	USD	131,136	05/05/25	(186)
	NOK	34,437	USD	3,315	05/05/25	(5)
	SEK	434,240	USD	45,151	05/02/25	(219)
	SEK	180,008	USD	18,652	05/05/25	(22)
	USD	9,763	SEK	94,359	05/05/25	(2)

TOTAL						$(7,382,728)

FUTURES CONTRACTS — At April 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	282	06/20/25	$78,776,700	$(1,481,827)
S&P Toronto Stock Exchange 60 Index	198	06/19/25	42,943,566	555,886

TOTAL FUTURES CONTRACTS				$ (925,941)

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	—Australian Dollar
CHF	—Swiss Franc
DKK	—Denmark Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

Investment Abbreviations:
ADR	—American Depositary Receipt
ETF	—Exchange Traded Fund
GDR	—Global Depository Receipt
MSCI	—Morgan Stanley Capital International
MTN	—Medium Term Note
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments April 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 37.9%

Brazil Real – 1.9%
Brazil Notas do Tesouro Nacional
BRL	112,783,000	10.000%		01/01/29	$17,940,604
	39,541,000	10.000		01/01/31	5,961,332
	12,032,000	10.000		01/01/33	1,752,717
	16,123,649	6.000		05/15/35	2,565,999

					28,220,652

Chilean Peso – 0.5%
Bonos de la Tesoreria de la Republica
CLP	78,150,820	2.000		03/01/35	79,222
Bonos de la Tesoreria de la Republica en pesos
	165,000,000	4.500		03/01/26	174,328
	550,000,000	5.000		10/01/28	575,840
	3,130,000,000	4.700		09/01/30	3,192,248
	520,000,000	6.000		04/01/33	560,094
	2,520,000,000	5.000		03/01/35	2,529,075
	480,000,000	5.100		07/15/50	471,039

					7,581,846

Chinese Yuan Renminbi – 1.1%
China Government Bonds
CNY	9,340,000	2.270		05/25/34	1,348,824
	47,840,000	2.110		08/25/34	6,820,396
	1,140,000	3.530		10/18/51	208,627
	2,630,000	3.120		10/25/52	453,437
	8,940,000	3.000		10/15/53	1,535,129
	1,120,000	3.000		10/15/53	192,320
	32,280,000	2.570		05/20/54	5,082,376

					15,641,109

Colombia Peso – 1.1%
Colombia TES
COP	10,700,800,000	6.000		04/28/28	2,271,239
	9,567,100,000	7.750		09/18/30	1,964,104
	8,031,800,000	7.000		06/30/32	1,471,902
	18,518,400,000	13.250		02/09/33	4,663,991
	14,258,100,000	7.250		10/18/34	2,466,361
	14,366,700,000	6.250		07/09/36	2,166,402
	6,311,400,000	9.250		05/28/42	1,136,085

					16,140,084

Czech Republic Koruna – 0.7%
Czech Republic Government Bonds
CZK	8,530,000	5.750		03/29/29	419,881
	43,140,000	0.950		05/15/30	1,724,084
	5,510,000	5.000		09/30/30	266,598
	78,610,000	1.200		03/13/31	3,107,397
	55,720,000	1.750		06/23/32	2,202,331
	82,500,000	1.500		04/24/40	2,564,247

					10,284,538

Dominican Peso – 0.3%
Dominican Republic International Bonds (a)
DOP	21,450,000	13.625		02/03/33	420,720
	176,650,000	10.750	(b)	06/01/36	3,022,484

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)

Dominican Peso – (continued)
DOP	36,400,000	10.500	%(b)	03/15/37	$612,366

					4,055,570

Egyptian Pound(c) – 0.1%
Egypt Treasury Bills
EGP	107,800,000	0.000		07/08/25	2,023,820

Hungarian Forint – 0.6%
Hungary Government Bonds
HUF	918,510,000	5.500		06/24/25	2,568,602
	111,430,000	2.750		12/22/26	295,894
	398,780,000	3.000		10/27/27	1,036,991
	622,420,000	3.000		08/21/30	1,484,611
	111,610,000	4.750		11/24/32	277,942
	1,093,690,000	2.250		04/20/33	2,247,500
	432,720,000	7.000		10/24/35	1,225,126

					9,136,666

Indian Rupee – 2.5%
India Government Bonds
INR	515,320,000	6.750		12/23/29	6,259,216
	150,630,000	7.320		11/13/30	1,880,429
	208,000,000	7.020		06/18/31	2,566,524
	663,960,000	7.180		08/14/33	8,273,688
	1,274,030,000	7.100		04/08/34	15,823,631
	159,600,000	6.790		10/07/34	1,945,606

					36,749,094

Indonesia Rupiah – 3.2%
Indonesia Treasury Bonds
IDR	16,306,000,000	6.375		08/15/28	979,833
	21,730,000,000	9.000		03/15/29	1,416,312
	350,585,000,000	6.875		04/15/29	21,342,200
	63,396,000,000	6.500		07/15/30	3,795,083
	53,855,000,000	7.000		09/15/30	3,299,696
	42,213,000,000	6.625		02/15/34	2,513,750
	204,941,000,000	6.750		07/15/35	12,231,255
	4,000,000,000	7.125		06/15/38	243,730
	10,801,000,000	7.125		08/15/45	656,176
	16,298,000,000	6.875		08/15/51	952,353

					47,430,388

Malaysia Ringgit – 2.6%
Malaysia Government Bonds
MYR	5,000,000	3.955		09/15/25	1,162,109
	5,160,000	3.519		04/20/28	1,204,259
	11,024,000	3.733		06/15/28	2,587,434
	15,094,000	3.885		08/15/29	3,571,314
	20,169,000	2.632		04/15/31	4,451,997
	22,622,000	3.582		07/15/32	5,246,574
	5,863,000	4.642		11/07/33	1,454,907
	1,900,000	4.254		05/31/35	460,711
	23,919,000	4.762		04/07/37	6,053,309
	25,509,000	4.893		06/08/38	6,553,537
	10,087,000	4.054		04/18/39	2,393,225
	4,585,000	3.757		05/22/40	1,051,469

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)

Malaysia Ringgit – (continued)
MYR	7,455,000	4.065%	06/15/50	$1,734,734
	5,988,000	4.457	03/31/53	1,475,477

				39,401,056

Mexican Peso – 2.9%
Mexico Bonos
MXN	6,602,900	8.500	03/01/29	334,680
	19,500,000	8.500	05/31/29	986,853
	153,386,200	7.750	05/29/31	7,369,702
	246,616,800	7.500	05/26/33	11,332,325
	173,771,500	7.750	11/23/34	7,961,850
	19,674,700	10.000	11/20/36	1,045,394
	61,657,300	8.500	11/18/38	2,849,817
	140,161,900	7.750	11/13/42	5,837,119
	143,500,000	8.000	11/07/47	6,009,668

				43,727,408

Nigerian Naira – 1.1%
Nigeria OMO Bills (c)
NGN	301,196,000	0.000	05/06/25	187,182
	5,362,405,000	0.000	05/20/25	3,299,746
	932,041,000	0.000	05/27/25	571,029
	14,200,000,000	0.000	12/02/25	7,719,285
	8,700,000,000	0.000	12/09/25	4,678,231

				16,455,473

Peru Nuevo Sol – 0.8%
Peru Government Bonds
PEN	2,926,000	6.150	08/12/32	811,213
	3,932,000	7.300	08/12/33	1,144,298
	3,091,000	5.400	08/12/34	774,953
	5,767,000	7.600	08/12/39	1,630,228
Peru Government International Bonds
	3,366,000	6.950	08/12/31	993,778
	5,390,000	7.300	08/12/33	1,568,608
	4,460,000	6.900	08/12/37	1,200,072
	11,388,000	6.900	08/12/37	3,064,221
	3,980,000	7.600	08/12/39	1,127,373

				12,314,744

Philippine Peso – 0.3%
Philippines Government Bonds
PHP	18,170,000	6.750	09/15/32	336,299
	252,130,000	6.250	01/25/34	4,495,054

				4,831,353

Polish Zloty – 2.5%
Republic of Poland Government Bonds
PLN	9,065,000	2.500	07/25/27	2,303,483
	5,130,000	7.500	07/25/28	1,478,829
	27,514,000	4.750	07/25/29	7,304,966
	9,490,000	2.750	10/25/29	2,328,908
	37,650,000	5.000	01/25/30	10,111,568
	17,637,000	1.250	10/25/30	3,904,977
	22,411,000	1.750	04/25/32	4,837,292

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)

Polish Zloty – (continued)
PLN	3,598,000	6.000%	10/25/33	$1,008,279
	15,069,000	5.000	10/25/34	3,924,554

				37,202,856

Romania New Leu – 1.2%
Romania Government Bonds
RON	6,480,000	5.800	07/26/27	1,432,596
	12,795,000	4.150	01/26/28	2,694,774
	17,145,000	6.300	04/26/28	3,785,815
	11,495,000	6.300	04/25/29	2,512,888
	6,300,000	7.650	07/27/31	1,438,639
	16,420,000	6.700	02/25/32	3,588,762
	4,010,000	7.200	10/30/33	896,896
	5,115,000	4.750	10/11/34	953,878

				17,304,248

South African Rand – 2.6%
Republic of South Africa Government Bonds
ZAR	45,500,000	10.500	12/21/26	2,537,262
	61,450,000	8.000	01/31/30	3,201,668
	36,345,235	7.000	02/28/31	1,755,046
	59,325,161	8.250	03/31/32	2,958,971
	44,600,000	10.000	03/31/33	2,422,079
	72,701,585	8.875	02/28/35	3,503,561
	66,460,509	6.250	03/31/36	2,527,581
	123,096,779	8.500	01/31/37	5,483,295
	35,900,000	10.875	03/31/38	1,887,190
	205,567,617	9.000	01/31/40	9,045,859
	76,456,045	8.750	01/31/44	3,180,635

				38,503,147

Thailand Baht – 1.8%
Thailand Government Bonds
THB	155,671,000	0.950	06/17/25	4,644,266
	16,491,000	2.650	06/17/28	508,972
	111,504,000	1.600	12/17/29	3,332,603
	41,626,000	2.000	12/17/31	1,265,415
	161,393,000	3.350	06/17/33	5,363,340
	129,291,000	2.800	06/17/34	4,157,593
	56,081,000	3.300	06/17/38	1,909,323
	123,675,000	3.450	06/17/43	4,233,199
	7,250,000	2.980	06/17/45	233,550
	10,225,000	2.750	06/17/52	318,519
	18,885,000	4.000	06/17/55	729,168

				26,695,948

Turkish Lira – 0.4%
Turkiye Government Bonds
TRY	9,000,000	17.300	07/19/28	154,877
	99,502,756	31.080	11/08/28	2,294,691
	102,700,933	30.000	09/12/29	2,294,245
	32,119,781	26.200	10/05/33	700,578

				5,444,391

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)

United States Dollar – 9.7%
Abu Dhabi Government International Bonds
$1,493,000	1.700%		03/02/31	$1,297,477
2,361,000	3.125		09/30/49	1,594,265
Angola Government International Bonds
1,103,000	8.000		11/26/29	879,301
549,000	8.750		04/14/32	422,900
609,000	9.125		11/26/49	413,816
Argentina Republic Government International Bonds (a)(d)
1,083,043	0.750		07/09/30	830,423
5,520,553	4.125		07/09/35	3,660,817
708,581	3.500		07/09/41	437,283
Bahrain Government International Bonds
699,000	4.250		01/25/28	664,571
979,000	6.750		09/20/29	990,014
700,000	5.450		09/16/32	645,750
Baiterek National Managing Holding JSC (b)
269,000	5.450		05/08/28	268,597
Benin Government International Bonds (b)
275,000	8.375		01/23/41	249,219
Bolivia Government International Bonds
409,000	4.500		03/20/28	265,134
Brazil Government International Bonds
4,851,000	6.625		03/15/35	4,834,021
924,000	4.750	(a)	01/14/50	652,344
CBB International Sukuk Programme Co. WLL
3,036,000	3.950		09/16/27	2,898,788
Chile Government International Bonds (a)
2,696,140	4.950		01/05/36	2,632,781
China Government International Bonds
2,908,000	0.550		10/21/25	2,859,436
Colombia Government International Bonds (a)
1,868,000	8.500		04/25/35	1,897,888
2,901,000	8.750		11/14/53	2,779,158
Costa Rica Government International Bonds (a)
1,516,000	6.550		04/03/34	1,546,888
313,000	7.300	(b)	11/13/54	317,460
Dominican Republic International Bonds (a)
4,083,000	7.050		02/03/31	4,211,614
Ecuador Government International Bonds
651,852	0.000	(c)	07/31/30	398,282
775,317	6.900	(d)	07/31/30	579,937
2,506,389	5.500	(d)	07/31/35	1,498,194
Egypt Government International Bonds
1,346,000	8.625	(b)	02/04/30	1,279,440
4,444,000	8.500		01/31/47	3,219,678
El Salvador Government International Bonds (a)
1,538,000	9.650		11/21/54	1,525,696
Ethiopia International Bonds
200,000	6.625		12/11/24	168,000
Export-Import Bank of India
1,723,000	2.250		01/13/31	1,489,154
Gabon Government International Bonds (a)
200,000	7.000	(b)	11/24/31	140,688
400,000	7.000		11/24/31	281,376

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)

United States Dollar – (continued)
Ghana Government International Bonds (d)
$556,442	5.000	%(b)	07/03/29	$470,889
1,256,823	5.000		07/03/29	1,063,586
Guatemala Government Bonds (a)
1,646,000	6.600		06/13/36	1,644,354
494,000	6.600	(b)	06/13/36	493,506
Hazine Mustesarligi Varlik Kiralama AS
1,001,000	8.509		01/14/29	1,058,933
1,428,000	8.509	(b)	01/14/29	1,510,645
Hungary Government International Bonds
200,000	6.125	(b)	05/22/28	205,526
2,624,000	6.125		05/22/28	2,696,501
750,000	5.500	(b)	03/26/36	709,500
658,000	5.500		03/26/36	622,468
747,000	3.125		09/21/51	434,952
Indonesia Government International Bonds
971,000	4.550	(a)	01/11/28	972,942
1,752,000	4.400	(a)	03/10/29	1,746,744
1,248,000	2.850		02/14/30	1,151,904
1,705,000	3.550	(a)	03/31/32	1,564,337
2,600,000	5.650	(a)	01/11/53	2,535,000
Ivory Coast Government International Bonds
1,198,000	8.075	(b)	04/01/36	1,097,667
741,000	8.250	(b)	01/30/37	679,867
471,000	8.250		01/30/37	432,143
Jordan Government International Bonds
811,000	7.500	(b)	01/13/29	807,707
654,000	7.500		01/13/29	651,345
Lebanon Government International Bonds (e)
1,084,000	6.600		11/27/26	182,654
1,564,000	7.000		03/20/28	263,534
1,259,000	6.650		11/03/28	212,142
Mexico Government International Bonds
461,000	4.600		01/23/46	333,303
2,651,000	7.375	(a)	05/13/55	2,622,170
Mongolia Government International Bonds (b)
400,000	6.625		02/25/30	384,000
Nigeria Government International Bonds
1,792,000	9.625		06/09/31	1,682,688
1,578,000	7.375		09/28/33	1,271,284
206,000	10.375		12/09/34	194,619
Oman Government International Bonds
2,810,000	6.750		10/28/27	2,910,373
730,000	7.000		01/25/51	759,660
Oriental Republic of Uruguay (a)
256,551	5.250		09/10/60	231,145
Pakistan Government International Bonds
1,550,000	6.875		12/05/27	1,360,900
Panama Government International Bonds (a)
739,000	2.252		09/29/32	541,317
1,626,000	8.000		03/01/38	1,689,414
3,704,000	4.500		04/16/50	2,374,264
Paraguay Government International Bonds (a)
783,000	4.950		04/28/31	769,885
715,000	6.650	(b)	03/04/55	707,046

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)

United States Dollar – (continued)
Peru Government International Bonds (a)
$1,103,000	2.783%		01/23/31	$978,361
1,046,000	5.375		02/08/35	1,032,402
1,322,000	5.875		08/08/54	1,258,544
Philippines Government International Bonds
2,564,000	5.170		10/13/27	2,602,460
3,210,000	1.950		01/06/32	2,699,610
847,000	2.650		12/10/45	539,962
Qatar Government International Bonds
457,000	4.500	(b)	02/27/28	460,999
4,785,000	4.500		04/23/28	4,838,831
200,000	4.750		05/29/34	203,028
Republic of Azerbaijan International Bonds
33,000	5.125		09/01/29	32,115
382,000	5.125		09/01/29	371,755
628,000	3.500		09/01/32	547,773
Republic of Cameroon International Bonds
217,000	9.500		07/31/31	190,843
Republic of Kenya Government International Bonds
882,000	9.750	(b)	02/16/31	837,900
220,000	9.750		02/16/31	209,000
485,000	9.500	(b)	03/05/36	421,708
Republic of Poland Government International Bonds
1,200,000	4.875		02/12/30	1,220,400
1,500,000	5.375	(a)	02/12/35	1,518,000
3,000,000	5.500	(a)	03/18/54	2,799,000
Republic of South Africa Government International Bonds
2,034,000	4.300		10/12/28	1,926,056
488,000	7.100		11/19/36	463,480
1,867,000	5.750		09/30/49	1,324,805
827,000	7.950	(b)	11/19/54	746,988
Republic of Turkiye
2,398,000	6.500		01/03/35	2,194,170
Republic of Uzbekistan International Bonds
832,000	3.900		10/19/31	704,288
527,000	6.947	(b)	05/25/32	525,155
Romania Government International Bonds
2,268,000	3.000		02/14/31	1,878,199
346,000	7.500		02/10/37	344,270
3,936,000	4.000		02/14/51	2,327,160
Saudi Government International Bonds
4,686,000	4.750	(b)	01/16/30	4,709,430
4,036,000	5.750		01/16/54	3,793,840
Senegal Government International Bonds
879,000	6.250		05/23/33	609,586
Serbia International Bonds (b)
1,006,000	6.000		06/12/34	993,425
Sri Lanka Government International Bonds (b)(d)
1,139,661	3.600		06/15/35	731,662
296,609	3.600		05/15/36	203,919
1,148,469	3.600		02/15/38	795,315
Turkiye Government International Bonds
256,000	7.125		02/12/32	249,856
1,100,000	7.125		07/17/32	1,071,400
525,000	5.750		05/11/47	377,475

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)

United States Dollar – (continued)
Ukraine Government International Bonds (d)
	$1,107,019	0.000%		02/01/35	$550,742
	528,556	0.000	(b)	02/01/35	262,957
	3,162,118	1.750	(b)	02/01/35	1,539,951
Uruguay Government International Bonds (a)
	2,522,678	5.750		10/28/34	2,636,199
	1,200,378	5.442		02/14/37	1,221,385
Venezuela Government International Bonds (e)
	1,618,200	7.750		10/13/19	226,548
	985,800	12.750		08/23/22	162,657
	230,100	8.250		10/13/24	32,214
	1,487,200	9.250		05/07/28	234,234
	845,900	11.950		08/05/31	139,574
Zambia Government International Bonds
	252,084	5.750	(b)(d)	06/30/33	217,816
	199,662	0.500		12/31/53	113,184
	405,779	0.500	(b)	12/31/53	230,028

					145,171,963

Uruguayan Peso(a) – 0.0%
Uruguay Government International Bonds
UYU	10,463,571	9.750		07/20/33	249,827

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $555,623,028)					$564,566,181

Corporate Obligations – 29.6%

Advertising(a)(b) – 0.1%
CMG Media Corp.
	$830,308	8.875%		06/18/29	$729,442
Summer BC Holdco A SARL
EUR	282,931	9.250		10/31/27	319,829

					1,049,271

Aerospace & Defense(a)(b) – 0.2%
Bombardier, Inc.
	$390,000	7.875		04/15/27	390,710
	325,000	7.250		07/01/31	333,261
Rolls-Royce PLC
GBP	450,000	5.750		10/15/27	612,291
Spirit AeroSystems, Inc.
	$820,000	9.750		11/15/30	908,798

					2,245,060

Agriculture(a)(f) – 0.1%
Roquette Freres SA (5 yr. EURIBOR ICE Swap + 3.252%)
EUR	800,000	5.494		11/25/29	904,785

Airlines(b) – 0.2%
Allegiant Travel Co. (a)
	$226,000	7.250		08/15/27	208,908
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
	233,333	5.500		04/20/26	231,887
Avianca Midco 2 PLC (a)
	684,000	9.625		02/14/30	599,157

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Airlines(b) – (continued)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. (a)(g) (PIK 4.000%, Cash 8.000%)
	$812,630	11.000%		03/06/30	$643,383
United Airlines, Inc. (a)
	730,000	4.625		04/15/29	685,784
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (a)
	156,000	9.500		06/01/28	152,418
	1,285,000	6.375		02/01/30	1,108,505

					3,630,042

Apparel(a)(b) – 0.0%
Hanesbrands, Inc.
	580,000	9.000		02/15/31	601,327

Auto Parts & Equipment(a)(b) – 0.0%
Grupo Antolin-Irausa SA
EUR	200,000	3.500		04/30/28	139,508

Automotive – 0.4%
Clarios Global LP/Clarios U.S. Finance Co. (a)(b)
	$378,000	8.500		05/15/27	379,659
	330,000	6.750		02/15/30	335,884
Dana Financing Luxembourg SARL (a)
EUR	454,000	8.500		07/15/31	553,392
Dealer Tire LLC/DT Issuer LLC (a)(b)
	$556,000	8.000		02/01/28	540,754
Ford Motor Credit Co. LLC
	490,000	7.350	(a)	11/04/27	503,612
(Secured Overnight Financing Rate + 2.030%)
	470,000	6.402	(f)	03/20/28	461,512
Nissan Motor Acceptance Co. LLC (a)(b)
	2,173,000	1.850		09/16/26	2,058,157
Tenneco, Inc. (a)(b)
	1,372,000	8.000		11/17/28	1,308,326

					6,141,296

Banks – 2.0%
Banca Monte dei Paschi di Siena SpA (a)(f) (5 yr. EURIBOR ICE Swap + 5.005%)
EUR	1,680,000	7.708		01/18/28	2,070,384
Banco Bilbao Vizcaya Argentaria SA (a)(f) (5 yr. CMT + 3.249%)
	$800,000	7.750		01/14/32	784,792
Banco de Sabadell SA (a)(f) (5 yr. EUR Swap + 6.830%)
EUR	1,000,000	9.375		07/18/28	1,261,678
Banco Mercantil del Norte SA (a)(f) (5 yr. CMT + 4.072%)
	$590,000	8.375		05/20/31	579,970
Barclays PLC (a)(f)
(5 yr. GBP Swap + 4.881%)
GBP	1,072,000	8.500		06/15/30	1,453,157
(5 yr. GBP Swap + 5.639%)
	1,628,000	9.250		09/15/28	2,283,543
(5 yr. USD SOFR ICE Swap + 3.686%)
	$385,000	7.625		03/15/35	370,147
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (a)(b)(f) (5 yr. CMT + 4.214%)
	484,000	8.125		01/08/39	491,502

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
CaixaBank SA (a)(f)
(-1X 5 yr. EUR Swap + 3.857%)
EUR	800,000	3.625%		09/14/28	$822,449
(5 yr. EURIBOR ICE Swap + 5.295%)
	600,000	7.500		01/16/30	732,388
Commerzbank AG (a)(f) (5 yr. EURIBOR ICE Swap + 5.129%)
	600,000	7.875		10/09/31	730,940
Deutsche Bank AG (a)(f)
(5 yr. EURIBOR ICE Swap + 5.692%)
	600,000	6.750		10/30/28	674,612
(5 yr. EURIBOR ICE Swap + 6.940%)
	1,000,000	10.000		12/01/27	1,237,922
Development Bank of Kazakhstan JSC
	$204,000	5.250	(b)	10/23/29	201,530
	214,000	5.250		10/23/29	211,408
	797,000	5.625	(b)	04/07/30	790,226
Freedom Mortgage Corp. (a)(b)
	1,050,000	6.625		01/15/27	1,042,608
	1,392,000	12.000		10/01/28	1,490,275
Intesa Sanpaolo SpA (a)(f)
(1 yr. CMT + 2.750%)
	1,760,000	4.950	(b)	06/01/42	1,367,608
(-1X 5 yr. EUR Swap + 5.848%)
EUR	621,000	5.500		03/01/28	707,046
(-1X 5 yr. EUR Swap + 6.086%)
	1,020,000	5.875		09/01/31	1,153,508
Lloyds Banking Group PLC (a)(f) (5 yr. U.K. Government Bond + 5.143%)
GBP	650,000	8.500		03/27/28	887,531
Metro Bank Holdings PLC (a)(b)(f) (1 yr. U.K. Government Bond + 7.814%)
	1,020,000	12.000		04/30/29	1,497,846
Societe Generale SA (a)(f)
(5 yr. CMT + 4.514%)
	$810,000	5.375		11/18/30	709,293
(5 yr. CMT + 5.385%)
	602,000	9.375		11/22/27	630,475
(5 yr. EUR Swap + 5.228%)
EUR	800,000	7.875		01/18/29	957,277
TC Ziraat Bankasi AS (b)
	$1,126,000	7.250		02/04/30	1,109,819
UBS Group AG (a)(b)(f) (5 yr. USD SOFR ICE Swap + 3.179%)
	1,200,000	7.125		08/10/34	1,153,872
UniCredit SpA (a)(f)
(-1X 5 yr. EUR Swap + 4.606%)
EUR	300,000	4.450		12/03/27	333,483
(5 yr. USD ICE Swap + 3.703%)
	$1,525,000	5.861	(b)	06/19/32	1,529,575

					29,266,864

Biotechnology(a)(b) – 0.0%
Biocon Biologics Global PLC
	738,000	6.670		10/09/29	658,665

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Building Materials(a) – 0.5%
AmeriTex HoldCo Intermediate LLC (b)
	$1,370,000	10.250%		10/15/28	$1,411,744
Builders FirstSource, Inc. (b)
	787,000	6.375		03/01/34	782,168
CP Atlas Buyer, Inc. (b)
	1,335,000	7.000		12/01/28	1,102,870
EMRLD Borrower LP/Emerald Co-Issuer, Inc. (b)
	542,000	6.625		12/15/30	550,190
Martin Marietta Materials, Inc.
	480,000	4.250		12/15/47	381,062
Quikrete Holdings, Inc. (b)
	565,000	6.375		03/01/32	568,791
Smyrna Ready Mix Concrete LLC (b)
	875,000	8.875		11/15/31	897,855
Standard Industries, Inc. (b)
	1,150,000	4.375		07/15/30	1,071,432
Wilsonart LLC (b)
	643,000	11.000		08/15/32	585,149

					7,351,261

Chemicals(a) – 1.2%
ASP Unifrax Holdings, Inc. (b)(g) (PIK 1.250%, Cash 5.850%)
	1,076,008	7.100		09/30/29	431,135
Avient Corp. (b)
	329,000	6.250		11/01/31	325,203
Axalta Coating Systems Dutch Holding B BV (b)
	1,345,000	7.250		02/15/31	1,393,528
Axalta Coating Systems LLC (b)
	5,000	3.375		02/15/29	4,637
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV (b)
	533,000	4.750		06/15/27	526,508
Braskem Netherlands Finance BV (b)
	1,056,000	8.000		10/15/34	936,408
Celanese U.S. Holdings LLC
	94,000	6.750		04/15/33	88,154
Cerdia Finanz GmbH (b)
	1,100,000	9.375		10/03/31	1,104,323
Chemours Co. (b)
	822,000	5.750		11/15/28	744,420
	540,000	4.625		11/15/29	452,142
Cornerstone Chemical Co. LLC (b)(h)
	1,000,000	10.250		09/01/27	1,000,000
(PIK 10.000%, Cash 5.000%)
	1,350,261	15.000	(g)	12/06/28	1,350,261
Herens Midco SARL (b)
EUR	400,000	5.250		05/15/29	333,525
Innophos Holdings, Inc. (b)
	$1,396,500	11.500		06/15/29	1,412,308
Ma’aden Sukuk Ltd. (b)
	626,000	5.250		02/13/30	634,607
OCI NV (b)
	1,346,000	6.700		03/16/33	1,469,469
OCP SA (b)
	1,342,000	7.500		05/02/54	1,314,153

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Chemicals(a) – (continued)
Orbia Advance Corp. SAB de CV (b)
	$419,000	6.800%	05/13/30	$418,719
Rain Carbon, Inc. (b)
	855,000	12.250	09/01/29	868,954
SCIH Salt Holdings, Inc. (b)
	1,197,000	4.875	05/01/28	1,147,899
	223,000	6.625	05/01/29	216,823
Tronox, Inc. (b)
	1,737,000	4.625	03/15/29	1,411,156
WR Grace Holdings LLC (b)
	425,000	4.875	06/15/27	412,199
	586,000	5.625	08/15/29	519,483

				18,516,014

Commercial Services – 0.9%
Albion Financing 1 SARL/Aggreko Holdings, Inc. (a)(b)
EUR	575,000	5.250	10/15/26	652,646
Amber Finco PLC (a)(b)
	400,000	6.625	07/15/29	471,964
Avis Budget Finance PLC (a)
	500,000	7.250	07/31/30	557,646
BCP V Modular Services Finance II PLC (a)(b)
	415,000	4.750	11/30/28	453,989
BCP V Modular Services Finance PLC (a)(b)
	280,000	6.750	11/30/29	285,031
Boels Topholding BV (a)(b)
	475,000	5.750	05/15/30	554,484
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV (a)
GBP	364,000	8.500	01/15/31	520,632
DP World Crescent Ltd. (b)
	$696,000	5.500	05/08/35	688,100
Garda World Security Corp. (a)(b)
	542,000	8.375	11/15/32	534,656
Kapla Holding SAS (a)(b)
EUR	450,000	5.000	04/30/31	508,508
Korn Ferry (a)(b)
	$265,000	4.625	12/15/27	256,419
Loxam SAS (a)(b)
EUR	700,000	4.500	04/15/27	788,039
Neptune Bidco U.S., Inc. (a)(b)
	$598,000	9.290	04/15/29	531,969
OT Midco Ltd. (a)(b)
	912,000	10.000	02/15/30	744,566
Q-Park Holding I BV (a)(b)
EUR	600,000	5.125	03/01/29	696,696
Service Corp. International (a)
	$680,000	5.750	10/15/32	673,275
StoneMor, Inc. (a)(b)
	975,000	8.500	05/15/29	879,431
Techem Verwaltungsgesellschaft 675 GmbH (a)(b)
EUR	500,000	5.375	07/15/29	580,716
United Rentals North America, Inc. (a)
	$595,000	4.000	07/15/30	554,266
Verisure Holding AB (a)(b)
EUR	100,000	3.250	02/15/27	111,853

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Commercial Services – (continued)
EUR	100,000	5.500%		05/15/30	$116,840
Wand NewCo 3, Inc. (a)(b)
	$1,392,550	7.625		01/30/32	1,436,485
WEX, Inc. (a)(b)
	185,000	6.500		03/15/33	179,975

					12,778,186

Computers(b) – 0.2%
Ahead DB Holdings LLC (a)
	529,000	6.625		05/01/28	514,749
CA Magnum Holdings (a)
	915,000	5.375		10/31/26	890,981
Entorian Technologies, Inc. (e)(h)(i)
	835,000	8.750		10/15/26	—
Lutech SpA (a)
EUR	500,000	5.000		05/15/27	563,865
McAfee Corp. (a)
	$988,000	7.375		02/15/30	853,760

					2,823,355

Distribution & Wholesale(a)(b) – 0.0%
American Builders & Contractors Supply Co., Inc.
	375,000	4.000		01/15/28	362,355
Green Bidco SA
EUR	295,000	10.250		07/15/28	199,609

					561,964

Diversified Financial Services – 1.2%
Bread Financial Holdings, Inc. (a)(b)
	$626,000	9.750		03/15/29	659,247
(5 yr. CMT + 4.300%)
	567,000	8.375	(f)	06/15/35	529,833
CI Financial Corp. (a)(b)
	1,780,000	7.500		05/30/29	1,857,644
Credicorp Capital Sociedad Titulizadora SA (a)
PEN	3,260,000	10.100		12/15/43	947,157
Finance of America Funding LLC (b)
	$1,034,285	7.875		11/30/27	943,920
	775,000	10.000		11/30/29	858,946
Focus Financial Partners LLC (a)(b)
	900,000	6.750		09/15/31	904,923
Freedom Mortgage Holdings LLC (a)(b)
	494,000	9.250		02/01/29	503,870
Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)(b)
	774,000	5.000		08/15/28	719,843
	795,000	6.625		10/15/31	778,408
Kane Bidco Ltd. (a)(b)
EUR	300,000	5.000		02/15/27	338,917
Midcap Financial Issuer Trust (a)(b)
	$2,273,000	6.500		05/01/28	2,170,215
	775,000	5.625		01/15/30	684,387
Navient Corp.
	900,000	5.625		08/01/33	771,066
OneMain Finance Corp. (a)
	377,000	3.500		01/15/27	360,913

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Diversified Financial Services – (continued)
	$775,000	3.875%		09/15/28	$717,146
	91,000	9.000		01/15/29	95,140
	1,565,000	5.375		11/15/29	1,495,655
	700,000	4.000		09/15/30	620,081
PennyMac Financial Services, Inc. (a)(b)
	555,000	4.250		02/15/29	518,598
Planet Financial Group LLC (a)(b)
	630,000	10.500		12/15/29	621,041
PRA Group, Inc. (a)(b)
	867,000	8.875		01/31/30	893,522
United Wholesale Mortgage LLC (a)(b)
	345,000	5.500		11/15/25	343,389

					18,333,861

Electrical – 1.4%
AES Andes SA (a)(b)(f) (5 yr. CMT + 3.835%)
	600,000	8.150		06/10/55	613,200
AES Corp. (a)(f) (5 yr. CMT + 3.201%)
	967,000	7.600		01/15/55	957,823
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/ Buffalo Energy (a)(b)
	692,000	7.875		02/15/39	701,300
Calpine Corp. (a)(b)
	443,000	4.500		02/15/28	433,192
	1,000,000	5.125		03/15/28	989,630
	755,000	4.625		02/01/29	729,451
Edison International (a)(f)
(5 yr. CMT + 3.901%)
	893,000	5.000		12/15/26	789,305
(5 yr. CMT + 4.698%)
	2,035,000	5.375		03/09/26	1,903,458
Electricite de France SA (a)(f)
(-1X 5 yr. EUR Swap + 3.198%)
EUR	600,000	3.000		09/03/27	667,836
(-1X 5 yr. EUR Swap + 3.970%)
	400,000	3.375		06/15/30	421,574
Eskom Holdings SOC Ltd. (j)
ZAR	17,000,000	7.500		09/15/33	710,565
Mazoon Assets Co. SAOC (b)
	$716,000	5.250		10/09/31	705,367
NRG Energy, Inc. (a)
	500,000	5.750		01/15/28	501,510
	3,665,000	3.625	(b)	02/15/31	3,291,536
	200,000	6.250	(b)	11/01/34	199,590
PG&E Corp. (a)
	1,000,000	5.250		07/01/30	963,590
(5 yr. CMT + 3.883%)
	819,000	7.375	(f)	03/15/55	798,132
Saavi Energia SARL (a)(b)
	637,000	8.875		02/10/35	637,796
Termocandelaria Power SA (a)(b)
	600,000	7.750		09/17/31	594,600
Vistra Corp. (a)(b)(f) (5 yr. CMT + 5.740%)
	1,395,000	7.000		12/15/26	1,409,661

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Electrical – (continued)
Vistra Operations Co. LLC (a)(b)
	$1,000,000	5.000%		07/31/27	$991,510
	400,000	4.375		05/01/29	384,812
	29,000	4.300		07/15/29	28,390
	550,000	7.750		10/15/31	581,708
XPLR Infrastructure Operating Partners LP (a)(b)
	592,000	8.375		01/15/31	594,321
	570,000	8.625		03/15/33	569,721

					21,169,578

Electrical Components & Equipment(a)(b) – 0.0%
Energizer Gamma Acquisition BV
EUR	300,000	3.500		06/30/29	317,605

Electronics(a)(b) – 0.1%
Coherent Corp.
	$455,000	5.000		12/15/29	436,372
Sensata Technologies BV
	1,365,000	4.000		04/15/29	1,255,828

					1,692,200

Energy-Alternate Sources(a)(b) – 0.2%
Cullinan Holdco SCSp
EUR	700,000	4.625		10/15/26	680,794
FS Luxembourg SARL
	$780,000	8.875		02/12/31	780,975
TerraForm Power Operating LLC
	1,102,000	5.000		01/31/28	1,073,668
	250,000	4.750		01/15/30	235,253

					2,770,690

Engineering & Construction(a)(b) – 0.1%
Artera Services LLC
	275,000	8.500		02/15/31	260,747
Assemblin Caverion Group AB
EUR	225,000	6.250		07/01/30	263,792
(3 mo. EUR EURIBOR + 3.500%)
	246,000	5.849	(f)	07/01/31	275,906
Kingston Airport Revenue Finance Ltd.
	$722,000	6.750		12/15/36	710,989

					1,511,434

Entertainment(a)(b) – 0.6%
888 Acquisitions Ltd.
EUR	1,296,000	7.558		07/15/27	1,462,360
Banijay Entertainment SAS
	475,000	7.000		05/01/29	559,752
Boyne USA, Inc.
	$601,000	4.750		05/15/29	572,170
Caesars Entertainment, Inc.
	600,000	7.000		02/15/30	614,796
Churchill Downs, Inc.
	1,082,000	4.750		01/15/28	1,048,577
Cirsa Finance International SARL
EUR	400,000	6.500		03/15/29	471,891

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Entertainment(a)(b) – (continued)
Flutter Treasury DAC
EUR	509,000	5.000%	04/29/29	$596,313
Jacobs Entertainment, Inc.
	$970,000	6.750	02/15/29	882,263
	150,000	6.750	02/15/29	136,316
LHMC Finco 2 SARL (g) (PIK 8.000%, Cash 7.250%)
EUR	157,259	7.250	10/02/25	178,037
Loarre Investments SARL
	800,000	6.500	05/15/29	919,476
Penn Entertainment, Inc.
	$626,000	5.625	01/15/27	616,961
Pinewood Finco PLC
GBP	400,000	6.000	03/27/30	528,922
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
	$500,000	6.250	03/15/33	483,780

				9,071,614

Environmental(a)(b) – 0.2%
Ambipar Lux SARL
	814,000	10.875	02/05/33	795,197
Clean Harbors, Inc.
	398,000	4.875	07/15/27	392,014
GFL Environmental, Inc.
	450,000	3.500	09/01/28	426,591
	700,000	4.375	08/15/29	666,323
Madison IAQ LLC
	553,000	4.125	06/30/28	528,192
Waste Pro USA, Inc.
	320,000	7.000	02/01/33	327,299

				3,135,616

Food & Drug Retailing – 0.6%
Bellis Acquisition Co. PLC (a)(b)
GBP	1,190,000	8.125	05/14/30	1,478,928
Iceland Bondco PLC (a)(b)(f) (3 mo. EUR EURIBOR + 5.500%)
EUR	200,000	8.056	12/15/27	227,474
Minerva Luxembourg SA (a)(b)
	$564,000	8.875	09/13/33	599,856
New Albertsons LP
	1,050,000	8.700	05/01/30	1,138,767
	387,000	8.000	05/01/31	412,058
Nomad Foods Bondco PLC (a)(b)
EUR	807,000	2.500	06/24/28	879,050
Performance Food Group, Inc. (a)(b)
	$415,000	4.250	08/01/29	392,760
	720,000	6.125	09/15/32	722,664
Picard Groupe SAS (a)(b)
EUR	550,000	6.375	07/01/29	649,418
Post Holdings, Inc. (a)(b)
	$201,000	6.250	10/15/34	199,651
Sigma Holdco BV (a)(b)
EUR	150,282	5.750	05/15/26	168,441
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed (a)(b)
	$884,000	4.625	03/01/29	821,333

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Food & Drug Retailing – (continued)
Tyson Foods, Inc. (a)
	$579,000	5.100%		09/28/48	$511,564

					8,201,964

Forest Products & Paper(a)(b) – 0.3%
Ahlstrom Holding 3 OYJ
EUR	350,000	3.625		02/04/28	381,835
Celulosa Arauco y Constitucion SA
	$354,000	6.180		05/05/32	354,000
Domtar Corp.
	3,186,000	6.750		10/01/28	2,668,339
WEPA Hygieneprodukte GmbH
EUR	566,000	5.625		01/15/31	662,462

					4,066,636

Gaming(a)(b) – 0.0%
Station Casinos LLC
	$250,000	4.500		02/15/28	241,512
	335,000	6.625		03/15/32	333,127
Wynn Macau Ltd.
	85,000	5.625		08/26/28	81,172

					655,811

Gas(a) – 0.2%
AltaGas Ltd. (b)(f) (5 yr. CMT + 3.573%)
	1,010,000	7.200		10/15/54	984,568
Northwest Natural Holding Co. (f) (5 yr. CMT + 2.701%)
	817,000	7.000		09/15/55	794,075
Venture Global Plaquemines LNG LLC (b)
	1,000,000	7.500		05/01/33	1,026,470
	632,000	7.750		05/01/35	648,988

					3,454,101

Hand/Machine Tools(a)(b) – 0.0%
Dynamo Newco II GmbH
EUR	350,000	6.250		10/15/31	398,766

Health Care Providers & Services(a)(b) – 0.1%
Kedrion SpA
	$1,250,000	6.500		09/01/29	1,197,888

Healthcare Providers & Services(a) – 1.6%
Akumin, Inc. (b)
	15,000	8.000		08/01/28	12,906
(PIK 9.000%, Cash 8.000%)
	1,590,000	9.000	(g)	08/01/27	1,391,647
Avantor Funding, Inc. (b)
EUR	195,000	3.875		07/15/28	217,634
CAB SELAS (b)
	835,000	3.375		02/01/28	894,434
Cerba Healthcare SACA
	971,000	3.500		05/31/28	819,058
Charles River Laboratories International, Inc. (b)
	$850,000	4.000		03/15/31	747,031
Chrome Holdco SAS
EUR	577,000	5.000		05/31/29	218,602

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Healthcare Providers & Services(a) – (continued)
CHS/Community Health Systems, Inc. (b)
	$2,430,000	5.625%	03/15/27	$2,369,347
	903,000	10.875	01/15/32	932,655
DaVita, Inc. (b)
	1,100,000	3.750	02/15/31	966,636
Embecta Corp. (b)
	900,000	5.000	02/15/30	810,027
Ephios Subco 3 SARL (b)
EUR	300,000	7.875	01/31/31	358,724
Fortrea Holdings, Inc. (b)
	$876,000	7.500	07/01/30	761,244
Global Medical Response, Inc. (b)(g)
	1,728,726	10.000	10/31/28	1,731,561
HCA, Inc.
	390,000	5.250	06/15/49	338,220
IQVIA, Inc. (b)
EUR	600,000	2.250	03/15/29	640,980
LifePoint Health, Inc. (b)
	$1,745,000	9.875	08/15/30	1,854,656
	349,000	8.375	02/15/32	355,903
	372,000	10.000	06/01/32	360,847
Medline Borrower LP (b)
	1,911,000	3.875	04/01/29	1,782,619
Molina Healthcare, Inc. (b)
	893,000	4.375	06/15/28	858,539
	650,000	3.875	11/15/30	585,754
Radiology Partners, Inc. (b)(g)
	709,743	9.781	02/15/30	662,162
(PIK 3.500%, Cash 4.275%)
	2,146,113	7.775	01/31/29	2,100,723
RAY Financing LLC (b)
EUR	500,000	6.500	07/15/31	585,089
Team Health Holdings, Inc. (b)(g) (PIK 4.500%, Cash 9.000%)
	$1,100,000	13.500	06/30/28	1,186,185

				23,543,183

Home Furnishings(a)(b) – 0.0%
Flos B&b Italia SpA
EUR	240,000	10.000	11/15/28	284,516

Insurance – 1.0%
Acrisure LLC/Acrisure Finance, Inc. (a)(b)
	$479,000	8.250	02/01/29	490,491
	200,000	7.500	11/06/30	204,222
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (a)(b)
	159,000	4.250	10/15/27	153,526
	3,000,000	6.750	10/15/27	2,987,550
	1,323,000	7.000	01/15/31	1,342,064
	1,250,000	7.375	10/01/32	1,261,025
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC (a)(b)
	868,000	7.875	11/01/29	848,288
Ardonagh Finco Ltd. (a)(b)
	775,000	7.750	02/15/31	792,437

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Insurance – (continued)
Ardonagh Group Finance Ltd. (a)(b)
	$521,000	8.875%		02/15/32	$531,253
Arthur J Gallagher & Co. (a)
	1,057,000	5.550		02/15/55	993,062
Athora Holding Ltd. (a)
EUR	640,000	5.875		09/10/34	755,504
Genworth Holdings, Inc.
	$940,000	6.500		06/15/34	882,933
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (a)(b)
	2,025,000	7.250		02/15/31	2,080,687
Ryan Specialty LLC (a)(b)
	320,000	5.875		08/01/32	316,634
SBL Holdings, Inc. (a)(b)
	550,000	5.125		11/13/26	545,067
	630,000	7.200		10/30/34	588,042

					14,772,785

Internet – 0.5%
ANGI Group LLC (a)(b)
	767,000	3.875		08/15/28	701,076
Cablevision Lightpath LLC (a)(b)
	750,000	5.625		09/15/28	694,740
Cerved Group SpA (a)
EUR	300,000	6.000		02/15/29	307,783
Gen Digital, Inc. (a)(b)
	$637,000	6.250		04/01/33	635,490
Go Daddy Operating Co. LLC/GD Finance Co., Inc. (a)(b)
	698,000	3.500		03/01/29	651,031
GrubHub Holdings, Inc. (a)(b)
	735,000	5.500		07/01/27	663,198
Rakuten Group, Inc. (b)
	937,000	9.750		04/15/29	990,512
Snap, Inc. (a)(b)
	900,000	6.875		03/01/33	898,551
United Group BV (a)
EUR	500,000	3.625	(b)	02/15/28	552,939
	757,000	5.250	(b)	02/01/30	846,604
(3 mo. EUR EURIBOR + 4.250%)
	610,000	6.806	(f)	02/15/31	687,584

					7,629,508

Investment Companies – 0.2%
Abu Dhabi Developmental Holding Co. PJSC (a)(b)
	$1,169,000	4.500		05/06/30	1,160,233
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (a)
	675,000	5.250		05/15/27	639,407
	700,000	9.000		06/15/30	657,090
Khazanah Global Sukuk Bhd.
	267,000	4.687		06/01/28	268,869

					2,725,599

Iron/Steel – 0.4%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (a)(b)
	860,000	8.750		07/15/26	755,605

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Iron/Steel – (continued)
Cleveland-Cliffs, Inc. (a)(b)
	$750,000	7.000%		03/15/32	$706,267
CSN Resources SA (a)
	535,000	8.875		12/05/30	512,482
Mineral Resources Ltd. (a)(b)
	365,000	8.125		05/01/27	351,959
	500,000	8.000		11/01/27	473,755
	492,000	9.250		10/01/28	464,753
	511,000	8.500		05/01/30	464,964
Samarco Mineracao SA (a)(g) (PIK 9.049%, Cash 9.000%)
	1,714,180	9.500		06/30/31	1,607,815
Tacora Resources, Inc. (h)
	27,984	13.000		09/18/31	27,984

					5,365,584

Leisure Time(a)(b) – 0.2%
Carnival Corp.
	350,000	4.000		08/01/28	334,148
Deuce Finco PLC
GBP	250,000	5.500		06/15/27	328,294
(3 mo. EUR EURIBOR + 4.750%)
EUR	200,000	7.251	(f)	06/15/27	227,587
NCL Corp. Ltd.
	$200,000	8.125		01/15/29	209,096
Pinnacle Bidco PLC
GBP	350,000	10.000		10/11/28	494,675
Viking Cruises Ltd.
	$1,670,000	5.875		09/15/27	1,662,619
Viking Ocean Cruises Ship VII Ltd.
	370,000	5.625		02/15/29	365,597

					3,622,016

Lodging(a) – 0.7%
Genting New York LLC/GENNY Capital, Inc. (b)
	1,200,000	7.250		10/01/29	1,188,216
Hilton Domestic Operating Co., Inc. (b)
	1,215,000	4.000		05/01/31	1,113,997
Melco Resorts Finance Ltd. (b)
	950,000	5.375		12/04/29	854,905
	1,367,000	7.625		04/17/32	1,312,320
MGM Resorts International
	530,000	6.500		04/15/32	522,347
Station Casinos LLC (b)
	403,000	4.625		12/01/31	365,847
Studio City Co. Ltd.
	1,240,000	7.000		02/15/27	1,235,660
Studio City Finance Ltd. (b)
	1,550,000	5.000		01/15/29	1,359,474
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (b)
	1,030,000	5.250		05/15/27	1,019,958
Wynn Macau Ltd. (b)
	1,090,000	5.125		12/15/29	1,000,075

					9,972,799

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Machinery - Construction & Mining(a)(b) – 0.1%
BWX Technologies, Inc.
	$1,334,000	4.125%	06/30/28	$1,285,496

Machinery-Diversified(a)(b) – 0.2%
Chart Industries, Inc.
	250,000	7.500	01/01/30	259,828
	565,000	9.500	01/01/31	602,375
Mangrove Luxco III SARL (f) (3 mo. EUR EURIBOR + 5.000%)
EUR	1,368,000	7.279	07/15/29	1,546,733
TK Elevator Holdco GmbH
	450,000	6.625	07/15/28	509,925

				2,918,861

Media(a) – 2.4%
Altice Financing SA (b)
	$625,000	9.625	07/15/27	539,075
	2,380,000	5.000	01/15/28	1,825,555
	767,000	5.750	08/15/29	563,990
AMC Networks, Inc. (b)
	611,000	10.250	01/15/29	631,750
Beasley Mezzanine Holdings LLC (b)
	1,112,000	9.200	08/01/28	478,160
CCO Holdings LLC/CCO Holdings Capital Corp. (b)
	560,000	5.125	05/01/27	552,115
	410,000	5.000	02/01/28	399,959
	1,025,000	5.375	06/01/29	1,003,649
	2,109,000	6.375	09/01/29	2,128,044
	2,590,000	4.500	08/15/30	2,405,955
	650,000	4.250	02/01/31	587,632
	1,328,000	7.375	03/01/31	1,366,074
	820,000	4.250	01/15/34	689,981
CSC Holdings LLC (b)
	721,000	5.500	04/15/27	670,191
	425,000	7.500	04/01/28	311,708
	1,080,000	11.750	01/31/29	1,019,682
	1,701,000	6.500	02/01/29	1,390,602
	2,293,000	5.750	01/15/30	1,149,756
	94,000	4.125	12/01/30	64,395
Directv Financing LLC (b)
	648,000	8.875	02/01/30	618,101
DISH DBS Corp. (b)
	2,843,000	5.250	12/01/26	2,587,812
	1,190,000	5.750	12/01/28	1,000,040
Fox Corp.
	350,000	5.476	01/25/39	334,537
	350,000	5.576	01/25/49	319,032
Gray Media, Inc. (b)
	1,171,000	10.500	07/15/29	1,202,137
	2,455,000	4.750	10/15/30	1,472,116
	665,000	5.375	11/15/31	396,619
McGraw-Hill Education, Inc. (b)
	450,000	5.750	08/01/28	441,797
Nexstar Media, Inc. (b)
	246,000	4.750	11/01/28	231,550

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Media(a) – (continued)
Paramount Global (f) (5 yr. CMT + 3.999%)
	$1,347,000	6.375%		03/30/62	$1,294,912
Scripps Escrow II, Inc. (b)
	1,771,000	3.875		01/15/29	1,361,474
Sinclair Television Group, Inc. (b)
	805,000	5.500		03/01/30	575,197
	499,000	8.125		02/15/33	494,454
Sirius XM Radio LLC (b)
	427,000	3.125		09/01/26	415,731
Spanish Broadcasting System, Inc. (b)
	1,225,000	9.750		03/01/26	772,240
TEGNA, Inc.
	993,000	4.625		03/15/28	949,050
Telenet Finance Luxembourg Notes SARL (b)
	1,000,000	5.500		03/01/28	974,670
Urban One, Inc. (b)
	1,215,000	7.375		02/01/28	582,653
Virgin Media Secured Finance PLC (b)
	222,000	4.500		08/15/30	198,968
Virgin Media Vendor Financing Notes III DAC (b)
GBP	635,000	4.875		07/15/28	793,568
Ziggo BV (b)
EUR	600,000	2.875		01/15/30	620,236

					35,415,167

Metal Fabricate & Hardware(a)(b) – 0.1%
Vallourec SACA
	$995,000	7.500		04/15/32	1,030,830

Mining(a) – 1.1%
Aris Mining Corp. (b)
	875,000	8.000		10/31/29	883,750
Compass Minerals International, Inc. (b)
	342,000	6.750		12/01/27	338,607
Corp. Nacional del Cobre de Chile
	1,793,000	5.950		01/08/34	1,816,309
	801,000	6.780	(b)	01/13/55	816,119
	400,000	6.780		01/13/55	407,550
Eldorado Gold Corp. (b)
	1,450,000	6.250		09/01/29	1,432,991
First Quantum Minerals Ltd. (b)
	1,450,000	9.375		03/01/29	1,524,312
	1,150,000	8.625		06/01/31	1,166,891
FMG Resources August 2006 Pty. Ltd. (b)
	179,000	4.500		09/15/27	173,693
	737,000	4.375		04/01/31	666,897
Freeport-McMoRan, Inc.
	795,000	5.400		11/14/34	793,911
Mountain Province Diamonds, Inc. (b)(h)
	2,861,000	9.000		12/15/27	2,586,344
Northwest Acquisitions ULC/Dominion Finco, Inc. (b)(e)
	1,260,000	7.125		11/01/22	13
Novelis Corp. (b)
	1,000,000	3.250		11/15/26	970,610
	400,000	4.750		01/30/30	371,484

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Mining(a) – (continued)
Vedanta Resources Finance II PLC (b)
$569,000	11.250%		12/03/31	$550,507
747,000	9.850		04/24/33	672,300
WE Soda Investments Holding PLC
880,000	9.375		02/14/31	889,926

				16,062,214

Miscellaneous Manufacturing(a)(b) – 0.1%
Amsted Industries, Inc.
357,000	4.625		05/15/30	337,197
401,000	6.375		03/15/33	403,534
Axon Enterprise, Inc.
112,000	6.250		03/15/33	114,291
LSB Industries, Inc.
360,000	6.250		10/15/28	337,687

				1,192,709

Oil Field Services – 3.2%
Adnoc Murban Rsc Ltd. (a)
3,164,000	4.500	(b)	09/11/34	3,047,327
214,000	4.500		09/11/34	206,109
1,246,000	5.125	(b)	09/11/54	1,119,064
200,000	5.125		09/11/54	179,625
Archrock Partners LP/Archrock Partners Finance Corp. (a)(b)
444,000	6.250		04/01/28	442,686
457,000	6.625		09/01/32	454,167
Ascent Resources Utica Holdings LLC/ARU Finance Corp. (a)(b)
500,000	8.250		12/31/28	505,055
178,000	6.625		10/15/32	175,743
Baytex Energy Corp. (a)(b)
500,000	7.375		03/15/32	431,140
Chesapeake Energy Corp. (i)
195,000	7.000		10/01/24	585
935,000	7.500		10/01/26	2,805
CITGO Petroleum Corp. (a)(b)
1,559,000	8.375		01/15/29	1,562,944
Civitas Resources, Inc. (a)(b)
460,000	8.625		11/01/30	444,351
CNX Resources Corp. (a)(b)
1,175,000	6.000		01/15/29	1,137,905
Comstock Resources, Inc. (a)(b)
1,329,000	6.750		03/01/29	1,261,194
Diamond Foreign Asset Co./Diamond Finance LLC (a)(b)
570,000	8.500		10/01/30	544,886
EDO Sukuk Ltd.
923,000	5.662	(b)	07/03/31	927,615
250,000	5.662		07/03/31	251,250
Greenfire Resources Ltd. (a)(b)
2,213,000	12.000		10/01/28	2,328,297
Kosmos Energy Ltd. (a)(b)
1,565,000	7.750		05/01/27	1,408,500
Kraken Oil & Gas Partners LLC (a)(b)
522,000	7.625		08/15/29	467,942
Long Ridge Energy LLC (a)(b)
1,725,000	8.750		02/15/32	1,645,443

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
Moss Creek Resources Holdings, Inc. (a)(b)
	$1,022,000	8.250%		09/01/31	$938,993
Nabors Industries, Inc. (a)(b)
	487,000	9.125		01/31/30	441,914
	586,000	8.875		08/15/31	397,232
Northern Oil & Gas, Inc. (a)(b)
	273,000	8.125		03/01/28	269,009
Permian Resources Operating LLC (a)(b)
	500,000	8.000		04/15/27	508,515
	323,000	9.875		07/15/31	349,470
Petroleos de Venezuela SA (e)
	229,684	6.000		11/15/26	26,184
	2,236,900	5.375		04/12/27	259,480
	1,031,200	5.500		04/12/37	114,979
Petroleos del Peru SA
	2,126,000	5.625		06/19/47	1,294,734
Petroleos Mexicanos
	800,000	6.875		08/04/26	790,000
	10,356,000	6.750		09/21/47	6,922,986
Petronas Capital Ltd. (a)
	738,000	2.480		01/28/32	631,728
	1,570,000	5.848	(b)	04/03/55	1,564,960
	2,417,000	3.404		04/28/61	1,544,463
Saudi Arabian Oil Co. (a)(b)
	534,000	5.875		07/17/64	489,945
SEPLAT Energy PLC (a)(b)
	487,000	9.125		03/21/30	460,673
Sunoco LP (a)(b)
	345,000	7.250		05/01/32	357,420
	83,000	6.250		07/01/33	82,916
TGNR Intermediate Holdings LLC (a)(b)
	1,217,000	5.500		10/15/29	1,116,817
Transocean, Inc.
	449,000	8.250	(a)(b)	05/15/29	362,581
	600,000	8.750	(a)(b)	02/15/30	585,516
	1,474,000	8.500	(a)(b)	05/15/31	1,146,536
	1,475,000	6.800		03/15/38	908,010
Valaris Ltd. (a)(b)
	2,090,000	8.375		04/30/30	1,956,386
Var Energi ASA (a)(f) (5 yr. EURIBOR ICE Swap + 4.765%)
EUR	1,160,000	7.862		11/15/83	1,426,108
Vista Energy Argentina SAU (a)(b)
	$860,000	7.625		12/10/35	820,698
Vital Energy, Inc. (a)(b)
	1,363,000	7.875		04/15/32	1,052,658
Wintershall Dea Finance 2 BV (a)(f) (-1X 5 yr. EUR Swap + 3.319%)
EUR	1,100,000	3.000		07/20/28	1,136,451
YPF SA (a)(b)
	$1,355,000	9.500		01/17/31	1,401,747

					47,903,742

Packaging(a) – 0.6%
ARD Finance SA (b)(g)
(PIK 5.750%, Cash 5.000%)
EUR	278,791	5.000		06/30/27	11,035

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Packaging(a) – (continued)
(PIK 7.250%, Cash 6.500%)
	$139,893	6.500%		06/30/27	$3,364
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (b)
EUR	400,000	2.000		09/01/28	416,132
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (b)
	$953,000	4.125		08/15/26	841,413
	453,000	5.250		08/15/27	208,317
	328,000	5.250		08/15/27	150,877
Ball Corp.
EUR	1,065,000	1.500		03/15/27	1,172,752
	$1,074,000	2.875		08/15/30	950,565
Canpack SA/Canpack U.S. LLC (b)
EUR	532,000	2.375		11/01/27	587,447
Fedrigoni SpA (b)
	250,000	6.125		06/15/31	273,300
(3 mo. EUR EURIBOR + 4.000%)
	250,000	6.355	(f)	01/15/30	278,877
Graphic Packaging International LLC (b)
	$375,000	3.750		02/01/30	345,488
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (b)
	847,000	6.000		09/15/28	844,916
LABL, Inc. (b)
	164,000	8.625		10/01/31	134,037
OI European Group BV (b)
	185,000	4.750		02/15/30	171,255
Sealed Air Corp. (b)
	600,000	4.000		12/01/27	579,330
Sealed Air Corp./Sealed Air Corp. U.S. (b)
	324,000	6.125		02/01/28	326,100
Trident TPI Holdings, Inc. (b)
	1,061,000	12.750		12/31/28	1,111,429

					8,406,634

Pharmaceuticals – 0.5%
1261229 BC Ltd. (a)(b)
	1,350,000	10.000		04/15/32	1,322,838
Bausch Health Cos., Inc. (b)
	850,000	11.000		09/30/28	799,246
	500,000	5.250	(a)	02/15/31	269,990
Bayer AG (a)(f) (5 yr. EUR Swap + 3.432%)
EUR	700,000	6.625		09/25/83	833,605
Endo Finance Holdings, Inc. (a)(b)
	$350,000	8.500		04/15/31	363,927
Grifols SA (a)(b)
	590,000	4.750		10/15/28	549,302
EUR	500,000	7.125		05/01/30	584,239
Nidda Healthcare Holding GmbH (a)(b)
	110,000	5.625		02/21/30	125,780
	182,000	5.375		10/23/30	205,744
(3 mo. EUR EURIBOR + 3.750%)
	440,000	5.904	(f)	10/23/30	498,021
Option Care Health, Inc. (a)(b)
	$700,000	4.375		10/31/29	660,604

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Pharmaceuticals – (continued)
Organon & Co./Organon Foreign Debt Co-Issuer BV (a)(b)
	$685,000	5.125%		04/30/31	$574,660
Par Pharmaceutical, Inc. (b)(h)(i)
	344,000	7.500		04/01/27	—
Rossini SARL (a)
EUR	594,000	6.750		12/31/29	699,991

					7,487,947

Pipelines(a) – 0.8%
CNX Midstream Partners LP (b)
	$500,000	4.750		04/15/30	460,715
Genesis Energy LP/Genesis Energy Finance Corp.
	650,000	8.875		04/15/30	663,468
	175,000	7.875		05/15/32	170,578
	500,000	8.000		05/15/33	486,390
ITT Holdings LLC (b)
	1,033,000	6.500		08/01/29	944,358
NFE Financing LLC (b)
	800,000	12.000		11/15/29	550,752
ONEOK, Inc.
	71,000	5.600		04/01/44	63,514
	549,000	5.450		06/01/47	473,622
Summit Midstream Holdings LLC (b)
	700,000	8.625		10/31/29	688,688
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (b)
	522,000	7.375		02/15/29	520,163
	2,122,000	6.000		12/31/30	1,976,728
TransMontaigne Partners LLC (b)
	981,000	8.500		06/15/30	987,210
Venture Global Calcasieu Pass LLC (b)
	1,980,000	3.875		11/01/33	1,669,774
Venture Global LNG, Inc. (b)
	493,000	9.500		02/01/29	510,832
	237,000	8.375		06/01/31	228,463
(5 yr. CMT + 5.440%)
	1,031,000	9.000	(f)	09/30/29	883,649
Western Midstream Operating LP
	1,305,000	5.250		02/01/50	1,049,690

					12,328,594

Real Estate(a) – 0.2%
Adler Financing SARL (g)
EUR	658,334	8.250		12/31/28	762,127
Howard Hughes Corp. (b)
	$1,300,000	4.375		02/01/31	1,152,957
Kennedy-Wilson, Inc.
	535,000	4.750		03/01/29	481,762
Neinor Homes SA (b)
EUR	143,000	5.875		02/15/30	166,253
Port of Spain Waterfront Development (b)
	$886,000	7.875		02/19/40	832,840

					3,395,939

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Real Estate Investment Trust(a) – 1.2%
Apollo Commercial Real Estate Finance, Inc. (b)
	$2,350,000	4.625%		06/15/29	$2,169,261
Blackstone Mortgage Trust, Inc. (b)
	210,000	7.750		12/01/29	218,306
Brandywine Operating Partnership LP
	997,000	8.300		03/15/28	1,030,350
	546,000	8.875		04/12/29	573,546
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (b)
	1,771,000	4.500		04/01/27	1,716,170
Diversified Healthcare Trust
	700,000	4.750		02/15/28	626,325
	2,505,000	4.375		03/01/31	1,941,124
Iron Mountain U.K. PLC (b)
GBP	400,000	3.875		11/15/25	527,504
Iron Mountain, Inc. (b)
	$2,000,000	5.000		07/15/28	1,952,840
	935,000	4.875		09/15/29	901,349
	175,000	4.500		02/15/31	162,171
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. (b)
	200,000	4.250		02/01/27	194,990
	650,000	4.750		06/15/29	622,394
MPT Operating Partnership LP/MPT Finance Corp.
	325,000	5.000		10/15/27	289,289
	325,000	8.500	(b)	02/15/32	330,980
RLJ Lodging Trust LP (b)
	653,000	3.750		07/01/26	640,737
	249,000	4.000		09/15/29	224,887
Service Properties Trust
	1,480,000	5.500		12/15/27	1,414,214
	350,000	3.950		01/15/28	308,742
	485,000	4.375		02/15/30	361,859
Starwood Property Trust, Inc. (b)
	700,000	3.625		07/15/26	683,424
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC (b)
	510,000	6.000		01/15/30	455,134
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC (b)
	930,000	6.500		02/15/29	850,308

					18,195,904

Retailing – 0.9%
1011778 BC ULC/New Red Finance, Inc. (a)(b)
	750,000	3.875		01/15/28	721,050
	450,000	4.375		01/15/28	435,825
	231,000	5.625		09/15/29	230,520
Asbury Automotive Group, Inc. (a)
	782,000	4.500		03/01/28	757,993
	138,000	4.625	(b)	11/15/29	129,927
Bath & Body Works, Inc.
	145,000	5.250		02/01/28	143,634
	795,000	6.875		11/01/35	799,158
	250,000	6.750		07/01/36	246,168
BCPE Ulysses Intermediate, Inc. (a)(b)(g) (PIK 8.500%, Cash 7.750%)
	644,667	7.750		04/01/27	625,482

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Retailing – (continued)
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC (a)(b)
	$700,000	5.125%		04/15/29	$605,052
Carvana Co. (a)(b)(g)
(PIK 12.000%, Cash 9.000%)
	446,897	9.000		12/01/28	459,352
(PIK 13.000%, Cash 11.000%)
	461,000	9.000		06/01/30	488,425
CD&R Firefly Bidco PLC (a)(b)
GBP	100,000	8.625		04/30/29	136,109
Cougar JV Subsidiary LLC (a)(b)
	$361,000	8.000		05/15/32	374,765
eG Global Finance PLC (a)(b)
EUR	650,000	11.000		11/30/28	816,092
Ferrellgas LP/Ferrellgas Finance Corp. (a)(b)
	$573,000	5.875		04/01/29	497,192
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. (a)(b)
	1,070,000	4.625		01/15/29	992,478
	180,000	6.750		01/15/30	157,232
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (a)(b)
	812,000	8.375		01/15/29	716,533
LBM Acquisition LLC (a)(b)
	711,000	6.250		01/15/29	622,992
LCM Investments Holdings II LLC (a)(b)
	1,154,000	4.875		05/01/29	1,091,038
Neiman Marcus Group Ltd. LLC (h)(i)
	605,000	8.000		10/15/21	—
Papa John’s International, Inc. (a)(b)
	404,000	3.875		09/15/29	375,094
PetSmart, Inc./PetSmart Finance Corp. (a)(b)
	500,000	4.750		02/15/28	477,305
QVC, Inc. (a)(b)
	498,000	6.875		04/15/29	331,558
Rite Aid Corp.
	348,000	7.500	(b)(e)(h)(i)	07/01/25	—
	97,124	8.000	(b)(h)(i)	10/18/25	—
	104,492	15.000	(g)	08/30/31	31,410
	49,571	15.000	(g)	08/30/31	6,000
	34,147	0.000	(c)(h)	08/30/34	—
(3 mo. USD Term SOFR + 7.000%)
	36,240	11.317	(b)(g)	08/30/31	26,002
Specialty Building Products Holdings LLC/SBP Finance Corp. (a)(b)
	405,000	7.750		10/15/29	380,870
Victoria’s Secret & Co. (a)(b)
	970,000	4.625		07/15/29	844,366

					13,519,622

Semiconductors(a)(b) – 0.2%
BE Semiconductor Industries NV
EUR	400,000	4.500		07/15/31	457,676
Entegris, Inc.
	$653,000	4.750		04/15/29	636,212
	145,000	3.625		05/01/29	133,436
ON Semiconductor Corp.
	751,000	3.875		09/01/28	710,619

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Semiconductors(a)(b) – (continued)
Synaptics, Inc.
	$866,000	4.000%		06/15/29	$801,656

					2,739,599

Software(a)(b) – 0.6%
Asmodee Group AB
EUR	177,600	5.750		12/15/29	208,769
Cloud Software Group, Inc.
	$1,978,000	6.500		03/31/29	1,979,305
	1,838,000	9.000		09/30/29	1,853,237
	620,000	8.250		06/30/32	647,113
Elastic NV
	819,000	4.125		07/15/29	771,007
PTC, Inc.
	971,000	4.000		02/15/28	939,093
Rocket Software, Inc.
	1,891,000	9.000		11/28/28	1,949,848
SS&C Technologies, Inc.
	1,000,000	6.500		06/01/32	1,015,230

					9,363,602

Telecommunication Services(a) – 1.9%
Altice Financing SA
EUR	589,000	3.000		01/15/28	502,779
Altice France SA
	472,000	5.875		02/01/27	474,326
	$485,000	8.125	(b)	02/01/27	443,838
	1,290,000	5.500	(b)	01/15/28	1,067,269
	2,058,000	5.500	(b)	10/15/29	1,682,147
C&W Senior Finance Ltd. (b)
	840,000	9.000		01/15/33	838,320
CommScope LLC (b)
	740,000	8.250		03/01/27	673,185
	1,052,000	4.750		09/01/29	930,505
Connect Finco SARL/Connect U.S. Finco LLC (b)
	475,000	9.000		09/15/29	444,201
Iliad Holding SASU (b)
EUR	500,000	5.625		10/15/28	575,749
	$1,717,000	7.000		10/15/28	1,737,552
EUR	100,000	5.375		04/15/30	115,655
Intelsat Jackson Holdings SA (b)
	$940,000	6.500		03/15/30	927,385
Kaixo Bondco Telecom SA (b)
EUR	200,000	5.125		09/30/29	228,650
Level 3 Financing, Inc. (b)
	$375,000	10.500		04/15/29	415,841
	1,538,000	4.875		06/15/29	1,345,058
	585,000	3.750		07/15/29	444,904
	1,358,628	11.000		11/15/29	1,519,870
	270,000	4.500		04/01/30	224,832
	1,027,000	10.500		05/15/30	1,112,724
	1,231,730	3.875		10/15/30	972,734
	300,000	10.750		12/15/30	332,844
Lorca Telecom Bondco SA (b)
EUR	450,000	4.000		09/18/27	509,895

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Telecommunication Services(a) – (continued)
Lumen Technologies, Inc. (b)
	$750,000	4.125%	04/15/29	$710,490
Odido Group Holding BV (b)
EUR	500,000	5.500	01/15/30	561,622
Odido Holding BV (b)
	170,000	3.750	01/15/29	188,754
SoftBank Group Corp.
	1,379,000	3.375	07/06/29	1,457,065
	542,000	3.875	07/06/32	552,727
TDC Net AS
	480,000	5.056	05/31/28	562,447
	921,000	6.500	06/01/31	1,141,055
Telesat Canada/Telesat LLC (b)
	$552,000	5.625	12/06/26	312,620
Viasat, Inc. (b)
	1,207,000	7.500	05/30/31	920,289
Vmed O2 U.K. Financing I PLC (b)
	1,730,000	4.250	01/31/31	1,508,785
	1,409,000	7.750	04/15/32	1,421,033
Zayo Group Holdings, Inc. (b)
	1,565,000	4.000	03/01/27	1,439,659

				28,296,809

Transportation – 0.0%
SGL Group ApS (a)(f) (3 mo. EUR EURIBOR + 4.750%)
EUR	340,000	7.013	04/22/30	376,530
Transnet SOC Ltd. (b)
	$327,000	8.250	02/06/28	328,839

				705,369

Water Utilities(a)(b) – 0.1%
Aegea Finance SARL
	921,000	9.000	01/20/31	956,882

TOTAL CORPORATE OBLIGATIONS (Cost $443,887,285)				$441,767,272

Bank Loans(k) – 25.0%

Aerospace & Defense – 0.9%
Air Comm Corp. LLC(1 mo. USD Term SOFR + 3.000%)
	$1,846,154	7.321%	11/21/31	$1,820,769
Barnes Group, Inc.(1 mo. USD Term SOFR + 3.000%)
	2,000,000	7.320	01/27/32	1,965,840
Cobham Ultra SeniorCo SARL(6 mo. USD Term SOFR + 3.500%)
	922,693	8.177	08/03/29	905,393
Dynasty Acquisition Co., Inc. (1 mo. USD Term SOFR + 2.000%)
	995,000	6.322	10/31/31	$988,841
Kaman Corp.
(3 mo. USD Term SOFR + 2.750%)
	442,520	7.068	02/26/32	435,489
(3 mo. USD Term SOFR + 2.750%)–(6 mo. USD Term SOFR + 2.750%)
	2,034,483	7.025–7.068	02/26/32	2,002,198

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)

Aerospace & Defense – (continued)
Propulsion BC Finco SARL(3 mo. USD Term SOFR + 3.250%)
$478,912	7.549%	09/14/29	$478,687
Spirit Aerosystems, Inc.(3 mo. USD Term SOFR + 4.250%)
980,396	8.780	01/15/27	979,582
TransDigm, Inc. (l)
498,741	0.000	08/24/28	497,703
(3 mo. USD Term SOFR + 2.500%)
2,234,981	6.799	02/28/31	2,211,044
243,750	6.799	01/19/32	241,032
(3 mo. USD Term SOFR + 2.750%)
1,384,984	7.049	03/22/30	1,380,899

			13,907,477

Airlines – 0.0%
American Airlines, Inc.(3 mo. USD Term SOFR + 2.250%)
469,950	6.520	04/20/28	459,376

Auto Parts & Equipment – 0.1%
Autokiniton U.S. Holdings, Inc.(1 mo. USD Term SOFR + 4.000%)
259,090	8.436	04/06/28	254,475
Clarios Global LP
(1 mo. USD Term SOFR + 2.500%)
685,421	6.822	05/06/30	670,903
(1 mo. USD Term SOFR + 2.750%)
556,026	7.072	01/28/32	$543,749
RealTruck Group, Inc.(1 mo. USD Term SOFR + 5.000%)
124,685	9.436	01/31/28	118,374

			1,587,501

Banks – 0.2%
AqGen Island Holdings, Inc.(1 mo. USD Term SOFR + 3.000%)
2,793,918	7.322	08/02/28	2,775,758

Building Materials – 0.7%
Chamberlain Group, Inc.(1 mo. USD Term SOFR + 3.250%)
4,196,649	7.672	11/03/28	4,139,491
CP Atlas Buyer, Inc.(1 mo. USD Term SOFR + 3.750%)
886,820	8.172	11/23/27	827,624
Emrld Borrower LP(l)
419,133	0.000	08/04/31	413,634
Icebox Holdco III, Inc.
(3 mo. USD Term SOFR + 3.500%)
1,356,308	8.061	12/22/28	1,348,794
(3 mo. USD Term SOFR + 6.750%)
1,500,000	11.311	12/21/29	1,482,195
Quikrete Holdings, Inc. (1 mo. USD Term SOFR + 2.250%)
1,645,000	6.572	02/10/32	$1,610,603
Wilsonart LLC(3 mo. USD Term SOFR + 4.250%)
452,507	8.549	08/05/31	436,670

			10,259,011

Chemicals – 0.3%
A-AP Buyer, Inc.(1 mo. USD Term SOFR + 2.750%)
434,038	7.072	09/09/31	432,410

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)

Chemicals – (continued)
Aruba Investments Holdings LLC
(1 mo. USD Term SOFR + 4.000%)
	$875,151	8.422%	11/24/27	$852,730
(1 mo. USD Term SOFR + 7.750%)
	329,676	12.172	11/24/28	306,104
Chemours Co.(1 mo. USD Term SOFR + 3.000%)
	261,541	7.322	08/18/28	254,349
Eastman Chemical Co.(3 mo. USD Term SOFR + 5.250%)
	1,839,780	9.811	11/01/28	988,882
Lonza Group AG(3 mo. USD Term SOFR + 3.925%)
	700,601	8.324	07/03/28	636,594
Polar U.S. Borrower LLC(3 mo. USD Term SOFR + 5.500%)
	2,718	9.883	10/16/28	1,277
SCIH Salt Holdings, Inc.(3 mo. USD Term SOFR + 3.000%)
	757,549	7.280	01/31/29	749,799

				4,222,145

Commercial Services – 2.1%
AlixPartners LLP(1 mo. USD Term SOFR + 2.500%)
	1,266,144	6.936	02/04/28	1,264,384
Allied Universal Holdco LLC(1 mo. USD Term SOFR + 3.750%)
	3,818,415	8.172	05/12/28	3,812,611
American Auto Auction Group LLC(3 mo. USD Term SOFR + 4.500%)
	423,317	8.799	12/30/27	423,317
Anticimex International AB
(3 mo. USD Term SOFR + 3.400%)
	118,775	7.740	11/16/28	118,218
(3 mo. USD Term SOFR + 3.150%)
	2,473,574	7.490	11/16/28	2,450,694
Archkey Solutions LLC(3 mo. USD Term SOFR + 4.750%)
	645,517	9.033	11/01/31	642,290
Armorica Lux SARL(3 mo. EUR EURIBOR + 4.925%)
EUR	600,000	7.111	07/28/28	655,071
Belfor Holdings, Inc.(h) (1 mo. USD Term SOFR + 3.000%)
	$692,762	7.322	11/01/30	689,298
Belron Finance 2019 LLC(l)
	299,595	0.000	10/16/31	298,387
Boost Newco Borrower LLC(3 mo. USD Term SOFR + 2.000%)
	1,164,400	6.299	01/31/31	1,161,489
Citrin Cooperman Advisors LLC(3 mo. USD Term SOFR + 3.000%)
	469,697	7.298	04/01/32	464,413
Conservice Midco LLC(1 mo. USD Term SOFR + 3.000%)
	1,405,958	7.322	05/13/30	1,396,580
Corporation Service Co.(1 mo. USD Term SOFR + 2.000%)
	24,845	6.322	11/02/29	24,576
Creative Artists Agency LLC(1 mo. USD Term SOFR + 2.750%)
	961,966	7.072	10/01/31	956,127
Eagle Parent Corp.(3 mo. USD Term SOFR + 4.250%)
	548,614	8.549	04/02/29	523,240
Ensemble RCM LLC(3 mo. USD Term SOFR + 3.000%)
	1,117,438	7.280	08/01/29	1,115,695
Envision Healthcare Corp.(1 mo. USD Term SOFR + 8.250%)
	1,900,000	12.579	12/30/27	1,876,250

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)

Commercial Services – (continued)
Fugue Finance BV(6 mo. USD Term SOFR + 3.250%)
$638,348	7.496%	01/09/32	$636,752
Grant Thornton Advisors LLC(1 mo. USD Term SOFR + 2.750%)
1,510,802	7.072	06/02/31	1,497,341
Holding Socotec(3 mo. USD Term SOFR + 3.750%)
545,000	8.060	06/30/28	542,727
Lernen Bidco Limited(l)
450,000	0.000	10/27/31	447,188
Mavis Tire Express Services Corp.(3 mo. USD Term SOFR + 3.000%)
1,481,935	7.313	05/04/28	1,461,751
Mister Car Wash Holdings, Inc.(1 mo. USD Term SOFR + 2.500%)
528,759	6.822	03/27/31	524,217
OMNIA Partners LLC(3 mo. USD Term SOFR + 2.433%)
572,125	7.033	07/25/30	569,024
PG Investment Co. 59 SARL(3 mo. USD Term SOFR + 3.000%)
2,123,116	7.299	03/26/31	2,113,562
Spring Education Group, Inc.(3 mo. USD Term SOFR + 4.000%)
593,366	8.299	10/04/30	590,399
Teneo Holdings LLC(1 mo. USD Term SOFR + 4.750%)
552,818	9.072	03/13/31	553,509
Wand NewCo 3, Inc. (1 mo. USD Term SOFR + 2.500%)
3,103,591	6.822	01/30/31	$3,057,379
WEX Inc. (l)
210,688	0.000	03/31/28	208,187
200,000	0.000	03/05/32	196,416
Xplor T1 LLC(3 mo. USD Term SOFR + 3.500%)
354,512	7.799	06/24/31	353,626

			30,624,718

Computers – 0.4%
Access CIG LLC(6 mo. USD Term SOFR + 4.250%)
1,690,438	8.381	08/18/28	1,681,462
Idemia Group(3 mo. USD Term SOFR + 4.250%)
494,208	8.549	09/30/28	491,737
Imprivata, Inc.(3 mo. USD Term SOFR + 3.500%)
395,992	7.780	12/01/27	396,290
Magenta Security Holdings LLC
(3 mo. USD Term SOFR + 5.750%)
790,270	11.290	07/27/28	717,170
(3 mo. USD Term SOFR + 6.250%)
228,946	10.530	07/27/28	229,662
(3 mo. USD Term SOFR + 6.000%)
619,642	11.540	07/27/28	314,029
(3 mo. USD Term SOFR + 1.500%)
197,269	6.040	07/27/28	57,044
McAfee LLC(1 mo. USD Term SOFR + 3.000%)
319,200	7.319	03/01/29	298,851
Tempo Acquisition LLC(1 mo. USD Term SOFR + 1.750%)
229,727	6.072	08/31/28	227,646
Verifone Systems, Inc.(3 mo. USD Term SOFR + 5.500%)
1,847,274	10.211	08/18/28	1,634,061

			6,047,952

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)

Cosmetics & Personal Care(l) – 0.0%
Opal Bidco SAS
	$70,513	0.000%	03/31/32	$69,852

Distribution & Wholesale – 0.6%
BCPE Empire Holdings, Inc.(1 mo. USD Term SOFR + 3.250%)
	2,569,500	7.572	12/11/30	2,539,000
Core & Main LP(6 mo. USD Term SOFR + 2.000%)
	307,489	6.270	07/27/28	306,720
Fluid-Flow Products, Inc.(3 mo. USD Term SOFR + 3.250%)
	2,206,310	7.549	03/31/28	2,191,418
Gates Global LLC(l)
	350,000	0.000	11/16/29	346,899
Gloves Buyer, Inc.(1 mo. USD Term SOFR + 4.000%)
	496,123	8.436	12/29/27	471,317
OptiGroup(1 mo. EUR EURIBOR + 5.250%)
EUR	570,000	7.397	03/16/29	606,581
Windsor Holdings III LLC(1 mo. USD Term SOFR + 2.750%)
	$2,720,744	7.073	08/01/30	2,679,252

				9,141,187

Diversified Financial Services – 0.9%
Apex Group Treasury LLC(3 mo. USD Term SOFR + 3.500%)
	3,434,688	7.819	02/27/32	3,418,957
Avolon TLB Borrower 1 U.S. LLC(1 mo. USD Term SOFR + 1.750%)
	410,858	6.070	06/24/30	408,890
Deerfield Dakota Holding LLC
(3 mo. USD Term SOFR + 3.750%)
	561,758	8.049	04/09/27	530,923
(3 mo. USD Term SOFR + 6.750%)
	3,797,000	11.311	04/07/28	3,457,662
Ditech Holding Corp.(e)(h)
	183,349	0.000	06/30/25	—
Edelman Financial Center LLC
(1 mo. USD Term SOFR + 3.000%)
	372,779	7.322	04/07/28	371,083
(1 mo. USD Term SOFR + 5.250%)
	495,226	9.572	10/06/28	480,988
FNZ Group Services Ltd.(h) (3 mo. USD Term SOFR + 5.000%)
	1,250,000	9.291	11/05/31	1,031,250
Focus Financial Partners LLC(1 mo. USD Term SOFR + 2.750%)
	698,250	7.072	09/15/31	689,047
Gen II Fund Services LLC(l)
	800,000	0.000	11/26/31	796,000
HighTower Holdings LLC(3 mo. USD Term SOFR + 3.000%)
	769,157	7.291	02/03/32	755,697
Mariner Wealth Advisors LLC(3 mo. USD Term SOFR + 2.500%)
	369,815	6.799	08/18/28	368,583
Summit Acquisition, Inc.(1 mo. USD Term SOFR + 3.750%)
	500,000	8.072	10/16/31	498,125

				12,807,205

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)

Electrical – 0.2%
Lackawanna Energy Center LLC(h) (1 mo. USD Term SOFR + 4.250%)
$681,071	8.572%	08/06/29	$684,476
Lightstone Holdco LLC (3 mo. USD Term SOFR + 5.750%)
1,114,998	10.030	01/29/27	$1,110,260
Potomac Energy Center, LLC(l)(h)
356,221	0.000	03/14/32	$353,550
South Field LLC (3 mo. USD Term SOFR + 3.250%)
423,194	7.549	08/29/31	$420,815
Talen Energy Supply LLC(3 mo. USD Term SOFR + 2.500%)
127,036	6.818	05/17/30	126,436

			2,695,537

Electronics – 0.2%
Roper Industrial Products Investment Co. LLC(3 mo. USD Term SOFR + 2.750%)
3,602,652	7.049	11/22/29	3,567,202

Energy-Alternate Sources – 0.1%
CPV Fairview LLC(1 mo. USD Term SOFR + 3.000%)
303,927	7.322	08/14/31	303,675
Enviva Partners LP/Fin C(3 mo. USD Term SOFR + 8.500%)
376,750	12.800	08/30/29	372,353
Esdec Solar Group BV(3 mo. USD Term SOFR + 5.000%)
145,405	9.561	08/30/28	106,146
TerraForm Power Operating LLC(h) (3 mo. USD Term SOFR + 2.000%)
674,000	6.299	05/21/29	658,835

			1,441,009

Engineering & Construction – 0.5%
Apple Bidco LLC(1 mo. USD Term SOFR + 2.500%)
2,866,250	6.822	09/23/31	2,827,871
Artera Services LLC(3 mo. USD Term SOFR + 4.500%)
374,766	8.799	02/15/31	356,088
Brown Group Holding LLC(1 mo. USD Term SOFR + 2.500%)
1,693,774	6.822	07/01/31	1,674,939
Cube Industrials Buyer, Inc.(3 mo. USD Term SOFR + 3.500%)
325,000	7.772	10/17/31	321,750
Newly Weds Foods, Inc.(1 mo. USD Term SOFR + 2.250%)
380,000	6.579	03/15/32	377,625
Service Logic Acquisition, Inc.(1 mo. USD Term SOFR + 3.000%)–(3 mo. USD Term SOFR + 3.000%)
1,218,487	7.280–7.322	10/29/27	1,213,162
Wrench Group LLC(3 mo. USD Term SOFR + 4.000%)
1,054,474	8.561	10/30/28	1,031,623

			7,803,058

Entertainment – 0.3%
Caesars Entertainment, Inc.
(3 mo. USD Term SOFR + 2.250%)
501,919	6.563	02/06/30	494,139
97,595	6.563	02/06/31	95,908
CE Intermediate I, LLC(l)
670,000	0.000	03/25/32	662,744

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)

Entertainment – (continued)
East Valley Tourist Development Authority(h) (1 mo. USD Term SOFR + 7.500%)
	$993,619	11.936%	11/23/26	$982,689
EOC Borrower LLC(1 mo. USD Term SOFR + 3.000%)
	693,085	7.322	03/24/32	683,264
Ontario Gaming GTA LP(3 mo. USD Term SOFR + 4.250%)
	441,526	8.549	08/01/30	426,293
Route 66 Development Authority(1 mo. USD Term SOFR + 9.000%)
	1,000,000	13.322	10/10/30	985,000
UFC Holdings LLC(l)
	500,000	0.000	11/21/31	499,270

				4,829,307

Environmental – 0.5%
Filtration Group Corp.(1 mo. USD Term SOFR + 3.000%)
	3,794,394	7.322	10/21/28	3,786,957
GFL Environmental Inc.(l)
	107,143	0.000	02/04/32	105,536
Madison IAQ LLC (l)
	1,500,000	0.000	03/28/32	1,484,070
(6 mo. USD Term SOFR + 2.500%)
	1,125,000	6.762	06/21/28	1,113,334
WIN Waste Innovations Holdings, Inc.(1 mo. USD Term SOFR + 2.750%)
	397,955	7.186	03/24/28	392,201

				6,882,098

Food & Drug Retailing – 0.5%
8th Avenue Food & Provisions, Inc.
(1 mo. USD Term SOFR + 7.750%)
	280,000	12.186	10/01/26	252,700
(1 mo. USD Term SOFR + 3.750%)
	4,627,564	8.186	10/01/25	4,349,910
(1 mo. USD Term SOFR + 4.750%)(h)
	617,026	9.186	10/01/25	573,834
Chobani LLC(1 mo. USD Term SOFR + 2.500%)
	1,049,842	6.822	10/25/27	1,048,309
Labeyrie Fine Foods SAS(3 mo. EUR EURIBOR + 4.250%)
EUR	500,000	6.605	07/30/26	502,957
Nomad Foods U.S. LLC(h) (6 mo. USD Term SOFR + 2.500%)
	$637,013	6.535	11/12/29	635,421
Quirch Foods Holdings LLC(3 mo. USD Term SOFR + 5.000%)
	439,319	9.561	10/27/27	412,850

				7,775,981

Food Service – 0.1%
Aramark Services, Inc.(1 mo. USD Term SOFR + 2.000%)
	710,527	6.322	06/22/30	709,341
Golden State Foods LLC(1 mo. USD Term SOFR + 4.250%)
	538,257	8.571	12/04/31	538,547

				1,247,888

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)

Hand/Machine Tools – 0.1%
Alliance Laundry Systems LLC(3 mo. USD Term SOFR + 2.750%)
	$637,903	7.072%	08/19/31	$632,245

Health Care - Services – 0.3%
Charlotte Buyer, Inc.(1 mo. USD Term SOFR + 4.250%)
	330,132	8.571	02/11/28	328,303
MDVIP, Inc.(1 mo. USD Term SOFR + 3.000%)
	913,815	7.322	10/16/28	903,535
Parexel International Corp.(1 mo. USD Term SOFR + 2.500%)
	614,895	6.822	11/15/28	610,824
Radnet Management, Inc.(3 mo. USD Term SOFR + 2.250%)
	1,008,700	6.568	04/18/31	1,004,706
Team Health Holdings, Inc.(3 mo. USD Term SOFR + 5.250%)
	2,308,147	9.530	03/02/27	2,240,934

				5,088,302

Health Care Products – 1.1%
Agiliti Health, Inc.(3 mo. USD Term SOFR + 3.000%)–(6 mo. USD Term SOFR + 3.000%)
	332,799	7.216–7.298	05/01/30	320,319
Bausch & Lomb Corp.
(1 mo. USD Term SOFR + 3.250%)
	3,197,856	7.670	05/10/27	3,156,604
(1 mo. USD Term SOFR + 4.000%)
	2,844,895	8.322	09/29/28	2,814,085
Carestream Health, Inc.(3 mo. USD Term SOFR + 7.500%)
	1,209,586	11.899	09/30/27	665,272
Confluent Medical Technologies, Inc.(3 mo. USD Term SOFR + 3.250%)
	863,822	7.549	02/16/29	855,183
ICU Medical, Inc.(3 mo. USD Term SOFR + 2.500%)
	653,094	6.199	01/08/29	645,982
Lifescan Global Corp.(3 mo. USD Term SOFR + 6.500%)
	2,540,830	10.922	12/31/26	1,648,998
Maravai Intermediate Holdings LLC(3 mo. USD Term SOFR + 3.000%)
	646,987	7.270	10/19/27	621,916
Medline Borrower LP(1 mo. USD Term SOFR + 2.250%)
	5,170,702	6.572	10/23/28	5,132,439
Resonetics LLC(3 mo. USD Term SOFR + 3.250%)
	833,984	7.545	06/18/31	825,411
Vyaire Medical, Inc.(3 mo. U.S. (Fed) Prime Rate + 4.750%)
	363,906	12.250	04/16/26	1,092

				16,687,301

Health Care Services – 0.4%
Electron BidCo, Inc.(1 mo. USD Term SOFR + 2.750%)
	1,110,200	7.072	11/01/28	1,104,960
Global Medical Response, Inc.(1 mo. USD Term SOFR + 4.750%)
	1,211,022	9.822	10/31/28	1,207,655
HomeVI SAS(3 mo. EUR EURIBOR + 5.000%)
EUR	500,000	7.186	10/31/29	562,676
LifePoint Health, Inc.(3 mo. USD Term SOFR + 3.500%)
	$92,269	7.817	05/19/31	89,905

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)

Health Care Services – (continued)
Pluto Acquisition I, Inc.
(3 mo. USD Term SOFR + 4.000%)
$789,375	8.302%	09/20/28	$681,823
(3 mo. USD Term SOFR + 5.500%)
238,343	9.803	06/20/28	237,550
Precision Medicine Group LLC(3 mo. USD Term SOFR + 3.000%)
790,471	7.399	11/18/27	782,811
Select Medical Corp.(1 mo. USD Term SOFR + 2.000%)
119,326	6.322	12/03/31	118,953
Surgery Center Holdings, Inc.(1 mo. USD Term SOFR + 2.750%)
1,099,935	7.070	12/19/30	1,095,469

			5,881,802

Home Furnishings – 0.4%
AI Aqua Merger Sub, Inc.(1 mo. USD Term SOFR + 3.000%)
2,060,332	7.319	07/31/28	2,033,980
Weber-Stephen Products LLC
(1 mo. USD Term SOFR + 3.250%)
2,579,128	7.686	10/30/27	$2,414,709
(1 mo. USD Term SOFR + 4.250%)
2,116,021	8.672	10/30/27	1,966,143

			6,414,832

Insurance – 2.8%
Acrisure LLC
(1 mo. USD Term SOFR + 2.750%)
627,842	7.072	02/15/27	624,967
(1 mo. USD Term SOFR + 3.000%)
4,261,131	7.322	11/06/30	4,205,225
Alliant Holdings Intermediate LLC(1 mo. USD Term SOFR + 2.750%)
1,128,923	7.073	09/19/31	1,120,219
AmWINS Group, Inc.(1 mo. USD Term SOFR + 2.250%)
619,388	6.572	01/30/32	615,808
Amynta Agency Borrower, Inc.(1 mo. USD Term SOFR + 3.000%)
1,493,756	7.322	12/29/31	1,478,505
Ardonagh Midco 3 PLC(l)
1,250,000	0.000	02/15/31	1,222,662
AssuredPartners, Inc. (1 mo. USD Term SOFR + 3.500%)
5,569,780	7.822	02/14/31	$5,568,332
Asurion LLC
(1 mo. USD Term SOFR + 5.250%)
276,000	9.686	01/20/29	252,626
(1 mo. USD Term SOFR + 3.250%)
143,696	7.686	12/23/26	142,416
369,672	7.686	07/31/27	361,048
Broadstreet Partners, Inc.(1 mo. USD Term SOFR + 3.000%)
4,810,519	7.322	06/13/31	4,783,868
Cross Financial Corp.(1 mo. USD Term SOFR + 3.250%)
640,716	7.572	10/31/31	638,313
Goosehead Insurance Holdings LLC(1 mo. USD Term SOFR + 3.500%)
1,750,000	7.792	01/08/32	1,741,250

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)

Insurance – (continued)
Howden Group Holdings Ltd.
(1 mo. USD Term SOFR + 3.000%)
$371,036	7.322%	02/15/31	$368,532
(1 mo. USD Term SOFR + 3.500%)
3,274,286	7.822	04/18/30	3,273,468
HUB International Ltd. (3 mo. USD Term SOFR + 2.500%)
2,003,976	6.770	06/20/30	$1,989,747
IMA Financial Group, Inc.(1 mo. USD Term SOFR + 3.000%)
4,094,310	7.322	11/01/28	4,071,300
OneDigital Borrower LLC(1 mo. USD Term SOFR + 3.000%)
573,555	7.322	07/02/31	563,518
Ryan Specialty Group LLC(1 mo. USD Term SOFR + 2.250%)
770,485	6.572	09/15/31	766,633
Sedgwick Claims Management Services, Inc.(3 mo. USD Term SOFR + 3.000%)
1,039,186	7.313	07/31/31	1,033,345
Truist Insurance Holdings LLC(3 mo. USD Term SOFR + 4.750%)
4,125,000	9.049	05/06/32	4,108,500
USI, Inc.
(3 mo. USD Term SOFR + 2.250%)
740,085	6.549	11/21/29	734,933
1,397,003	6.549	09/29/30	1,386,525

			41,051,740

Internet – 0.4%
BEP Intermediate Holdco LLC(1 mo. USD Term SOFR + 3.250%)
708,654	7.572	04/25/31	706,882
CNT Holdings I Corp.(3 mo. USD Term SOFR + 2.500%)
1,799,644	6.780	11/08/32	1,788,900
Diamond Sports Group LLC(Fixed + 15.000%)
1,840	15.000	01/02/28	1,631
MH Sub I LLC
(1 mo. USD Term SOFR + 4.250%)
362,482	8.572	05/03/28	342,546
199,043	8.572	12/31/31	173,985
Polaris Purchaser, Inc.(h) (3 mo. USD Term SOFR + 3.500%)
781,136	7.799	03/03/31	742,079
Proofpoint, Inc.(1 mo. USD Term SOFR + 3.000%)
1,249,941	7.322	08/31/28	1,241,816
PUG LLC(1 mo. USD Term SOFR + 4.750%)
450,899	9.072	03/15/30	443,292
Speedster Bidco GmbH(l)
1,035,000	0.000	12/10/31	1,025,944

			6,467,075

Leisure Time – 0.9%
Alterra Mountain Co.
(1 mo. USD Term SOFR + 2.750%)
3,848,183	7.072	08/17/28	$3,843,374
(1 mo. USD Term SOFR + 3.000%)
1,072,169	7.322	05/31/30	$1,072,169
Bulldog Purchaser, Inc.(3 mo. USD Term SOFR + 3.750%)
451,145	8.035	06/27/31	448,325
ClubCorp Holdings, Inc. (3 mo. USD Term SOFR + 5.000%)
5,518,246	9.561	09/18/26	$5,516,866

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)

Leisure Time – (continued)
Horizon U.S. Finco LP(3 mo. USD Term SOFR + 4.750%)
$397,442	9.030%	10/31/31	$354,387
Life Time Fitness, Inc.(3 mo. USD Term SOFR + 2.500%)
349,125	6.785	11/05/31	346,594
Recess Holdings, Inc.(3 mo. USD Term SOFR + 3.750%)
912,494	8.025	02/20/30	903,086
Sabre GLBL, Inc.(1 mo. USD Term SOFR + 5.000%)
165,000	9.422	06/30/28	155,204

			12,640,005

Lodging – 0.1%
Fertitta Entertainment LLC(1 mo. USD Term SOFR + 3.500%)
304,722	7.822	01/27/29	296,534
Four Seasons Hotels Ltd.(1 mo. USD Term SOFR + 1.750%)
717,042	6.072	11/30/29	717,136
Station Casinos LLC(1 mo. USD Term SOFR + 2.000%)
690,796	6.322	03/14/31	684,827

			1,698,497

Machinery - Construction & Mining – 0.1%
WEC U.S. Holdings Ltd.(1 mo. USD Term SOFR + 2.250%)
1,645,469	6.574	01/27/31	1,628,603

Machinery-Diversified – 1.1%
CD&R Hydra Buyer, Inc.(1 mo. USD Term SOFR + 4.000%)
669,514	8.422	03/25/31	643,155
Chart Industries, Inc.(3 mo. USD Term SOFR + 2.500%)
745,969	6.788	03/15/30	740,844
Engineered Machinery Holdings, Inc.
(3 mo. USD Term SOFR + 3.750%)
750,000	8.311	05/19/28	747,188
(3 mo. USD Term SOFR + 6.500%)
1,325,000	11.061	05/21/29	1,298,500
Pro Mach Group, Inc.(1 mo. USD Term SOFR + 2.750%)
1,457,668	7.072	08/31/28	1,447,552
Project Castle, Inc.(6 mo. USD Term SOFR + 5.500%)
887,612	9.716	06/01/29	739,674
SPX Flow, Inc. (1 mo. USD Term SOFR + 3.000%)
2,112,562	7.322	04/05/29	$2,100,689
Star U.S. Bidco LLC (1 mo. USD Term SOFR + 2.750%)
1,801,960	8.072	03/17/27	$1,798,950
Titan Acquisition Ltd.(6 mo. USD Term SOFR + 4.500%)
1,112,872	8.724	02/15/29	1,087,042
TK Elevator Midco GmbH(3 mo. USD Term SOFR + 3.000%)
3,962,378	7.237	04/30/30	3,942,566
Victory Buyer LLC(1 mo. USD Term SOFR + 3.750%)
1,024,544	8.186	11/19/28	989,331

			15,535,491

Media – 0.6%
Century De Buyer LLC(3 mo. USD Term SOFR + 3.500%)
1,115,142	7.780	10/30/30	1,108,875
EW Scripps Co.(1 mo. USD Term SOFR + 5.750%)
251,507	10.156	06/30/28	227,851

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)

Media – (continued)
Gray Television, Inc.
(1 mo. USD Term SOFR + 3.000%)
$279,241	7.438%	12/01/28	$257,223
(1 mo. USD Term SOFR + 5.250%)
263,013	9.574	06/04/29	253,512
NEP Group, Inc.
(3 mo. USD Term SOFR + 4.000%)
579,896	8.575	08/19/26	517,557
(3 mo. USD Term SOFR + 3.250%)
1,720,331	7.825	08/19/26	1,539,421
Sunrise Financing Partnership(3 mo. USD Term SOFR + 2.500%)
420,398	6.793	02/15/32	417,544
Telenet Financing USD LLC(l)
425,000	0.000	04/30/28	414,728
Townsquare Media, Inc.(h) (3 mo. USD Term SOFR + 5.000%)
405,000	9.323	02/19/30	367,537
United Talent Agency LLC(1 mo. USD Term SOFR + 3.750%)
1,046,976	8.079	07/07/28	1,044,358
Virgin Media Bristol LLC(6 mo. USD Term SOFR + 3.175%)
775,000	7.373	03/31/31	751,835
WideOpenWest Finance LLC
(3 mo. USD Term SOFR + 3.000%)
993,877	7.503	12/11/28	850,471
(3 mo. USD Term SOFR + 7.000%)
400,178	11.503	12/11/28	404,848

			8,155,760

Metal Fabricate & Hardware – 0.3%
Crosby U.S. Acquisition Corp.(1 mo. USD Term SOFR + 3.500%)
3,952,944	7.822	08/16/29	3,946,896

Mining(h) – 0.0%
Dominion Diamond(Fixed + 10.000%)
467,153	10.000	06/30/26	467,153

Miscellaneous Manufacturing – 0.1%
LTI Holdings, Inc.(1 mo. USD Term SOFR + 4.250%)
474,500	8.572	07/19/29	450,381
Touchdown Acquirer, Inc.(3 mo. USD Term SOFR + 2.750%)
600,000	7.080	02/21/31	588,252

			1,038,633

Oil & Gas – 0.1%
Par Petroleum, LLC(l)
126,000	0.000	02/28/30	121,065
Pasadena Performance Products LLC(3 mo. USD Term SOFR + 3.500%)
1,055,000	7.813	02/27/32	1,048,406

			1,169,471

Oil & Gas Services – 0.0%
MRC Global U.S., Inc.(1 mo. USD Term SOFR + 3.500%)
500,000	7.822	10/29/31	496,250

Oil Field Services – 0.0%
BANGL LLC(3 mo. USD Term SOFR + 4.500%)
397,213	8.788	02/01/29	396,967

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)

Packaging – 0.8%
Brook & Whittle Holding Corp.(3 mo. USD Term SOFR + 4.000%)
$875,721	8.463%	12/14/28	$663,631
Charter NEX U.S., Inc. (1 mo. USD Term SOFR + 2.750%)
2,881,305	4.321	11/29/30	$2,869,780
LABL, Inc.(1 mo. USD Term SOFR + 5.000%)
1,763,114	9.422	10/30/28	1,515,255
Pregis TopCo Corp.
(1 mo. USD Term SOFR + 4.000%)
2,463,019	8.322	07/31/26	2,454,669
246,803	8.436	07/31/26	245,784
Pretium Packaging LLC
(3 mo. USD Term SOFR + 3.750%)
578,710	9.291	10/02/28	574,369
(3 mo. USD Term SOFR + 3.899%)
1,689,901	8.189	10/02/28	949,167
Proampac PG Borrower LLC(3 mo. USD Term SOFR + 4.000%)
853,459	8.256–8.323	09/15/28	838,097
Trident TPI Holdings, Inc.(3 mo. USD Term SOFR + 3.750%)
2,239,397	8.049	09/15/28	2,162,541

			12,273,293

Pharmaceuticals – 0.6%
Curium Bidco SARL(3 mo. USD Term SOFR + 3.500%)
1,733,794	7.799	07/31/29	1,707,787
Gainwell Acquisition Corp.(3 mo. USD Term SOFR + 4.000%)
1,549,697	8.399	10/01/27	1,438,073
Grifols Worldwide Operations USA, Inc.(3 mo. USD Term SOFR + 2.000%)
562,931	6.463	11/15/27	554,408
Lannett Co., Inc.(h) (Fixed + 2.000%)
405,741	0.000	06/16/30	405,740
Option Care Health, Inc.(1 mo. USD Term SOFR + 2.250%)
602,121	6.572	10/27/28	601,368
Sharp Services LLC(3 mo. USD Term SOFR + 3.250%)
1,085,424	7.549	12/31/28	1,078,641
Southern Veterinary Partners LLC(3 mo. USD Term SOFR + 3.250%)
2,627,819	7.527	12/04/31	2,617,650

			8,403,667

Pipelines – 0.6%
BCP Renaissance Parent LLC(l)
737,500	0.000	10/31/28	735,103
CPPIB Capital, Inc.(3 mo. USD Term SOFR + 2.750%)
552,425	7.049	08/20/31	548,050
CQP Holdco LP(3 mo. USD Term SOFR + 2.000%)
634,328	6.299	12/31/30	630,579
Freeport LNG Investments LLLP
(3 mo. USD Term SOFR + 3.000%)
1,523,125	7.531	11/16/26	1,508,854
(3 mo. USD Term SOFR + 3.250%)
101,389	7.522	12/21/28	99,666
GIP Pilot Acquisition Partners LP (3 mo. USD Term SOFR + 2.000%)
992,873	6.277	10/04/30	$984,185

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)

Pipelines – (continued)
M6 ETX Holdings II Midco LLC(l)
$539,000	0.000%	04/01/32	$535,125
Oryx Midstream Services Permian Basin LLC(1 mo. USD Term SOFR + 2.250%)
805,664	6.573	10/05/28	796,729
Prairie ECI Acquiror LP(1 mo. USD Term SOFR + 4.250%)
972,583	8.572	08/01/29	956,292
TransMontaigne Operating Co. LP(1 mo. USD Term SOFR + 3.250%)
643,350	7.572	11/17/28	641,742
Traverse Midstream Partners LLC(3 mo. USD Term SOFR + 3.000%)
1,234,907	7.280	02/16/28	1,228,732

			8,665,057

Real Estate – 0.3%
CoreLogic, Inc.(1 mo. USD Term SOFR + 3.500%)
4,088,767	7.936	06/02/28	4,027,435
Forest City Enterprises LP(1 mo. USD Term SOFR + 3.500%)
1,035,960	7.936	12/08/25	993,942

			5,021,377

Real Estate Investment Trust – 0.1%
CHPPR Midco, Inc.(3 mo. USD Term SOFR + 8.750%)
847,616	13.046	12/31/29	855,032
RLJ Lodging Trust, L.P.(l)(h)
596,230	0.000	05/10/26	572,381

			1,427,413

Retailing – 0.8%
1011778 BC Unlimited Liability Co.(l)
155,279	0.000	09/20/30	153,533
Great Outdoors Group LLC(1 mo. USD Term SOFR + 3.250%)
1,372,500	7.572	01/23/32	1,339,217
IRB Holding Corp.(1 mo. USD Term SOFR + 2.500%)
1,058,989	6.822	12/15/27	1,050,135
Johnstone Supply LLC(1 mo. USD Term SOFR + 2.500%)
105,360	6.820	06/09/31	104,339
Kodiak Building Partners, Inc.(3 mo. USD Term SOFR + 3.750%)
452,481	8.035–8.039	12/04/31	434,137
LBM Acquisition LLC(l)
152,037	0.000	12/17/27	149,525
(1 mo. USD Term SOFR + 3.750%)
732,713	8.179	06/06/31	691,960
Les Schwab Tire Centers(1 mo. USD Term SOFR + 2.500%)–(3 mo. USD Term SOFR + 2.500%)
1,061,836	6.813–6.821	04/23/31	1,053,214
PetSmart, Inc.(1 mo. USD Term SOFR + 3.750%)
1,219,653	8.172	02/11/28	1,199,834
Specialty Building Products Holdings LLC(1 mo. USD Term SOFR + 3.750%)
774,360	8.172	10/15/28	721,556
Tacala LLC(1 mo. USD Term SOFR + 3.500%)
2,000,000	7.822	01/31/31	1,993,060

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)

Retailing – (continued)
Whatabrands LLC (1 mo. USD Term SOFR + 1.500%)
$3,347,509	6.822%	08/03/28	$3,325,181

			12,215,691

Semiconductors – 0.0%
Instructure Holdings, Inc.(3 mo. USD Term SOFR + 5.000%)
290,832	9.315	11/12/32	$286,016

Software – 3.8%
Applied Systems, Inc.
(3 mo. USD Term SOFR + 3.000%)
758,862	7.049	02/24/31	756,752
(3 mo. USD Term SOFR + 5.250%)
4,323,000	8.799	02/23/32	$4,413,524
Athenahealth Group, Inc. (1 mo. USD Term SOFR + 3.000%)
2,673,085	7.322	02/15/29	$2,646,782
Avalara, Inc.(3 mo. USD Term SOFR + 3.250%)
1,750,000	7.553	03/26/32	1,738,520
Avaya, Inc.(1 mo. USD Term SOFR + 7.500%)
2,526,411	11.822	08/01/28	1,957,969
Bending Spoons U.S., Inc.(3 mo. USD Term SOFR + 5.250%)
770,000	9.536	03/07/31	767,112
Bracket Intermediate Holding Corp.(3 mo. USD Term SOFR + 4.250%)
1,100,945	8.549	05/08/28	1,098,467
CCC Intelligent Solutions, Inc.(1 mo. USD Term SOFR + 2.000%)
938,815	6.322	01/23/32	936,468
Central Parent, Inc.(3 mo. USD Term SOFR + 3.250%)
1,346,890	7.549	07/06/29	1,119,239
Clearwater Analytics LLC(h) (3 mo. USD Term SOFR + 2.250%)
497,500	6.520	04/21/32	495,012
Cloud Software Group, Inc.
(3 mo. USD Term SOFR + 3.500%)
578,113	7.799	03/29/29	570,754
(3 mo. USD Term SOFR + 3.750%)
189,525	8.049	03/21/31	187,186
ConnectWise LLC(3 mo. USD Term SOFR + 3.500%)
966,986	8.061	09/29/28	963,766
Darktrace PLC
(3 mo. USD Term SOFR + 3.250%)
325,000	7.458	10/09/31	322,653
(3 mo. USD Term SOFR + 5.250%)
250,000	9.458	10/09/32	237,500
Databricks, Inc.(h) (1 mo. USD Term SOFR + 4.500%)
364,754	8.819	01/03/31	365,666
Dun & Bradstreet Corp.(1 mo. USD Term SOFR + 2.250%)
1,028,552	6.570	01/18/29	1,024,212
E2open, LLC(l)
651,694	0.000	02/04/28	647,621
Ellucian Holdings, Inc.
(1 mo. USD Term SOFR + 3.000%)
1,595,512	7.322	10/09/29	1,587,248
(1 mo. USD Term SOFR + 4.750%)
3,770,294	9.072	11/22/32	3,765,581

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)

Software – (continued)
Epicor Software Corp. (1 mo. USD Term SOFR + 2.750%)
$5,185,337	7.072%	05/30/31	$5,155,883
EverCommerce Inc(l)
395,217	0.000	07/06/28	$393,241
Flash Charm, Inc.(3 mo. USD Term SOFR + 3.500%)
452,044	7.791	03/02/28	409,385
Genesys Cloud Services Holdings II LLC(1 mo. USD Term SOFR + 2.500%)
497,500	6.822	01/30/32	490,142
Informatica LLC(1 mo. USD Term SOFR + 2.250%)
545,000	6.572	10/27/28	543,637
iSolved, Inc.(1 mo. USD Term SOFR + 3.250%)
1,007	7.572	10/15/30	1,006
Marcel Lux IV SARL(1 mo. USD Term SOFR + 3.500%)
1,018,327	7.830	11/12/30	1,015,781
Mavenir Systems, Inc.(3 mo. USD Term SOFR + 4.750%)
732,917	10.073	08/18/28	498,384
Mitnick Corporate Purchaser, Inc.(3 mo. USD Term SOFR + 4.500%)
354,092	8.880	05/02/29	247,156
Modena Buyer LLC(3 mo. USD Term SOFR + 4.500%)
665,925	8.780	07/01/31	629,892
Motus LLC(3 mo. USD Term SOFR + 4.000%)
899,584	8.049	12/11/28	888,339
Particle Investments SARL(1 mo. USD Term SOFR + 3.750%)
285,888	8.072	03/28/31	285,531
Planview Parent, Inc.(3 mo. USD Term SOFR + 3.500%)
588,521	7.799	12/17/27	575,280
PointClickCare Technologies, Inc.(3 mo. USD Term SOFR + 3.250%)
1,085,432	7.549	11/03/31	1,082,718
Polaris Newco LLC(3 mo. USD Term SOFR + 3.750%)
2,752,725	8.291	06/02/28	2,650,351
Project Alpha Intermediate Holding, Inc.(3 mo. USD Term SOFR + 3.250%)
149,429	7.549	10/28/30	148,703
Project Boost Purchaser LLC
(3 mo. USD Term SOFR + 3.000%)
790,049	7.299	07/16/31	782,038
(3 mo. USD Term SOFR + 5.250%)
1,500,000	9.549	07/16/32	1,470,000
Project Ruby Ultimate Parent Corp.(1 mo. USD Term SOFR + 3.000%)
1,130,205	7.436	03/10/28	1,124,961
PushPay USA, Inc.(3 mo. USD Term SOFR + 4.000%)
339,150	8.299	08/15/31	336,182
Quest Software U.S. Holdings, Inc.(3 mo. USD Term SOFR + 4.250%)
2,117,651	8.680	02/01/29	1,113,270
Quickbase, Inc.(h) (1 mo. USD Term SOFR + 3.500%)
379,961	7.822	10/02/28	374,261
RealPage, Inc.
(3 mo. USD Term SOFR + 3.000%)
2,691,998	7.561	04/24/28	$2,663,867

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)

Software – (continued)
(3 mo. USD Term SOFR + 3.750%)
	$1,850,000	8.049%	04/24/28	$1,844,598
Rocket Software, Inc.(1 mo. USD Term SOFR + 4.250%)
	356,375	8.572	11/28/28	353,602
SS&C Technologies, Inc.(1 mo. USD Term SOFR + 2.000%)
	607,471	6.322	05/09/31	606,396
UKG, Inc.(1 mo. USD Term SOFR + 3.000%)
	3,301,418	7.320	02/10/31	3,288,378
VS Buyer LLC(3 mo. USD Term SOFR + 2.750%)
	557,204	7.020	04/12/31	554,072
Waystar Technologies, Inc.(1 mo. USD Term SOFR + 2.250%)
	837,593	6.572	10/22/29	833,405
Zelis Payments Buyer, Inc.(1 mo. USD Term SOFR + 2.750%)
	792,990	7.072	09/28/29	773,165
Zuora, Inc.(1 mo. USD Term SOFR + 3.500%)
	352,914	7.822	02/14/32	348,062

				57,083,718

Telecommunications – 0.4%
Delta TopCo, Inc.
(3 mo. USD Term SOFR + 2.750%)
	228,039	7.069	11/30/29	226,171
(3 mo. USD Term SOFR + 3.500%)
	231,000	9.569	11/29/30	227,438
Ensono LP(1 mo. USD Term SOFR + 4.000%)
	1,169,913	8.436	05/26/28	1,151,265
Lumen Technologies, Inc.
(1 mo. USD Term SOFR + 2.350%)
	55,442	6.786	04/16/29	52,913
	56,686	6.786	04/15/30	53,922
Nuuday AS(3 mo. EUR EURIBOR + 6.500%)
EUR	400,000	9.035	02/03/28	454,699
Syniverse Holdings, Inc.(3 mo. USD Term SOFR + 7.000%)
	$994,898	11.299	05/13/27	946,188
Zayo Group Holdings, Inc. (1 mo. USD Term SOFR + 3.000%)
	3,161,161	7.436	03/09/27	$2,933,115

				6,045,711

Transportation – 0.2%
First Student Bidco, Inc. (3 mo. USD Term SOFR + 2.500%)
	892,529	6.799	07/21/28	$887,637
Genesee & Wyoming, Inc.(3 mo. USD Term SOFR + 1.750%)
	370,000	6.049	04/10/31	364,846
Kenan Advantage Group, Inc.(1 mo. USD Term SOFR + 3.250%)
	1,228,459	7.572	01/25/29	1,202,870
LaserShip, Inc.(3 mo. USD Term SOFR + 4.500%)
	1,595	6.061	08/10/29	199
Third Coast Infrastructure LLC(1 mo. USD Term SOFR + 4.250%)
	481,969	8.572	09/25/30	469,919

				2,925,471

TOTAL BANK LOANS
(Cost $380,314,813)				$371,888,699

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Shares	Description	Value

Common Stocks – 0.4%

Air Freight & Logistics(e) – 0.0%
32,972	Spirit Aviation Holdings, Inc.	$390,158

Chemicals(e)(h) – 0.1%
80,232	Cornerstone Chemical Reorg Equity	1,586,187

Commercial Services & Supplies(e) – 0.0%
1,565	Monitronics	19,824

Diversified Consumer Services(e) – 0.0%
7,679	Premier Brands Group Holding	12,801

Energy Equipment & Services(e) – 0.1%
73,839	Enviva Equity(h)	1,033,746
5,402	Nabors Industries Ltd.	144,979
17,933	Parker Drilling Co.(h)(i)	—

		1,178,725

Financial Services(e)(h) – 0.0%
240	Voyager Aviation Holdings LLC	—

Health Care Equipment & Supplies(e) – 0.1%
47,389	Envision Parent, Inc.	561,560

Health Care Providers & Services(e) – 0.0%
4,117	Air Methods Corp.	154,147

Media(e) – 0.0%
2,505	Audacy Class A	30,894
1,128	Beasley Broadcast Group, Inc. Class A(i)	6,103

		36,997

Metals & Mining(e) – 0.0%
627	Arctic Canadian Diamond Co. Ltd.(h)	59,316
1,239,530	Burgundy Diamond Mines Ltd.	28,583
7,732	Tacora Restructure(h)	7,732

		95,631

Oil, Gas & Consumable Fuels – 0.0%
85	Expand Energy Corp.	8,831

Pharmaceuticals(e)(h) – 0.0%
65,267	Lannett Co., Inc.	141,629

Professional Services(e) – 0.0%
61,506	Avaya Holdings Corp.(i)	338,283
865	Skillsoft Corp.	16,547

		354,830

Semiconductors & Semiconductor Equipment(e) – 0.0%
18,377	Bright Bidco BV	5,568

Specialty Retail(e)(h) – 0.1%
7,504	GTRC Reorg Equity	656,225

Shares	Description	Value

Common Stocks – (continued)

Specialty Retail(e)(h) – (continued)
343	Rite Aid Corp.	$—

		656,225

Wireless Telecommunication Services(e) – 0.0%
5,606	IQOR US, Inc.	8,409
14,518	Windstream Corp.	261,324

		269,733

TOTAL COMMON STOCKS
(Cost $7,308,671)		$5,472,846

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a)(b)(f) – 0.1%

Collateralized Loan Obligations – 0.1%
Benefit Street Partners CLO XXXIII Ltd. Series 2023-33A, Class E (3 mo. USD Term SOFR + 6.980%)
$250,000	11.262%	01/25/36	$249,320
Carlyle U.S. CLO Ltd. Series 2021-4A, Class E (3 mo. USD Term SOFR + 6.862%)
250,000	11.131	04/20/34	249,172
OHA Credit Funding 17 Ltd. Series 2024-17A, Class D1 (3 mo. USD Term SOFR + 3.300%)
250,000	7.570	04/20/37	250,723

			749,215

TOTAL ASSET-BACKED SECURITIES
(Cost $738,788)			$749,215

Units	Expiration Date	Value

Warrants(e) – 0.0%
Audacy, Inc.(h)
3,036	12/31/99	$304
Avation PLC
20,510	10/31/26	8,610
Expand Energy Corp.
162	02/09/26	14,008
Guitar Center, Inc.(h)
3,972	12/31/99	106,565
Intelsat SA(h)
1	02/17/27	3
Spirit Aviation Holdings, Inc.
3,972	12/31/99	50,313

TOTAL WARRANTS (Cost $410,083)		$179,803

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Dividend Rate	Value

Preferred Stocks(e)(h) – 0.0%

Financial Services – 0.0%
Voyager Aviation Holdings LLC
1,441	0.000%	$—

Specialty Retail – 0.0%
Guitar Center, Inc.
103	0.000	9,496

TOTAL PREFERRED STOCKS (Cost $84,145)		$9,496

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 0.6%
U.S. Treasury Bills(c)
$3,000,000	0.000%	05/15/25	$2,995,091
U.S. Treasury Notes
1,600,000	2.875	07/31/25	1,593,813
4,997,000	3.875	03/31/27	5,021,009

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $9,594,507)			$9,609,913

Shares	Dividend Rate	Value

Investment Company(m) – 5.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
78,898,558	4.248%	$78,898,558
(Cost $78,898,558)

TOTAL INVESTMENTS – 98.9%
(Cost $1,476,859,878)		$1,473,141,983

OTHER ASSETS IN EXCESS OF
LIABILITIES – 1.1%		17,106,669

NET ASSETS – 100.0%		$1,490,248,652

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on April 30, 2025.

(e)	Security is currently in default and/or non-income producing.

(f)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on April 30, 2025.

(g)	Pay-in-kind securities.

(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(i)	Restricted securities are not registered under the Securities Act of 1933, as amended, and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of Restricted securities amounts to $347,776, which represents approximately 0.0% of the Fund’s net assets as of April 30, 2025. See additional details below:

Restricted Security	Acquisition Date	Cost

Avaya Holdings Corp.	05/01/23	$132,475

Avaya Holdings Corp.	05/01/23	668,883

Beasley Broadcast Group, Inc.	10/08/24	11,880

Chesapeake Energy Corp.	12/06/19	42,991

Chesapeake Energy Corp.	06/21/19	316,924

Entorian Technologies, Inc.	04/23/24	—

Neiman Marcus Group Ltd. LLC	04/23/18	605,000

Par Pharmaceutical, Inc.	04/23/24	—

Parker Drilling Co.	04/16/20	—

Rite Aid Corp.	09/04/24	—

Rite Aid Corp.	09/04/24	—

(j)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $710,565, which represents approximately 0.1% of the Fund’s net assets as of April 30, 2025.

(k)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on April 30, 2025. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(l)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(m)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At April 30, 2025, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Air Comm Corp. LLC due 12/11/31	$153,846	$151,731	$(2,849)
Archkey Solutions LLC due 11/01/31	74,483	74,110	339
Citrin Cooperman Advisors LLC due 04/01/32	30,303	29,962	(191)
Databricks, Inc. due 01/03/31	80,246	80,447	594
Kaman Corp. due 02/26/32	41,747	41,084	(847)
Kaman Corp. due 02/26/32	215,517	212,049	(3,424)

TOTAL	$596,142	$589,383	$(6,378)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At April 30, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Barclays Bank PLC	COP	1,293,860,000	USD	293,675	06/18/25	$10,352
	CZK	9,110,000	USD	396,109	06/18/25	17,965
	CZK	145,543,604	USD	6,351,589	07/08/25	267,339
	MXN	22,633,486	USD	1,085,000	05/07/25	68,017
	MYR	9,442,318	USD	2,137,093	06/17/25	55,487
	MYR	11,730,582	USD	2,659,091	06/24/25	65,757
	THB	343,232,200	USD	10,293,363	06/12/25	14,591
	THB	8,532,000	USD	255,295	06/18/25	1,055
	TRY	213,000,000	USD	4,946,628	06/18/25	277,941
	TWD	102,000,000	USD	3,203,015	06/18/25	7,238
	USD	2,040,307	COP	8,655,595,000	06/18/25	6,448
	USD	1,310,900	COP	5,502,607,622	06/24/25	18,999
	USD	393,189	HUF	140,000,000	06/18/25	2,025
	USD	81,279	TRY	3,300,000	06/18/25	335
	USD	699,314	ZAR	13,000,000	06/18/25	3,173
BNP Paribas SA	EUR	6,043,046	USD	6,626,200	06/16/25	239,936
	PLN	20,538,303	USD	5,285,111	06/10/25	142,281
	TRY	453,604,294	USD	11,453,804	05/02/25	301,704
	USD	2,326,744	BRL	13,171,232	05/05/25	8,670
	USD	2,239,619	BRL	13,171,200	10/27/25	20,210
	USD	26,597,704	TRY	1,023,413,158	05/02/25	75,156
BofA Securities LLC	CLP	2,501,040,900	USD	2,571,500	05/06/25	69,582
	EGP	109,881,054	USD	2,077,539	05/13/25	68,736
	EUR	3,905,486	USD	4,342,900	07/07/25	100,649
	USD	1,201,585	COP	5,027,826,366	06/26/25	21,481
Citibank NA	BRL	118,621,757	USD	20,392,628	06/03/25	330,878
	CAD	1,464,705	USD	1,028,461	07/09/25	37,797
	CZK	72,780,000	USD	3,181,791	06/18/25	126,256
	EUR	2,101,061	USD	2,279,642	07/09/25	111,175
	GBP	90,207	USD	116,664	07/09/25	3,588
	HUF	4,106,665,483	USD	11,124,465	06/18/25	349,673
	IDR	11,500,000,000	USD	686,043	06/18/25	7,436
	KRW	3,721,255,000	USD	2,611,848	06/18/25	8,698
	MXN	84,625,000	USD	4,098,463	06/18/25	187,948
	PLN	43,800,000	USD	11,336,924	06/18/25	235,328
	THB	27,000,000	USD	782,389	06/18/25	28,844
	TRY	93,510,000	USD	2,277,096	06/18/25	16,563
	TWD	306,020,000	USD	9,441,683	06/18/25	189,704
	USD	987,918	COP	4,139,176,128	06/18/25	15,309

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Citibank NA (continued)	USD	2,768,000	EUR	2,423,109	07/09/25	$10,720
	USD	216,000	GBP	160,988	07/09/25	1,393
	USD	523,007	IDR	8,640,605,289	06/18/25	1,957
	USD	999,596	ZAR	18,320,000	06/18/25	18,573
	ZAR	84,790,000	USD	4,413,035	06/18/25	127,410
HSBC Bank PLC	BRL	69,043,876	USD	11,709,913	06/03/25	352,218
	CNH	3,000,000	USD	414,094	06/18/25	195
	CZK	86,850,000	USD	3,790,751	06/18/25	156,815
	EUR	9,880,000	USD	10,861,733	06/18/25	365,493
	HUF	384,830,000	USD	1,043,941	06/18/25	31,285
	INR	94,310,000	USD	1,090,087	06/18/25	20,461
	KRW	14,148,580,000	USD	9,790,185	06/18/25	173,393
	MXN	93,027,500	USD	4,475,808	06/18/25	236,207
	PLN	3,240,000	USD	833,275	06/18/25	22,754
	THB	153,230,000	USD	4,582,754	06/18/25	21,139
	TRY	80,250,000	USD	1,785,400	06/18/25	183,011
	USD	549,583	CNH	3,960,000	06/18/25	2,721
	USD	3,244,759	EUR	2,850,000	06/18/25	6,136
	USD	10,504,354	ZAR	192,820,000	06/18/25	178,978
JPMorgan Securities, Inc.	BRL	48,546,283	USD	8,143,300	10/27/25	36,977
	EGP	408,414,245	USD	7,729,263	05/27/25	187,199
	MXN	107,528,680	USD	5,207,200	05/07/25	270,629
	TRY	569,808,865	USD	14,399,500	05/02/25	367,540
	USD	1,300,500	COP	5,508,918,000	06/25/25	7,297
MS & Co. Int. PLC	EGP	84,840,372	USD	1,617,548	05/12/25	40,527
	EUR	1,496,380	USD	1,694,126	05/15/25	2,620
	GBP	210,634	USD	275,466	05/15/25	5,255
	USD	2,724,445	CLP	2,501,040,900	05/06/25	83,363
	USD	2,055,000	EUR	1,784,629	05/15/25	31,408
	USD	225,000	GBP	168,275	05/15/25	733
Standard Chartered Bank	CNH	39,440,243	USD	5,393,574	06/18/25	52,980
	CZK	94,670,000	USD	4,167,415	06/18/25	135,591
	HUF	102,810,000	USD	275,412	06/18/25	11,842
	INR	991,880,000	USD	11,295,129	06/18/25	384,767
	MXN	20,757,500	USD	1,006,510	06/18/25	44,896
	MYR	24,910,000	USD	5,645,806	06/18/25	138,769
	PLN	3,600,000	USD	948,950	06/18/25	2,194
	SGD	2,480,000	USD	1,892,302	06/18/25	11,801
	THB	220,900,000	USD	6,564,870	06/18/25	72,212
	TRY	8,700,000	USD	191,796	09/17/25	750
	USD	2,043,824	COP	8,655,595,000	06/18/25	9,965
	USD	2,134,572	EUR	1,865,000	06/18/25	15,263
	USD	4,567,834	PEN	16,731,975	06/18/25	11,245
	USD	16,238	ZAR	300,000	06/18/25	174
	ZAR	42,150,000	USD	2,217,841	06/18/25	39,262

TOTAL						$7,390,442

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Barclays Bank PLC	EUR	23,636,000	USD	27,020,217	07/17/25	$(111,446)

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Barclays Bank PLC (continued)	MXN	18,080,000	USD	918,425	06/18/25	$(2,640)
	PLN	800,000	USD	213,014	06/18/25	(1,649)
	RON	2,500,000	USD	568,333	06/18/25	(725)
	TRY	471,990,534	USD	11,355,500	07/16/25	(155,249)
	TRY	9,700,000	USD	227,881	09/17/25	(13,204)
	USD	53,023	AUD	84,000	06/12/25	(808)
	USD	2,201,413	BRL	13,171,232	05/05/25	(116,661)
	USD	7,157,250	BRL	41,457,757	06/03/25	(85,519)
	USD	350,253	CZK	8,060,000	06/18/25	(16,096)
	USD	1,842,641	IDR	31,216,026,040	06/18/25	(39,764)
	USD	3,572,542	MXN	72,300,000	06/18/25	(89,586)
	USD	2,167,408	PLN	8,250,000	06/18/25	(12,297)
	USD	2,865,778	TRY	123,820,000	06/18/25	(171,339)
	USD	211,214	TRY	9,700,000	09/17/25	(3,464)
	ZAR	4,730,000	USD	257,243	06/18/25	(3,955)
BNP Paribas SA	BRL	13,171,232	USD	2,337,397	05/05/25	(19,323)
	CZK	29,587,408	USD	1,350,209	07/08/25	(4,654)
	TRY	131,067,697	USD	3,328,112	05/27/25	(33,924)
	TRY	854,000,000	USD	21,415,585	06/02/25	(79,532)
	TRY	139,608,439	USD	3,390,900	07/16/25	(78,017)
	USD	6,626,200	HUF	2,443,566,303	06/16/25	(201,909)
	USD	1,047,900	PLN	4,069,393	06/10/25	(27,466)
	USD	6,767,872	TRY	293,082,676	07/16/25	(186,928)
BofA Securities LLC	PEN	9,535,122	USD	2,630,378	05/06/25	(29,864)
	USD	11,956,099	CNH	86,757,038	07/23/25	(56,304)
	USD	4,342,900	HUF	1,587,384,671	07/07/25	(87,754)
	USD	1,000,000	THB	34,070,000	06/12/25	(23,191)
Citibank NA	CNH	44,240,060	USD	6,149,522	06/18/25	(40,130)
	EUR	7,430,000	USD	8,507,133	06/18/25	(63,987)
	EUR	2,500,000	USD	2,854,495	07/09/25	(9,720)
	GBP	400,000	USD	533,326	07/09/25	(100)
	KRW	3,721,255,000	USD	2,629,370	06/18/25	(8,823)
	MXN	9,810,000	USD	499,011	06/18/25	(2,117)
	NGN	2,012,050,000	USD	1,252,054	08/12/25	(65,003)
	NGN	1,180,000,000	USD	670,455	01/28/26	(31,417)
	USD	756,041	BRL	4,370,000	06/03/25	(7,409)
	USD	1,045,493	CAD	1,486,198	07/09/25	(36,412)
	USD	416,199	CLP	394,890,000	06/18/25	(696)
	USD	9,210,282	CZK	211,230,000	06/18/25	(390,688)
	USD	400,225	EUR	367,951	07/09/25	(18,470)
	USD	809,879	GBP	625,624	07/09/25	(24,117)
	USD	8,630,522	HUF	3,128,640,000	06/18/25	(110,985)
	USD	6,184,380	IDR	104,600,971,777	06/18/25	(123,324)
	USD	544,306	INR	47,330,000	06/18/25	(13,029)
	USD	756,349	MXN	15,340,000	06/18/25	(20,651)
	USD	488,873	PEN	1,830,000	06/18/25	(9,487)
	USD	351,617	PHP	20,103,000	06/18/25	(8,380)
	USD	657,361	PLN	2,520,000	06/18/25	(8,440)
	USD	597,802	RON	2,740,000	06/18/25	(24,296)
	USD	2,373,786	THB	80,370,000	06/18/25	(40,982)
HSBC Bank PLC	CNH	2,638,613	USD	365,739	06/18/25	(1,356)
	COP	3,153,268,793	USD	744,394	06/18/25	(3,451)
	PEN	2,633,108	USD	717,451	06/18/25	(382)
	TRY	12,440,000	USD	308,951	06/18/25	(3,816)

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

HSBC Bank PLC (continued)	USD	10,968,833	BRL	64,718,198	06/03/25	$(337,591)
	USD	6,890,973	CNH	50,567,658	06/18/25	(92,237)
	USD	1,706,864	HUF	636,190,000	06/18/25	(70,668)
	USD	1,583,208	INR	136,730,000	06/18/25	(26,858)
	USD	9,741,441	KRW	14,148,580,000	06/18/25	(222,137)
	USD	3,997,203	MXN	81,930,000	06/18/25	(152,702)
	USD	14,027,935	PLN	54,210,000	06/18/25	(294,708)
	USD	1,861,951	SGD	2,480,000	06/18/25	(42,152)
	USD	489,016	THB	16,403,000	06/18/25	(3,823)
	USD	1,719,575	TRY	75,470,000	06/18/25	(131,590)
JPMorgan Securities, Inc.	USD	2,571,500	PEN	9,535,122	05/06/25	(29,015)
	USD	7,375,196	TRY	318,516,297	07/16/25	(183,138)
	USD	2,437,193	TRY	111,087,234	09/08/25	(45,358)
MS & Co. Int. PLC	EGP	36,000,000	USD	679,887	07/28/25	(727)
	EUR	3,776,583	USD	4,315,925	05/15/25	(33,655)
	GBP	500,000	USD	667,000	05/15/25	(628)
	TRY	111,087,234	USD	2,620,600	09/08/25	(138,050)
Standard Chartered Bank	CLP	895,978,000	USD	959,538	06/18/25	(13,631)
	RON	1,080,000	USD	246,050	06/18/25	(843)
	USD	4,244,809	CLP	4,144,070,000	06/18/25	(130,193)
	USD	376,560	CNH	2,727,946	06/18/25	(159)
	USD	3,572,640	EUR	3,192,361	06/18/25	(55,027)
	USD	1,545,429	IDR	26,143,739,166	06/18/25	(31,105)
	USD	8,827,839	MXN	183,600,000	06/18/25	(471,839)
	USD	2,492,349	MYR	11,018,000	06/18/25	(66,240)
	USD	794,020	PEN	2,918,025	06/18/25	(640)
	USD	4,483,143	PHP	257,440,000	06/18/25	(126,991)
	USD	4,231,895	PLN	16,230,000	06/18/25	(56,179)
	USD	9,892,592	THB	333,220,000	06/18/25	(119,216)
	USD	2,938,587	ZAR	55,570,000	06/18/25	(37,148)

TOTAL						$(5,635,184)

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At April 30, 2025, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Counterparty	Termination Date	Notional Amount (000s)			Value	Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M CNRR(a)	1.670%(a)	Barclays Bank PLC	06/18/30	CNY	125,500	(b)	$223,952	$—	$223,952
9.255(a)	3M PIBR(a)	Barclays Bank PLC	06/18/35	COP	10,487,690	(b)	(54,604)	—	(54,604)
1M BID Average(c)	13.780(c)	Citibank NA	01/04/27	BRL	28,600		(5,603)	—	(5,603)
3M KWCDC(a)	2.546(a)	Citibank NA	06/18/28	KRW	48,202,400	(b)	356,012	16,241	339,771
1M BID Average(c)	14.885(c)	Citibank NA	01/02/29	BRL	1,750		9,485	—	9,485
8.750(a)	3M PIBR(a)	Citibank NA	06/18/30	COP	16,061,500	(b)	(65,997)	—	(65,997)
6M BUBOR(d)	6.390(e)	Citibank NA	06/18/30	HUF	657,000	(b)	39,643	—	39,643
6M BUBOR(d)	6.345(e)	Citibank NA	06/18/30		340,000	(b)	18,618	—	18,618
2.652(a)	3M KWCDC(a)	Citibank NA	06/18/35	KRW	15,620,670	(b)	(277,741)	(4,164)	(273,577)
2.544(a)	3M KWCDC(a)	Citibank NA	06/18/35		900,000	(b)	(9,779)	—	(9,779)
6M BUBOR(d)	5.830(d)	HSBC Bank PLC	06/18/27	INR	1,600,000	(b)	128,932	—	128,932
3M KWCDC(a)	2.360(a)	HSBC Bank PLC	06/18/28	KRW	4,000,000	(b)	14,336	—	14,336
6M BUBOR(d)	5.930(d)	HSBC Bank PLC	06/18/30	INR	850,000	(b)	140,696	—	140,696
3M THOR(a)	1.627(a)	HSBC Bank PLC	06/18/30	THB	67,500	(b)	21,630	—	21,630
6M BUBOR(d)	6.270(e)	HSBC Bank PLC	06/18/30	HUF	1,314,000	(b)	60,759	—	60,759
6M BUBOR(d)	6.290(e)	HSBC Bank PLC	06/18/30		657,000	(b)	31,924	—	31,924
12M CNRR(a)	1.380(a)	HSBC Bank PLC	06/18/30	CNY	61,500	(b)	(7,046)	—	(7,046)

TOTAL							$625,217	$12,077	$613,140

(a)	Payments made quarterly.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to April 30, 2025.
(c)	Payments made at maturity.
(d)	Payments made semi-annually.
(e)	Payments made annually.

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at April 30, 2025(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
American Airlines Group, Inc., 3.750%, 03/01/25	5.000%	6.783%	Citibank NA	06/20/28	$630	$(25,514)	$(31,171)	$ 5,657

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS (continued)

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at April 30, 2025(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

CCO Holdings LLC, 5.000%, 02/01/28	5.000%	1.809%	Citibank NA	12/20/29	$1,098	$151,337	$135,557	$15,780

TOTAL						$125,823	$104,386	$21,437

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at April 30, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 43	5.000%	4.123%	06/20/30	$20,960	$879,169	$787,240	$91,929

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazil Real
CAD	—Canadian Dollar
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Republic Koruna
DOP	—Dominican Republic Peso
EGP	—Egypt Pound
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
IDR	—Indonesia Rupiah
INR	—Indian Rupee
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysia Ringgit
NGN	—Nigeria Naira
PEN	—Peru Nuevo Sol
PHP	—Philippines Peso
PLN	—Polish Zloty
RON	—Romania New Leu
SGD	—Singapore Dollar
THB	—Thailand Baht
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
UYU	—Uruguay Peso
ZAR	—South African Rand

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
EURIBOR	—Euro Interbank Offered Rate
ICE	—Inter-Continental Exchange
LLC	—Limited Liability Company
LP	—Limited Partnership
PIK	—Payment in kind
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Financing Rate

Abbreviations:
1M BID Avg	—1 Month Brazilian Interbank Deposit Average
BofA Securities LLC	—Bank of America Securities LLC
BUBOR	—Budapest Interbank Offered Rate
CDX.NA.HY Ind 43	—CDX North America High Yield Index 43
CNRR	—China Fixing Repo Rate
KWCDC	—South Korean Won Certificate of Deposit
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 96.8%

Australia – 4.3%
231,037	Aurizon Holdings Ltd. (Ground Transportation)	$452,304
800,111	Cleanaway Waste Management Ltd. (Commercial Services & Supplies)	1,331,550
544,001	Goodman Group (Industrial REITs)	10,414,266
1,657,342	Mirvac Group (Diversified REITs)	2,417,485
1,777,511	National Storage REIT (Specialized REITs)	2,613,678
524,625	NEXTDC Ltd.* (IT Services)	3,983,128
1,809,963	Scentre Group (Retail REITs)	4,193,220
2,083,649	Stockland (Diversified REITs)	7,322,433
283,034	Transurban Group (Transportation Infrastructure)	2,550,525

		35,278,589

Belgium – 0.4%
9,533	Elia Group SA (Electric Utilities)	1,033,563
48,256	Shurgard Self Storage Ltd. (Specialized REITs)	2,002,194
330	VGP NV (Real Estate Management & Development)	30,534
1,098	Warehouses De Pauw CVA* (Industrial REITs)	28,045

		3,094,336

Brazil – 0.6%
144,286	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR* (Water Utilities)	2,933,334
455,997	Cia Paranaense de Energia - Copel (Electric Utilities)	838,852
600,449	Santos Brasil Participacoes SA (Transportation Infrastructure)	1,432,575

		5,204,761

Canada – 8.2%
100,625	Allied Properties Real Estate Investment Trust (Office REITs)	1,119,678
58,129	Canadian Apartment Properties REIT (Residential REITs)	1,775,157
193,837	Chartwell Retirement Residences (Health Care Providers & Services)	2,433,859
368,552	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	17,235,273
27,573	Fortis, Inc. (Electric Utilities)	1,365,450
26,936	GFL Environmental, Inc. (Commercial Services & Supplies)	1,344,106
44,040	Hydro One Ltd.(a) (Electric Utilities)	1,694,387
324,855	InterRent Real Estate Investment Trust (Residential REITs)	2,660,389
105,840	Keyera Corp. (Oil, Gas & Consumable Fuels)	3,285,140
315,429	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	12,057,963
24,099	RioCan Real Estate Investment Trust (Retail REITs)	301,019
74,352	South Bow Corp. (Oil, Gas & Consumable Fuels)	1,836,418

Shares	Description	Value

Common Stocks (continued)

Canada (continued)
396,551	TC Energy Corp. (Oil, Gas & Consumable Fuels)	$20,034,656

		67,143,495

China – 0.6%
965,600	China Tower Corp. Ltd. Class H(a) (Diversified Telecommunication Services)	1,398,649
440,800	ENN Energy Holdings Ltd. (Gas Utilities)	3,479,841

		4,878,490

France – 5.2%
10,956	Aeroports de Paris SA (Transportation Infrastructure)	1,370,012
29,810	Eiffage SA (Construction & Engineering)	4,056,328
15,337	Gecina SA (Office REITs)	1,574,475
226,505	Klepierre SA (Retail REITs)	8,290,799
54,483	Unibail-Rodamco-Westfield* (Retail REITs)	4,612,261
161,087	Vinci SA (Construction & Engineering)	22,627,459

		42,531,334

Germany – 1.5%
34,128	Fraport AG Frankfurt Airport Services Worldwide* (Transportation Infrastructure)	2,261,716
36,213	RWE AG (Independent Power and Renewable Electricity Producers)	1,406,301
270,918	Vonovia SE (Real Estate Management & Development)	8,986,376

		12,654,393

Hong Kong – 1.6%
190,400	China Resources Gas Group Ltd. (Gas Utilities)	531,863
1,370,200	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	1,232,870
34,264	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	167,688
662,000	Kunlun Energy Co. Ltd. (Gas Utilities)	631,002
717,640	Link REIT (Retail REITs)	3,359,887
147,500	Power Assets Holdings Ltd. (Electric Utilities)	975,446
435,055	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	4,127,111
569,400	Swire Properties Ltd. (Real Estate Management & Development)	1,258,358
326,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	779,645

		13,063,870

Italy – 0.7%
278,430	Enel SpA (Electric Utilities)	2,411,067

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Shares	Description	Value

Common Stocks (continued)

Italy (continued)
54,208	Infrastrutture Wireless Italiane SpA(a) (Diversified Telecommunication Services)	$647,360
105,405	Italgas SpA (Gas Utilities)	866,009
186,600	Terna - Rete Elettrica Nazionale (Electric Utilities)	1,855,515

		5,779,951

Japan – 5.8%
945	Advance Residence Investment Corp. (Residential REITs)	973,734
84,300	Chubu Electric Power Co., Inc. (Electric Utilities)	1,094,663
825	Daiwa House REIT Investment Corp. (Diversified REITs)	1,381,853
42,400	East Japan Railway Co. (Ground Transportation)	919,099
3,897	GLP J-Reit (Industrial REITs)	3,361,344
6,873	Invincible Investment Corp. (Hotel & Resort REITs)	2,840,665
1,567	Japan Hotel REIT Investment Corp. (Hotel & Resort REITs)	774,897
772	Japan Metropolitan Fund Invest (Retail REITs)	514,368
1,032	Japan Real Estate Investment Corp. (Office REITs)	819,008
191,300	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	3,360,371
1,113,233	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	11,032,859
2,657	Nippon Accommodations Fund, Inc. (Residential REITs)	2,167,504
4,400	Nippon Building Fund, Inc. (Office REITs)	4,084,121
936	Nippon Prologis REIT, Inc. (Industrial REITs)	1,547,980
1,716	Orix JREIT, Inc. (Office REITs)	2,161,259
75,800	Osaka Gas Co. Ltd. (Gas Utilities)	1,922,141
2,646	Sekisui House Reit, Inc. (Diversified REITs)	1,427,462
94,109	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	3,505,209
97,200	Tokyo Gas Co. Ltd. (Gas Utilities)	3,229,256

		47,117,793

Luxembourg – 0.1%
146,185	SES SA (Media)	775,072

Malaysia – 0.1%
357,000	Tenaga Nasional Bhd. (Electric Utilities)	1,148,162

Mexico – 0.7%
6,510	Grupo Aeroportuario del Centro Norte SAB de CV ADR (Transportation Infrastructure)	579,195

Shares	Description	Value

Common Stocks (continued)

Mexico (continued)
13,380	Grupo Aeroportuario del Pacifico SAB de CV ADR* (Transportation Infrastructure)	$2,749,724
66,162	Grupo Aeroportuario del Sureste SAB de CV Class B (Transportation Infrastructure)	2,095,841
138,674	Prologis Property Mexico SA de CV (Industrial REITs)	493,938

		5,918,698

Netherlands – 0.2%
41,794	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	1,728,210

New Zealand – 0.2%
359,731	Auckland International Airport Ltd. (Transportation Infrastructure)	1,606,875

Philippines – 0.1%
196,230	International Container Terminal Services, Inc. (Transportation Infrastructure)	1,200,178

Singapore – 1.4%
979,253	CapitaLand Ascendas REIT (Industrial REITs)	1,995,383
1,491,704	CapitaLand Integrated Commercial Trust (Retail REITs)	2,454,897
284,734	CapitaLand Investment Ltd. (Real Estate Management & Development)	600,103
342,621	Frasers Logistics & Commercial Trust (Industrial REITs)	235,016
1,961,989	Keppel DC REIT (Specialized REITs)	3,246,002
899,100	Mapletree Industrial Trust (Industrial REITs)	1,390,799
1,477,639	Mapletree Logistics Trust (Industrial REITs)	1,271,555

		11,193,755

Spain – 2.9%
14,057	Aena SME SA(a) (Transportation Infrastructure)	3,531,342
322,808	Cellnex Telecom SA*(a) (Diversified Telecommunication Services)	13,063,830
218,435	Merlin Properties Socimi SA (Diversified REITs)	2,477,112
32,041	Naturgy Energy Group SA (Gas Utilities)	954,567
167,825	Redeia Corp. SA (Electric Utilities)	3,519,338

		23,546,189

Sweden – 1.0%
45,260	Catena AB (Real Estate Management & Development)	2,130,674
506,140	Fastighets AB Balder Class B* (Real Estate Management & Development)	3,638,356
214,750	Wihlborgs Fastigheter AB (Real Estate Management & Development)	2,227,466

		7,996,496

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks (continued)

Switzerland – 0.3%
9,434	PSP Swiss Property AG (Real Estate Management & Development)	$1,679,918
5,368	Swiss Prime Site AG (Real Estate Management & Development)	756,920

		2,436,838

United Kingdom – 5.3%
649,847	Grainger PLC (Real Estate Management & Development)	1,864,377
991,817	LondonMetric Property PLC (Diversified REITs)	2,544,715
1,430,301	National Grid PLC (Multi-Utilities)	20,645,109
288,419	Pennon Group PLC (Water Utilities)	1,930,774
156,413	Safestore Holdings PLC (Specialized REITs)	1,316,462
387,539	Segro PLC REIT (Industrial REITs)	3,525,309
76,013	Severn Trent PLC (Water Utilities)	2,827,475
858,743	Tritax Big Box REIT PLC (Industrial REITs)	1,642,678
449,172	UNITE Group PLC (Residential REITs)	5,160,548
105,050	United Utilities Group PLC (Water Utilities)	1,579,359

		43,036,806

United States – 55.6%
82,765	Agree Realty Corp. (Retail REITs)	6,423,392
655	Alexandria Real Estate Equities, Inc. (Health Care REITs)	47,592
29,539	Ameren Corp. (Multi-Utilities)	2,931,450
234,299	American Healthcare REIT, Inc. (Health Care REITs)	7,563,172
189,095	American Homes 4 Rent Class A (Residential REITs)	7,070,262
126,961	American Tower Corp. (Specialized REITs)	28,618,279
21,220	American Water Works Co., Inc. (Water Utilities)	3,119,552
272,211	Americold Realty Trust, Inc. (Industrial REITs)	5,264,561
25,644	Atmos Energy Corp. (Gas Utilities)	4,119,196
37,943	AvalonBay Communities, Inc. (Residential REITs)	7,967,271
85,384	Brixmor Property Group, Inc. (Retail REITs)	2,126,915
121,221	Broadstone Net Lease, Inc. (Diversified REITs)	1,961,356
280,047	CenterPoint Energy, Inc. (Multi-Utilities)	10,860,223
22,665	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	5,238,108
56,998	Consolidated Edison, Inc. (Multi-Utilities)	6,426,525
39,054	COPT Defense Properties (Office REITs)	1,019,700
80,595	Cousins Properties, Inc. (Office REITs)	2,219,586

Shares	Description	Value

Common Stocks (continued)

United States (continued)
101,837	Crown Castle, Inc. (Specialized REITs)	$10,770,281
71,064	Curbline Properties Corp. (Retail REITs)	1,626,655
56,853	Digital Realty Trust, Inc. (Specialized REITs)	9,127,181
42,833	DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	4,163,368
14,161	EastGroup Properties, Inc. (Industrial REITs)	2,314,191
22,245	Entergy Corp. (Electric Utilities)	1,850,117
67,327	EPR Properties (Specialized REITs)	3,332,013
31,722	Equinix, Inc. (Specialized REITs)	27,304,711
51,098	Equity LifeStyle Properties, Inc. (Residential REITs)	3,310,128
108,998	Equity Residential (Residential REITs)	7,658,199
114,895	Essential Properties Realty Trust, Inc. (Diversified REITs)	3,696,172
37,637	Essex Property Trust, Inc. (Residential REITs)	10,506,369
34,068	Evergy, Inc. (Electric Utilities)	2,354,099
329,681	Exelon Corp. (Electric Utilities)	15,462,039
89,575	Extra Space Storage, Inc. (Specialized REITs)	13,124,529
65,000	First Industrial Realty Trust, Inc. (Industrial REITs)	3,092,700
59,113	Gaming & Leisure Properties, Inc. (Specialized REITs)	2,829,148
59,174	Global Medical REIT, Inc. (Health Care REITs)	458,007
146,866	Healthcare Realty Trust, Inc. (Health Care REITs)	2,280,829
195,924	Healthpeak Properties, Inc. (Health Care REITs)	3,495,284
175,227	Invitation Homes, Inc. (Residential REITs)	5,991,011
86,535	Iron Mountain, Inc. (Specialized REITs)	7,759,593
98,735	Kilroy Realty Corp. (Office REITs)	3,111,140
223,738	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	5,884,309
28,284	Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,169,261
2,808	Lineage, Inc. (Industrial REITs)	135,430
16,629	LXP Industrial Trust (Industrial REITs)	131,203
18,261	Mid-America Apartment Communities, Inc. (Residential REITs)	2,915,369
18,860	National Health Investors, Inc. (Health Care REITs)	1,427,136
67,071	National Storage Affiliates Trust (Specialized REITs)	2,495,041
229,019	NiSource, Inc. (Multi-Utilities)	8,956,933
3,077	Omega Healthcare Investors, Inc. (Health Care REITs)	120,157
14,757	ONE Gas, Inc. (Gas Utilities)	1,158,572

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Shares	Description	Value

Common Stocks (continued)

United States (continued)
55,348	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	$4,547,392
740,382	PG&E Corp. (Electric Utilities)	12,231,111
185,834	Piedmont Office Realty Trust, Inc. Class A (Office REITs)	1,098,279
33,501	Pinnacle West Capital Corp. (Electric Utilities)	3,188,625
64,887	PPL Corp. (Electric Utilities)	2,368,376
166,598	Prologis, Inc. (Industrial REITs)	17,026,316
13,332	Public Storage (Specialized REITs)	4,005,333
21,260	Realty Income Corp. (Retail REITs)	1,230,104
116,563	Regency Centers Corp. (Retail REITs)	8,413,517
91,887	Rexford Industrial Realty, Inc. (Industrial REITs)	3,041,460
46,091	Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	4,053,703
173,622	Sabra Health Care REIT, Inc. (Health Care REITs)	3,099,153
12,833	SBA Communications Corp. (Specialized REITs)	3,123,552
80,175	Sempra (Multi-Utilities)	5,954,597
70,575	Simon Property Group, Inc. (Retail REITs)	11,107,093
40,420	SL Green Realty Corp. (Office REITs)	2,126,496
44,908	Smartstop Self Storage REIT, Inc. (Specialized REITs)	1,578,067
60,699	STAG Industrial, Inc. (Industrial REITs)	2,004,888
114,761	Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	957,107
41,495	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	7,091,496
31,615	TXNM Energy, Inc. (Electric Utilities)	1,681,918
26,847	UDR, Inc. (Residential REITs)	1,124,352
73,078	Urban Edge Properties (Retail REITs)	1,320,519
142,229	Ventas, Inc. (Health Care REITs)	9,967,408
163,890	Venture Global, Inc. Class A (Oil, Gas & Consumable Fuels)	1,375,037
223,909	Veris Residential, Inc. (Residential REITs)	3,475,068
277,162	VICI Properties, Inc. (Specialized REITs)	8,874,727
47,332	Vornado Realty Trust (Office REITs)	1,669,873
6,805	Waste Connections, Inc. (Commercial Services & Supplies)	1,343,970
14,719	WEC Energy Group, Inc. (Multi-Utilities)	1,612,025

Shares	Description	Value

Common Stocks (continued)

United States (continued)
185,734	Welltower, Inc. (Health Care REITs)	$28,341,151
378,832	Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	22,188,190

		454,209,218

TOTAL COMMON STOCKS (Cost $648,906,522)		$791,543,509

Shares	Dividend Rate	Value

Investment Company(b) – 2.2%

Goldman Sachs Financial Square Government Fund — Institutional Shares
18,236,035	4.248%	$18,236,035

(Cost $18,236,035)

TOTAL INVESTMENTS – 99.0%
(Cost $667,142,557)		$809,779,544

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		7,811,400

NET ASSETS – 100.0%		$817,590,944

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

SECTOR ALLOCATION AS OF APRIL 30, 2025

Sector	% of Total Market Value

Real Estate	57.5%

Utilities	17.8

Energy	13.3

Industrials	6.3

Investment Company	2.3

Communication Services	2.0

Information Technology	0.5

Health Care	0.3

100.0%

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At April 30, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

State Street Bank and Trust	USD	961,316	EUR	847,257	05/05/25	$1,210
	USD	304,267	JPY	43,459,386	05/01/25	279

TOTAL						$1,489

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

State Street Bank and Trust	USD	142,837	HKD	1,107,944	05/06/25	$ (28)
	USD	37,452	JPY	5,367,995	05/01/25	(96)
	USD	133,829	SEK	1,294,786	05/05/25	(171)
	USD	148,765	SGD	194,258	05/05/25	(13)

TOTAL						$(308)

FUTURES CONTRACTS — At April 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Dow Jones U.S. Real Estate Index	439	06/20/25	$15,764,490	$(194,016)

Currency Abbreviations:
EUR	—Euro
HKD	—Hong Kong Dollar
JPY	—Japanese Yen
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Statements of Assets and Liabilities April 30, 2025 (Unaudited)

	Multi-Manager Global Equity Fund	Multi-Manager Non-Core Fixed Income Fund	Multi-Manager Real Assets Strategy Fund

Assets:

Investments in unaffiliated issuers, at value (cost $1,188,278,848, $1,397,961,320 and $648,906,522, respectively)	$1,377,330,942	$1,394,243,425	$791,543,509
Investments in affiliated issuers, at value (cost $104,387,560, $78,898,558 and $18,236,035, respectively)	104,387,560	78,898,558	18,236,035
Cash	1,638,791	65,819	481,876
Foreign currencies, at value (cost $347,012, $7,254,969 and $864,652, respectively)	405,456	7,318,954	864,335
Unrealized gain on swap contracts	—	1,051,183	—
Unrealized gain on forward foreign currency exchange contracts	419,094	7,390,442	1,489
Variation margin on futures contracts	617,634	—	75,136
Receivables:
Collateral on certain derivative contracts(a)	20,793,406	4,807,070	1,234,918
Investments sold	14,130,226	62,729,043	21,678,803
Fund shares sold	2,450,000	—	—
Interest and dividends	2,373,464	20,587,118	1,449,344
Investments sold on an extended-settlement basis	1,194,736	7,302,210	3,271,060
Foreign tax reclaims	745,476	261,125	129,420
Reimbursement from investment adviser	26,461	—	—
Due from broker - upfront payment	—	24,626	—
Upfront payments made on swap contracts	—	151,798	—
Other assets	9,762	17,805	8,701

Total assets	1,526,523,008	1,584,849,176	838,974,626

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	7,382,728	5,635,184	308
Unrealized loss on swap contracts	—	416,606	—
Variation margin on swaps contracts	—	71,241	—
Unrealized loss on unfunded loan commitment	—	6,378	—
Payables:
Investments purchased	7,386,155	43,867,468	573,145
Fund shares redeemed	2,650,000	36,674,000	18,969,000
Investments purchased on an extended-settlement basis	2,178,158	3,844,690	1,321,972
Foreign Capital Gains taxes	389,343	240,274	—
Management fees	201,324	244,613	187,758
Transfer Agency fees	11,980	12,702	7,034
Income distributions	—	45,819	—
Upfront payments received on swap contracts	—	35,335	—
Due to broker	—	2,720,013	—
Accrued expenses	750,389	786,201	324,465

Total liabilities	20,950,077	94,600,524	21,383,682

Net Assets:
Paid-in capital	1,324,417,074	1,700,583,456	695,190,674
Total distributable earnings (loss)	181,155,857	(210,334,804)	122,400,270

NET ASSETS	$1,505,572,931	$1,490,248,652	$817,590,944

Shares Outstanding $0.001 par value (unlimited number of shares authorized):	132,152,903	197,902,000	80,109,168
Net asset value, offering and redemption price per share:	$11.39	$7.53	$10.21

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	Forwards	TBA

Multi-Manager Global Equity Fund	$9,623,406	$11,170,000	$—	$—
Multi-Manager Non-Core Fixed Income Fund	—	4,657,070	130,000	20,000
Multi-Manager Real Assets Strategy Fund	1,234,918	—	—	—

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Statements of Operations For the Six Months Ended April 30, 2025 (Unaudited)

	Multi-Manager Global Equity Fund	Multi-Manager Non-Core Fixed Income Fund	Multi-Manager Real Assets Strategy Fund

Investment Income:

Dividends — unaffiliated issuers (net of tax withholding of $655,954, $18,169 and $745,399, respectively)	$10,790,779	$ 121	$13,253,094

Dividends — affiliated issuers	2,391,869	1,844,227	530,451

Interest (net of foreign withholding taxes of $6, $580,289 and $0, respectively)	62,708	58,619,676	24,083

Total investment income	13,245,356	60,464,024	13,807,628

Expenses:

Management fees	7,193,581	6,554,871	4,200,327

Custody, accounting and administrative services	711,091	704,856	315,658

Professional fees	170,960	134,909	94,861

Transfer Agency fees	144,036	154,232	84,007

Trustee fees	14,677	14,987	14,243

Registration fees	13,993	18,738	13,279

Printing and mailing costs	13,538	19,962	12,804

Prime broker fees	5,996	373	—

Other	40,154	33,685	17,951

Total expenses	8,308,026	7,636,613	4,753,130

Less — expense reductions	(4,967,194)	(3,544,268)	(1,970,725)

Net expenses	3,340,832	4,092,345	2,782,405

NET INVESTMENT INCOME	9,904,524	56,371,679	11,025,223

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers (including commission recapture of $24,645, $0 and $7,645, respectively)	15,700,853	(18,447,957)	9,415,026

Purchased options	—	(285,267)	—

Futures contracts	(1,439,925)	—	(1,661,490)

Swap contracts	—	(250,656)	—

Forward foreign currency exchange contracts	6,465,822	(668,678)	5,289

Foreign currency transactions	(217,865)	(859,108)	(63,014)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of foreign capital gains tax of $411,222, $(115,501) and $0, respectively)	(31,536,210)	3,055,659	12,673

Unfunded loan commitment	—	(6,601)	—

Purchased options	—	185,895	—

Futures contracts	(2,142,698)	—	685,614

Swap contracts	—	499,843	—

Forward foreign currency exchange contracts	(11,969,523)	2,712,191	1,488

Foreign currency translation	250,510	523,684	61,547

Net realized and unrealized gain (loss)	(24,889,036)	(13,540,995)	8,457,133

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,984,512)	$ 42,830,684	$19,482,356

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Statements of Changes in Net Assets

	Multi-Manager Global Equity Fund		Multi-Manager Non-Core Fixed Income Fund

	For the Six Months Ended April 30, 2025 (Unaudited)	For the Fiscal Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (Unaudited)	For the Fiscal Year Ended October 31, 2024

From operations:

Net investment income	$ 9,904,524	$ 13,909,201	$ 56,371,679	$ 109,010,199

Net realized gain (loss)	20,508,885	24,784,553	(20,511,666)	(15,450,069)

Net change in unrealized gain (loss)	(45,397,921)	201,082,395	6,970,671	68,828,630

Net increase (decrease) in net assets resulting from operations	(14,984,512)	239,776,149	42,830,684	162,388,760

Distributions to shareholders:

From distributable earnings	(45,411,573)	(10,768,945)	(56,739,390)	(111,334,449)

From share transactions:

Proceeds from sales of shares	322,445,000	603,550,395	50,067,000	809,497,000

Reinvestment of distributions	45,411,573	10,768,945	56,732,571	111,049,666

Cost of shares redeemed	(116,486,106)	(290,198,440)	(227,895,948)	(417,022,512)

Net increase (decrease) in net assets resulting from share transactions	251,370,467	324,120,900	(121,096,377)	503,524,154

TOTAL INCREASE (DECREASE)	190,974,382	553,128,104	(135,005,083)	554,578,465

Net assets:

Beginning of period	1,314,598,549	761,470,445	1,625,253,735	1,070,675,270

End of period	$1,505,572,931	$1,314,598,549	$1,490,248,652	$1,625,253,735

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Statements of Changes in Net Assets (continued)

	Multi-Manager Real Assets Strategy Fund

	For the Six Months Ended April 30, 2025 (Unaudited)	For the Fiscal Year Ended October 31, 2024

From operations:

Net investment income	$ 11,025,223	$ 22,715,122

Net realized gain	7,695,811	7,097,423

Net change in unrealized gain	761,322	167,200,284

Net increase in net assets resulting from operations	19,482,356	197,012,829

Distributions to shareholders:

From distributable earnings	(27,001,459)	(15,471,294)

From share transactions:

Proceeds from sales of shares	71,567,000	357,847,599

Reinvestment of distributions	27,001,459	15,471,294

Cost of shares redeemed	(187,954,787)	(212,893,728)

Net increase (decrease) in net assets resulting from share transactions	(89,386,328)	160,425,165

TOTAL INCREASE (DECREASE)	(96,905,431)	341,966,700

Net assets:

Beginning of period	914,496,375	572,529,675

End of period	$ 817,590,944	$ 914,496,375

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Multi-Manager Global Equity Fund

	Class R6 Shares
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$11.80		$9.22	$9.09	$14.91	$10.64	$10.97

Net investment income(a)	0.08		0.14	0.14	0.13	0.14	0.14

Net realized and unrealized gain (loss)	(0.11)		2.57	0.74	(2.39)	4.37	0.15

Total from investment operations	(0.03)		2.71	0.88	(2.26)	4.51	0.29

Distributions to shareholders from net investment income	(0.13)		(0.13)	(0.31)	(0.18)	(0.09)	(0.33)

Distributions to shareholders from net realized gains	(0.25)		—	(0.44)	(3.38)	(0.15)	(0.29)

Total distributions	(0.38)		(0.13)	(0.75)	(3.56)	(0.24)	(0.62)

Net asset value, end of period	$11.39		$11.80	$9.22	$9.09	$14.91	$10.64

Total return(b)	(0.40)%		29.62%	10.10%	(19.61)%	42.93%	2.60%

Net assets, end of period (in 000s)	$1,505,573		$1,314,599	$761,470	$372,330	$526,397	$527,449

Ratio of net expenses to average net assets	0.46	%(c)	0.50%	0.53%	0.52%	0.51%	0.46%

Ratio of total expenses to average net assets	1.15	%(c)	1.25%	1.40%	1.48%	1.31%	1.53%

Ratio of net investment income to average net assets	1.38	%(c)	1.30%	1.43%	1.19%	1.07%	1.34%

Portfolio turnover rate(d)	37%		66%	60%	90%	83%	79%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account.Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Multi-Manager Non-Core Fixed Income Fund

	Class R6 Shares
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$7.60		$7.26	$7.13	$8.91	$8.70	$9.06

Net investment income(a)	0.27		0.56	0.56	0.43	0.43	0.45

Net realized and unrealized gain (loss)	(0.07)		0.36	0.14	(1.77)	0.22	(0.35)

Total from investment operations	0.20		0.92	0.70	(1.34)	0.65	0.10

Distributions to shareholders from net investment income	(0.27)		(0.58)	(0.55)	(0.24)	(0.41)	(0.40)

Distributions to shareholders from return of capital	—		—	(0.02)	(0.20)	(0.03)	(0.06)

Total distributions	(0.27)		(0.58)	(0.57)	(0.44)	(0.44)	(0.46)

Net asset value, end of period	$7.53		$7.60	$7.26	$7.13	$8.91	$8.70

Total return(b)	2.75%		12.94%	9.89%	(15.42)%	7.47%	1.21%

Net assets, end of period (in 000s)	$1,490,249		$1,625,254	$1,070,675	$985,616	$1,425,079	$940,024

Ratio of net expenses to average net assets	0.53	%(c)	0.53%	0.57%	0.56%	0.55%	0.60%

Ratio of total expenses to average net assets	0.99	%(c)	1.00%	1.02%	1.02%	0.98%	1.04%

Ratio of net investment income to average net assets	7.31	%(c)	7.42%	7.47%	5.32%	4.69%	5.20%

Portfolio turnover rate(d)	52%		123%	101%	78%	96%	102%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account.Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Multi-Manager Real Assets Strategy Fund

	Class R6 Shares
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$10.34		$8.21	$8.95	$11.76	$8.93	$10.78

Net investment income(a)	0.13		0.27	0.23	0.20	0.22	0.19

Net realized and unrealized gain (loss)	0.07		2.08	(0.44)	(2.40)	2.76	(1.51)

Total from investment operations	0.20		2.35	(0.21)	(2.20)	2.98	(1.32)

Distributions to shareholders from net investment income	(0.33)		(0.22)	(0.11)	(0.35)	(0.15)	(0.35)

Distributions to shareholders from net realized gains	—		—	(0.42)	(0.26)	—	(0.18)

Total distributions	(0.33)		(0.22)	(0.53)	(0.61)	(0.15)	(0.53)

Net asset value, end of period	$10.21		$10.34	$8.21	$8.95	$11.76	$8.93

Total return(b)	2.26%		28.99%	(2.88)%	(19.78)%	33.70%	(12.86)%

Net assets, end of period (in 000s)	$817,591		$914,496	$572,530	$415,219	$733,307	$459,950

Ratio of net expenses to average net assets	0.66	%(c)	0.69%	0.76%	0.74%	0.69%	0.77%

Ratio of total expenses to average net assets	1.13	%(c)	1.15%	1.22%	1.21%	1.16%	1.21%

Ratio of net investment income to average net assets	2.62	%(c)	2.82%	2.56%	1.87%	2.08%	2.02%

Portfolio turnover rate(d)	36%		85%	73%	104%	96%	92%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account.Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Notes to Financial Statements April 30, 2025 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Goldman Sachs Multi-Manager Global Equity Fund	Class R6	Diversified

Goldman Sachs Multi-Manager Non-Core Fixed Income Fund	Class R6	Diversified

Goldman Sachs Multi-Manager Real Assets Strategy Fund	Class R6	Diversified

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (each, an “Agreement”) with the Trust. As of April 30, 2025, GSAM had sub-advisory agreements (the “Sub-Advisory Agreements”) for the Multi-Manager Global Equity Fund with Axiom Investors LLC, Boston Partners Global Investors, Inc., Causeway Capital Management LLC, Diamond Hill Capital Management Inc., GW&K Investment Management, LLC, Massachusetts Financial Services Company, doing business as MFS Investment Management, Principal Global Investors, LLC, T. Rowe Price Associates, Inc., Vaughan Nelson Investment Management, L.P., LLC, WCM Investment Management, LLC and Wellington Management Company LLP; for the Multi-Manager Non-Core Fixed Income Fund with Ares Capital Management II LLC, Aristotle Pacific Capital, LLC, Brigade Capital Management, LP, Marathon Asset Management, L.P., Ninety One North America, Inc., RBC Global Asset Management (UK) Limited, doing business as RBC BlueBay Asset Management (formerly BlueBay Asset Management LLP), RBC Global Asset Management (U.S.) Inc., doing business as RBC Global Asset Management and TCW Investment Management Company LLC; and for the Multi-Manager Real Assets Strategy Fund with CenterSquare Investment Management LLC, Cohen & Steers Capital Management, Inc., Principal Real Estate Investors, LLC, PGIM Real Estate, a business unit of PGIM, Inc., and RREEF America L.L.C. (the “Underlying Managers”). Pursuant to the terms of the Sub-Advisory Agreements, the Underlying Managers are responsible for making investment decisions and managing the investments of the Fund. GSAM compensates the Underlying Managers directly in accordance with the terms of the Sub-Advisory Agreements. The Funds are not charged any separate or additional investment advisory fees by the Underlying Managers.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations.

Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized

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2. SIGNIFICANT ACCOUNTING POLICIES (continued)

gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/ or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT. For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date.

C. Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Multi-Manager Global Equity Fund, Multi-Manager Real Assets Strategy Fund	Annually	Annually

Multi-Manager Non-Core Fixed Income Fund	Daily/Monthly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. Commission Recapture — GSAM, on behalf of certain Funds, may direct portfolio trades, subject to seeking best execution, to various brokers who have agreed to rebate a portion of the commissions generated. Such rebates are made directly to a Fund as cash payments and are included in net realized gain (loss) from investments on the Statements of Operations.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or

65

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Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

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Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of April 30, 2025:

MULTI-MANAGER GLOBAL EQUITY FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$1,380,465	$2,159,053	$—

Asia	29,671,557	192,626,398	—

Australia and Oceania	—	2,727,170	—

Europe	29,694,770	227,069,989	—

North America	735,069,321	10,213,754	—

South America	12,193,892	—	—

Preferred Stocks	—	974,853	—

Exchange Traded Funds	133,549,720	—	—

Investment Companies	104,387,560	—	—

Total	$1,045,947,285	$435,771,217	$—

Derivative Type

Assets(b)

Forward Foreign Currency Exchange Contracts	$—	$419,094	$—

Futures Contracts	555,886	—	—

Total	$555,886	$419,094	$—

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Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

MULTI-MANAGER GLOBAL EQUITY FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities(b)

Forward Foreign Currency Exchange Contracts	$—	$(7,382,728)	$—

Futures Contracts	(1,481,827)	—	—

Total	$(1,481,827)	$(7,382,728)	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

MULTI-MANAGER NON-CORE FIXED INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Sovereign Debt Obligations	$—	$564,566,181	$—

Corporate Obligations	—	436,802,683	4,964,589

Bank Loans	—	362,489,517	9,399,182

U.S. Treasury Obligations	9,609,913	—	—

Asset-Backed Securities	—	749,215	—

Common Stock and/or Other Equity Investments(a)

Australia and Oceania	28,583	—	—

North America	176,460	1,782,968	3,484,835

Warrants	—	72,931	106,872

Preferred Stocks	—	—	9,496

Investment Company	78,898,558	—	—

Total	$88,713,514	$1,366,463,495	$17,964,974

Liabilities

Fixed Income

Unfunded Loan Committments(b)	$—	$(6,972)	$594

Derivative Type

Assets(b)

Forward Foreign Currency Exchange Contracts	$—	$7,390,442	$—

Interest Rate Swap Contracts	—	1,029,746	—

Credit Default Swap Contracts	—	113,366	—

Total	$—	$8,533,554	$—

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

MULTI-MANAGER NON-CORE FIXED INCOME FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities(b)

Forward Foreign Currency Exchange Contracts	$—	$(5,635,184)	$—

Interest Rate Swap Contracts	—	(416,606)	—

Total	$—	$(6,051,790)	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

	Bank Loans	Common Stock	Warrants	Preferred Stock	Corporate Obligations

Beginning Balance as of November 1, 2024	$4,884,546	$3,430,912	$137,235	$9,743	$5,077,505

Realized gain (loss)	(29,771)	(1,449,744)	—	—	28,299

Net change in unrealized gain (loss)	(183,681)	1,808,385	(30,667)	(247)	(147,307)

Purchases	5,072,142	487,802	—	—	64,298

Sales	(564,639)	(792,520)	—	—	(52,990)

Accretion	8,943	—	—	—	(5,216)

Transfers into Level 3	2,311,956	—	304	—	—

Transfers out of Level 3	(2,100,314)	—	—	—	—

Ending Balance as of April 30, 2025	$9,399,182	$3,484,835	$106,872	$9,496	$4,964,589

Transfers of the above instruments into or out of Level 3 can be attributable to changes in the availability of valid pricing sources or in the observability of significant inputs used to measure the fair value of those instruments.

MULTI-MANAGER REAL ASSETS STRATEGY FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$—	$78,602,248	$—

Australia and Oceania	1,606,875	35,278,589	—

Europe	2,411,067	141,168,558	—

North America	527,271,411	—	—

South America	5,204,761	—	—

Investment Company	18,236,035	—	—

Total	$554,730,149	$255,049,395	$—

Derivative Type

Assets(b)

Forward Foreign Currency Exchange Contracts	$—	$1,489	$—

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Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

MULTI-MANAGER REAL ASSETS STRATEGY FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities(b)

Forward Foreign Currency Exchange Contracts	$—	$(308)	$—

Futures Contracts	(194,016)	—	—

Total	$(194,016)	$(308)	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of April 30, 2025. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Multi-Manager Global Equity Fund

Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$419,094	Payable for unrealized loss on forward foreign currency exchange contracts	$(7,382,728)

Equity	Variation margin on futures contracts	555,886 (a)	Variation margin on futures contracts	(1,481,827	)(a)

Total		$974,980		$(8,864,555)

Multi-Manager Non-Core Fixed Income Fund

Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities

Credit	Receivable for unrealized gain on swap contracts; Variation margin on Swap contracts	$113,366		$—

Currency	Receivable for unrealized gain on forward foreign currency contracts	7,390,442	Payable for unrealized loss on forward foreign currency contracts	(5,635,184)

Interest rate	Receivable for unrealized gain on swap contracts	1,029,746	Payable for unrealized loss on swap contracts	(416,606)

Total		$8,533,554		$(6,051,790)

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Multi-Manager Real Assets Strategy Fund

Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$1,489	Payable for unrealized loss on forward foreign currency exchange contracts	$(308)

Equity		—	Variation margin on futures contracts	(194,016	)(a)

Total		$1,489		$(194,324)

(a)

Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended April 30, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Multi-Manager Global Equity Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net unrealized gain(loss) on forward foreign currency exchange contracts	$6,465,822	$(11,969,523)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(1,439,925)	(2,142,698)

Total		$5,025,897	$(14,112,221)

Multi-Manager Non-Core Fixed Income Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/ Net change in unrealized gain (loss) on swap contracts	$444,298	$(137,886)

Currency	Net realized gain (loss) from purchased options and forward foreign currency exchange contracts/ Net change in unrealized gain (loss) on purchased options and forward foreign currency exchange contracts	(953,945)	2,898,086

Interest rate	Net realized gain (loss) from swap contracts/ Net change in unrealized gain (loss) on swap contracts	(694,954)	637,729

Total		$(1,204,601)	$3,397,929

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Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Multi-Manager Real Assets Strategy Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	$5,289	$1,488

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(1,661,490)	685,614

Total		$(1,656,201)	$687,102

For the six months ended April 30, 2025, the relevant values for each derivative type were as follows:

	Average Number of Contracts(a)

Fund	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options

Multi-Manager Global Equity Fund	462	$451,646,561	$—	—

Multi-Manager Non-Core Fixed Income Fund	—	564,908,662	120,891,631	7,746,877

Multi-Manager Real Assets Strategy Fund	446	790,786	—	—

(a)

Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, or shares/units outstanding for purchased options, based on absolute values, which is indicative of volume for this derivative type, for the months that the Fund held such derivatives during the six month period ended April 30, 2025.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended April 30, 2025, contractual and effective net management fees with GSAM were at the following rates:

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^*

Multi-Manager Global Equity Fund	1.03%	0.93%	0.89%	0.87%	0.84%	1.00%	0.34%

Multi-Manager Non-Core Fixed Income Fund	0.85	0.85	0.77	0.73	0.71	0.85	0.39

Multi-Manager Real Assets Strategy Fund	1.00	0.90	0.86	0.84	0.82	1.00	0.53

*

GSAM has agreed to waive a portion of its management fee for each Fund in order to achieve an effective net management fee rate that is equal to the actual cost of fees paid to the Fund’s Underlying Managers. These arrangements will remain in effect through at least February 28, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Board of Trustees.

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Funds invest in Institutional Shares and/or Class R6 Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest. For the six months ended April 30, 2025, GSAM waived $88,101, $69,073 and $19,477 of the Multi-Manager Global Equity, Multi-Manager Non-Core Fixed Income and Multi-Manager Real Assets Strategy Funds’ management fees, respectively.

B. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates of 0.02% of the average daily net assets of Class R6 Shares.

C. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit each Fund’s “Total Annual Operating Expenses” (excluding acquired fund fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Total Annual Operating Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Total Annual Operating Expense limitations as an annual percentage rate of average daily net assets for the Multi-Manager Global Equity Fund, Multi-Manager Non-Core Fixed Income Fund and Multi-Manager Real Assets Strategy Fund are 0.75%, 0.70%, and 0.90%, respectively. In addition, GSAM has agreed to reduce or limit certain “Other Expenses” of the Multi-Manager Global Equity Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.10% of its average daily net assets. The Total Annual Operating Expenses and Other Expense limitations will remain in place through at least February 28, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended April 30, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions

Multi-Manager Global Equity Fund	$4,722,963	$244,231	$4,967,194

Multi-Manager Non-Core Fixed Income Fund	3,544,268	—	3,544,268

Multi-Manager Real Assets Strategy Fund	1,970,725	—	1,970,725

D. Line of Credit Facility — As of April 30, 2025, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2025, the Funds did not have any borrowings under the facility. Prior to April 14, 2025, the facility was $1,150,000,000.

E. Other Transactions with Affiliates — For the six months ended April 30, 2025, Goldman Sachs earned $735, $0, and $2,658 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Multi-Manager Global Equity Fund, Multi-Manager Non-Core Fixed Income Fund and Multi-Manager Real Assets Strategy Fund, respectively.

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Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund as of and for the six months ended April 30, 2025:

Fund	Underlying Fund	Market Value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Market Value as of April 30, 2025	Shares as of April 30, 2025	Dividend Income

Multi-Manager Global Equity Fund	Goldman Sachs Financial Square Government Fund — Class R6	$50,789,613	$83,423,731	$(91,391,143)	$42,822,201	42,822,201	$1,086,466

	Goldman Sachs Financial Square Government Fund — Institutional Shares	64,685,562	330,516,215	(333,636,418)	61,565,359	61,565,359	1,305,403

Multi-Manager Non-Core Fixed Income Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	91,077,387	603,211,490	(615,390,319)	78,898,558	78,898,558	1,844,227

Multi-Manager Real Assets Strategy Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	22,153,421	162,400,812	(166,318,198)	18,236,035	18,236,035	530,451

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2025, were as follows:

Fund	Purchases of Government Securities	Purchases Excluding Government Securities	Sales of Government Securities	Sales Excluding Government Securities

Multi-Manager Global Equity Fund	$—	$676,534,097	$—	$487,768,850

Multi-Manager Non-Core Fixed Income Fund	9,094,895	721,796,030	4,096,637	822,893,842

Multi-Manager Real Assets Strategy Fund	—	296,288,515	—	402,168,677

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, October 31, 2024, the Funds’ capital loss carryforwards and timing differences were as follows:

	Multi-Manager Global Equity	Multi-Manager Non-Core Fixed Income	Multi-Manager Real Assets Strategy

Capital loss carryforwards:

Perpetual Short-Term	$ —	$ (71,643,724)	$ —

Perpetual Long-Term	—	(101,515,213)	(3,764,291)

Total capital loss carryforwards	—	(173,158,937)	(3,764,291)

Timing differences (Dividends Payable/Defaulted Bonds/Straddles)	$(35,012)	$ (6,367,800)	$ —

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7. TAX INFORMATION (continued)

As of April 30, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Multi-Manager Global Equity	Multi-Manager Non-Core Fixed Income	Multi-Manager Real Assets Strategy

Tax Cost	$1,320,197,085	$1,485,348,612	$695,188,796

Gross unrealized gain	237,332,923	41,469,810	154,719,813

Gross unrealized loss	(75,811,506)	(53,676,439)	(40,129,065)

Net unrealized gain (loss) on securities	$161,521,417	$(12,206,629)	$114,590,748

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures contracts, net mark to market gains (losses) on foreign currency contracts, partnership investments, and differences in the tax treatment of swap transactions, material modification of debt securities, market discount accretion and premium amortization and differences in the tax treatment of passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and have concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Asset Allocation Risk — The Funds’ allocations to the various asset classes and to the Underlying Managers may cause the Funds to underperform other funds with a similar investment objective.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate (“SOFR”), a term SOFR rate published by CME Group Benchmark Administration Limited (CBA) calculated using certain derivatives markets (“Term SOFR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking

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Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

8. OTHER RISKS (continued)

full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Some floating or variable rate obligations or investments of a Fund may have previously referenced the London Interbank Offered Rate (“LIBOR”). As a result of benchmark reforms, publication of all LIBOR settings has ceased. Public and private sector actors have worked to establish alternative reference rates, like SOFR or Term SOFR, to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR which may affect the value, volatility, liquidity or return on certain of a Fund’s floating and variable rate obligations and investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. Certain of a Fund’s obligations or investments may have transitioned from LIBOR. The transition from LIBOR to alternative reference rates may result in operational issues for a Fund or its obligations or investments. Any pricing adjustments to a Fund’s obligations or investments resulting from use of an alternative reference rate may also adversely affect the Fund’s performance and/or NAV. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on a Fund and its obligations and investments.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Index/Tracking Error Risk — To the extent that an index-tracking strategy or implementation of a sub-strategy by a transition manager is used with respect to a portion of a Fund’s assets, including through investment in an ETF that seeks to track an index or implementation of an index-tracking strategy, the Fund will be negatively affected by general declines in the securities and asset classes represented in the relevant index. There is no guarantee that the Fund, or relevant portion of the Fund, will achieve a high degree of correlation to the relevant index. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability, or the ability of an ETF in which it invests, to adjust its exposure to the required levels in order for the relevant portion of the Fund to track the relevant index. In addition, because that portion of the Fund is not “actively” managed, unless a specific security is removed from the relevant index, the Fund or an ETF in which it invests generally would not sell a security because the security’s issuer was in financial trouble. At times when an index-tracking strategy is used with respect to a portion of the Fund’s assets, the Fund’s performance could be lower than funds that may actively shift all of their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

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8. OTHER RISKS (continued)

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Funds may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less

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Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

8. OTHER RISKS (continued)

liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

MAS Transactions Risk — MAS, a business unit within GSAM, currently provides investment advisory services to certain client accounts in respect of which it has discretionary authority to effect investment decisions, as well as client accounts in respect of which it provides investment advice but does not have the discretion to effect investment decisions without the specific instruction of the clients. It is currently expected that certain MAS client accounts will invest in the Fund. Investments by MAS client accounts in the Fund may be made at any time and from time to time, could be substantial and could represent a substantial proportion of a Fund’s capital. As a result of GSAM’s position as Investment Adviser to a Fund and the investment advisory services provided to client accounts through MAS, GSAM may possess information relating to the Fund and MAS client accounts that it would not otherwise possess. Discretionary client accounts advised by MAS may, to the extent permitted by applicable law, purchase and redeem shares from a Fund on the basis of such knowledge, and other shareholders of a Fund, including non-discretionary client accounts advised by MAS, will not be informed of such purchases or redemptions. Redemptions by discretionary client accounts advised by MAS could have an adverse effect on a Fund and its other shareholders, including non-discretionary client accounts advised by MAS. In addition, MAS may effect subscriptions to and full or partial redemptions from a Fund for discretionary client accounts in advance of receiving directions from non-discretionary client accounts regarding such clients’ investments in a Fund, and non-discretionary client accounts may be adversely affected. See also “Large Shareholder Transactions Risk”.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

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8. OTHER RISKS (continued)

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM concluded that there is no impact requiring adjustment or disclosure in the financial statements.

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Multi-Manager Global Equity Fund

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class R6 Shares

Shares sold	26,597,971	$322,445,000	53,921,020	$603,550,395

Reinvestment of distributions	3,819,433	45,411,573	1,057,853	10,768,945

Shares redeemed	(9,670,477)	(116,486,106)	(26,192,671)	(290,198,440)

NET INCREASE	20,746,927	$251,370,467	28,786,202	$324,120,900

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Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Multi-Manager Non-Core Fixed Income Fund

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class R6 Shares

Shares sold	6,645,834	$50,067,000	106,820,086	$809,497,000

Reinvestment of distributions	7,542,963	56,732,571	14,615,540	111,049,666

Shares redeemed	(30,233,170)	(227,895,948)	(54,874,570)	(417,022,512)

NET INCREASE (DECREASE)	(16,044,373)	$(121,096,377)	66,561,056	$503,524,154

	Multi-Manager Real Assets Strategy Fund

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class R6 Shares

Shares sold	7,300,166	$71,567,000	38,407,902	$357,847,599

Reinvestment of distributions	2,875,555	27,001,459	1,692,702	15,471,294

Shares redeemed	(18,509,335)	(187,954,787)	(21,353,668)	(212,893,728)

NET INCREASE (DECREASE)	(8,333,614)	$(89,386,328)	18,746,936	$160,425,165

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Statement Regarding Basis for Approval of Sub-Advisory Agreement (Unaudited)

Background

The Goldman Sachs Multi-Manager Real Assets Strategy Fund (the “Fund”) is an investment portfolio of Goldman Sachs Trust II (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Fund at regularly scheduled meetings held throughout the year. The Fund employs a “manager of managers” structure, whereby Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) is responsible for selecting sub-advisers (subject to Board approval), allocating the assets of the Fund among them, and overseeing their day-to-day management of Fund assets.

Upon the recommendation of the Investment Adviser, at a meeting held on April 15-16, 2025, the Trustees, including those Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), unanimously approved a sub-advisory agreement (the “Sub-Advisory Agreement”) between the Investment Adviser and CenterSquare Investment Management LLC (the “Sub-Adviser”) on behalf of the Fund. In connection with their evaluation of the Sub-Advisory Agreement, the Trustees received written materials and oral presentations prepared by the Investment Adviser and the Sub-Adviser on the topics covered, and were advised by their independent legal counsel. In addition, the Trustees received information prepared by the Sub-Adviser in response to a request from the Investment Adviser.

Nature, Extent, and Quality of the Services to be Provided Under the Sub-Advisory Agreement

In evaluating the Sub-Advisory Agreement, the Trustees relied on the information provided by the Investment Adviser and the Sub-Adviser. In evaluating the nature, extent and quality of services to be provided by the Sub-Adviser, the Trustees considered information about the Sub-Adviser’s (a) personnel and compensation structure; (b) track record in managing other funds and accounts with investment strategies similar to those to be employed on behalf of the Fund; (c) policies and procedures in place to address potential conflicts of interest; and (d) compliance program and code of ethics. In this regard, they considered assessments provided by the Investment Adviser of the Sub-Adviser, the Sub-Adviser’s investment strategies and personnel, and the Sub-Adviser’s compliance program. They noted that, because the Sub-Adviser had not previously provided services to the Fund, there was no performance information to evaluate with respect to the Fund.

Costs of Services to be Provided

The Trustees reviewed the terms of the Sub-Advisory Agreement and the proposed fee schedule. They noted that the compensation to be paid to the Sub-Adviser would be paid by the Investment Adviser, not by the Fund. They also noted that the terms of the Sub-Advisory Agreement were the result of arms’ length negotiations between the Investment Adviser and the Sub-Adviser. The Trustees noted that they receive reports from the Investment Adviser reflecting the blended average of all sub-advisory fees to be paid by the Investment Adviser with respect to the Fund, including any impacts of the hiring of the Sub-Adviser. The Trustees considered the Investment Adviser’s undertaking to waive the portion of its management fee which is in excess of the weighted average of the Fund’s sub-advisory fees.

Conclusion

In connection with their consideration of the Sub-Advisory Agreement, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. After deliberation and consideration of the information provided, including the factors described above, the Trustees, including the Independent Trustees, unanimously concluded, in the exercise of their business judgment, that the sub-advisory fees to be paid by the Investment Adviser to the Sub-Adviser were reasonable in light of the factors considered, and that the Sub-Advisory Agreement, and the terms thereof, should be approved for a period of two years from its effective date.

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ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Fund’s trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Goldman Sachs Multi-Manager Real Assets Strategy Fund’s statement regarding the basis for approval of its investment advisory contract with CenterSquare Investment Management LLC is included in Item 7 of this report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust II’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on November 3, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust II

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust II

Date:	July 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust II

Date:	July 2, 2025

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust II

Date:	July 2, 2025